UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2012



[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA EXTENDED MARKET INDEX FUND]

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       SEMIANNUAL REPORT
       USAA EXTENDED MARKET INDEX FUND
       JUNE 30, 2012

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

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PRESIDENT'S MESSAGE

"AS I HAVE SAID IN THE PAST, HIGH ENERGY PRICES
REDUCE THE AMOUNT OF MONEY AMERICAN
CONSUMERS HAVE TO SPEND ON OTHER THINGS.           [PHOTO OF DANIEL S. McNAMARA]
THE REVERSE IS ALSO TRUE; A DECLINE IN ENERGY
PRICES CAN STIMULATE CONSUMER SPENDING."

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AUGUST 2012

Market sentiment fluctuated widely during the six-month reporting period. While it was a bumpy ride for investors, U.S. equities posted gains of approximately 9.5% as measured by the S&P 500(R) Index. This was in stark contrast to the stocks of developed and developing nations, many of which fell during the reporting period. Meanwhile, Treasuries continued to generate strong returns -- much to the surprise of some market participants.

At the beginning of 2012, U.S. economic data -- including the level of unemployment -- appeared to improve. We were skeptical, mainly because we believed the data were temporarily influenced by the unusually mild winter. Nevertheless, investors seized on the "good" news and stocks and riskier asset classes performed well. They extended their gains as the European Central Bank continued its version of quantitative easing (long-term refinancing operations or "LTROs"), flooding the European banking system with Euros.

Though many observers had hoped that U.S. economic activity would accelerate during the spring of this year, the warm winter weather did appear to have pulled demand (and job gains) forward without permanently improving the U.S. economic outlook. At the same time, Europe's problems flared anew, causing investors to shift into safer assets. The U.S. Treasury market extended its rally and yields (which move in the opposite direction of prices) fell to record lows. At one point, the yield on 10-year U.S. Treasuries was 1.45%.

As the reporting period ended, optimism once again dominated the market. Despite a weak global economy, investors hoped that stronger European

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Union nations, such as Germany, would relax austerity conditions, promote a pro-growth agenda, and create mechanisms to provide more financial assistance to countries such as Spain and Italy, which suffer from high borrowing costs.

In the United States, politics dominated investors' attention as they focused on the contentious debate over another increase in the nation's debt ceiling. In addition, unless Congress acts, tax hikes and spending cuts, including a large reduction in military spending, will automatically take effect in 2013. (This is the "fiscal cliff" being discussed in the media.) All the same, investors should not lose sight of a growing list of positives. Housing prices are beginning to improve in some of the harder hit markets around the country. Even more encouraging, energy prices have declined. As I have said in the past, high energy prices reduce the amount of money American consumers have to spend on other things. The reverse is also true; a decline in energy prices can stimulate consumer spending. Finally, automobile sales also have picked up as Americans, who have deferred car purchases in recent years, began to replace aging vehicles with new models.

Going forward, risks remain. However, in my opinion, there also are significant opportunities. Rest assured that your team of USAA portfolio managers will do their utmost to stay abreast of changing market conditions as they strive to meet your investment expectations.

From all of us here at USAA Asset Management Company*, thank you for your continued confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

*Effective January 1, 2012, USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGER'S COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            4

FINANCIAL INFORMATION

  USAA EXTENDED MARKET INDEX FUND:

   Financial Statements                                                        8

   Financial Highlights                                                       11

   Notes to Financial Statements                                              13

EXPENSE EXAMPLE                                                               19

ADVISORY AGREEMENT                                                            21

  MASTER EXTENDED MARKET INDEX SERIES:

   Schedule of Investments                                                    28

   Financial Statements                                                       76

   Financial Highlights                                                       79

   Notes to Financial Statements                                              80

ADVISORY AGREEMENTS                                                           90

The opinions expressed herein should not be considered as promises or advice and are applicable only through the period on the front of this report. The risks of investing in your fund are listed within its prospectus.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA EXTENDED MARKET INDEX FUND (THE FUND) SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE U.S. STOCKS NOT INCLUDED IN THE S&P 500 INDEX AS REPRESENTED BY THE DOW JONES U.S. COMPLETION TOTAL STOCK MARKET INDEX.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC, with a substantially similar investment objective as the Fund. Therefore, your interest in the Extended Market Portfolio's securities is indirect, and the investment characteristics of the Fund will correspond directly to those of the Extended Market Portfolio. This type of arrangement is commonly referred to as a master-feeder structure.

The Extended Market Portfolio seeks to track the Dow Jones U.S. Completion Total Stock Market Index as closely as possible, and normally, at least 80% of its assets will be invested in securities or other financial instruments of companies that are components of or have economic characteristics similar to the securities included in the index.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

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As of the end of the reporting period, the USAA Extended Market Index Fund had a total return of 8.71%. This compares to a return of 9.00% for the Dow Jones U.S. Completion Total Stock Market Index (the Index).

Following a highly volatile 2011, financial markets began the new year with relative calm as the debt situation in Europe stabilized and global liquidity conditions returned to normal, due mainly to the European Central Bank's long-term refinancing operations. U.S. economic indicators were positive, with particularly encouraging reports from the labor market, and the outlook for the global economy brightened. As the investment environment improved and corporate earnings continued to be strong, U.S. equities moved boldly higher through the first two months of 2012.

The rally softened in March when the tone of global news flow darkened. Investors reverted to "risk off" mode and heightened volatility returned to the markets as Europe's debt problems boiled over once again. Political instability in Greece caused anxiety about whether the country would continue its membership in the euro zone. In Spain, political leaders faced severe deficit and policymaking issues while the nation's banks clamored for liquidity and yields on Spanish government debt rose to levels deemed unsustainable. Heavily-indebted Italy also saw its borrowing costs rise amid mounting pressure across the region. Stock markets around the world saw large daily swings as investors reacted to news from Europe where leaders conferred and debated vehemently over the need for fiscal integration among the 17 euro zone nations.

Alongside the drama in Europe, investors became discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key powerhouse for global growth, was of particular concern. Chinese manufacturing and exports suffered due to weakening demand from

Refer to page 5 for benchmark definitions.

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2  | USAA EXTENDED MARKET INDEX FUND

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larger, developed countries where consumers became more cautious in the mire of the financial situation in Europe. Many European countries fell into recession. In the United States, disappointing jobs reports in the second quarter dealt a crushing blow to sentiment for the U.S. economy after the labor market had been a bright spot earlier in the year.

The resurgence of concerns about global growth and Europe's debt problems drove equity prices down through April and May of 2012. In June, U.S. stocks began a modest rebound as European leaders ramped up their efforts to move toward fiscal unity and investors anticipated additional stimulus from central banks on both sides of the Atlantic.

Industry performance for the Dow Jones U.S. Completion Total Stock Market Index was generally positive in the first half of the year on account of strong first quarter returns. With the exclusion of the Oil & Gas industry (-8.78%), other industries experienced the biggest gains led by Health Care (+23.24%), followed by Financials (+12.59%), and Consumer Services (+12.30%).

THIS MATERIAL IS NOT INTENDED TO BE RELIED UPON AS A FORECAST, RESEARCH OR INVESTMENT ADVICE, AND IS NOT A RECOMMENDATION, OFFER OR SOLICITATION TO BUY OR SELL ANY SECURITIES OR TO ADOPT ANY INVESTMENT STRATEGY. THE OPINIONS EXPRESSED ARE AS OF JUNE 30, 2012, AND MAY CHANGE AS SUBSEQUENT CONDITIONS VARY. THE INFORMATION AND OPINIONS CONTAINED IN THIS MATERIAL ARE DERIVED FROM PROPRIETARY AND NON-PROPRIETARY SOURCES DEEMED BY BLACKROCK TO BE RELIABLE, ARE NOT NECESSARILY ALL-INCLUSIVE AND ARE NOT GUARANTEED AS TO ACCURACY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS. ANY INVESTMENTS NAMED WITHIN THIS MATERIAL MAY NOT NECESSARILY BE HELD IN ANY ACCOUNTS MANAGED BY BLACKROCK. RELIANCE UPON INFORMATION IN THIS MATERIAL IS AT THE SOLE DISCRETION OF THE READER. INDEX PERFORMANCE IS SHOWN FOR ILLUSTRATIVE PURPOSES ONLY. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PREPARED BY BLACKROCK INVESTMENTS, LLC, MEMBER FINRA.

(C)2012 BLACKROCK, INC. ALL RIGHTS RESERVED.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

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INVESTMENT OVERVIEW

USAA EXTENDED MARKET INDEX FUND
(Ticker Symbol: USMIX)

--------------------------------------------------------------------------------
                                          6/30/12                  12/31/11
--------------------------------------------------------------------------------
Net Assets                             $376.6 Million           $353.7 Million
Net Asset Value Per Share                  $12.60                   $11.59

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/12
--------------------------------------------------------------------------------
  12/31/11 to 6/30/12*          1 Year            5 Years             10 Years
         8.71%                  -2.39%             1.19%                8.30%

--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 12/31/11**
--------------------------------------------------------------------------------
  Before Reimbursement        0.59%           After Reimbursement        0.50%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**THE EXPENSE RATIOS REPRESENT THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2012, AND ARE CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. USAA ASSET MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2013, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES SO THAT THE TOTAL EXPENSES OF THE FUND (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.50% OF THE FUND'S AVERAGE NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2013. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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4  | USAA EXTENDED MARKET INDEX FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    DOW JONES U.S. COMPLETION              USAA EXTENDED
                           TOTAL STOCK                     MARKET INDEX
                          MARKET INDEX*                        FUND
 6/30/2002                 $10,000.00                       $10,000.00
 7/31/2002                   9,027.42                         9,019.61
 8/31/2002                   9,079.73                         9,071.90
 9/30/2002                   8,467.42                         8,457.52
10/31/2002                   8,745.49                         8,745.10
11/30/2002                   9,345.40                         9,333.33
12/31/2002                   8,951.85                         8,928.72
 1/31/2003                   8,758.59                         8,731.77
 2/28/2003                   8,535.81                         8,521.68
 3/31/2003                   8,662.10                         8,652.98
 4/30/2003                   9,383.91                         9,375.16
 5/31/2003                  10,275.73                        10,281.16
 6/30/2003                  10,519.83                        10,504.38
 7/31/2003                  11,011.25                        10,977.08
 8/31/2003                  11,472.74                        11,436.64
 9/30/2003                  11,330.28                        11,279.08
10/31/2003                  12,193.23                        12,145.69
11/30/2003                  12,613.87                        12,552.73
12/31/2003                  12,876.29                        12,807.59
 1/31/2004                  13,337.68                        13,242.86
 2/29/2004                  13,571.13                        13,480.28
 3/31/2004                  13,628.61                        13,546.23
 4/30/2004                  13,080.91                        12,979.06
 5/31/2004                  13,278.24                        13,176.91
 6/30/2004                  13,643.72                        13,533.04
 7/31/2004                  12,887.39                        12,781.21
 8/31/2004                  12,888.69                        12,781.21
 9/30/2004                  13,384.22                        13,282.43
10/31/2004                  13,631.52                        13,559.42
11/30/2004                  14,583.11                        14,482.73
12/31/2004                  15,206.29                        15,102.69
 1/31/2005                  14,691.25                        14,592.56
 2/28/2005                  14,975.53                        14,861.05
 3/31/2005                  14,688.44                        14,619.41
 4/30/2005                  14,151.69                        14,122.70
 5/31/2005                  14,995.06                        14,955.02
 6/30/2005                  15,484.27                        15,424.89
 7/31/2005                  16,355.95                        16,257.21
 8/31/2005                  16,168.43                        16,069.27
 9/30/2005                  16,291.00                        16,163.24
10/31/2005                  15,908.51                        15,814.20
11/30/2005                  16,650.65                        16,579.40
12/31/2005                  16,731.29                        16,630.21
 1/31/2006                  17,830.08                        17,674.76
 2/28/2006                  17,653.33                        17,523.57
 3/31/2006                  18,325.74                        18,183.28
 4/30/2006                  18,401.15                        18,252.00
 5/31/2006                  17,606.81                        17,482.34
 6/30/2006                  17,657.28                        17,509.83
 7/31/2006                  17,158.68                        17,015.05
 8/31/2006                  17,526.89                        17,372.39
 9/30/2006                  17,687.20                        17,564.80
10/31/2006                  18,567.19                        18,430.68
11/30/2006                  19,239.38                        19,104.13
12/31/2006                  19,288.30                        19,176.59
 1/31/2007                  19,910.42                        19,810.53
 2/28/2007                  19,861.28                        19,695.27
 3/31/2007                  20,076.63                        19,896.97
 4/30/2007                  20,574.12                        20,343.61
 5/31/2007                  21,459.59                        21,193.66
 6/30/2007                  21,144.42                        20,919.92
 7/31/2007                  20,196.09                        20,012.24
 8/31/2007                  20,399.51                        20,199.54
 9/30/2007                  21,018.05                        20,833.47
10/31/2007                  21,639.59                        21,496.22
11/30/2007                  20,425.76                        20,242.76
12/31/2007                  20,328.65                        20,079.99
 1/31/2008                  19,073.65                        18,767.77
 2/29/2008                  18,661.81                        18,386.31
 3/31/2008                  18,331.08                        18,020.11
 4/30/2008                  19,330.73                        19,011.91
 5/31/2008                  20,251.46                        19,866.38
 6/30/2008                  18,732.92                        18,371.06
 7/31/2008                  18,556.43                        18,187.96
 8/31/2008                  18,917.47                        18,554.16
 9/30/2008                  16,861.83                        16,555.31
10/31/2008                  13,382.49                        13,137.44
11/30/2008                  11,857.74                        11,642.12
12/31/2008                  12,394.38                        12,179.25
 1/31/2009                  11,468.41                        11,241.14
 2/28/2009                  10,346.90                        10,141.28
 3/31/2009                  11,239.04                        11,014.70
 4/30/2009                  12,923.60                        12,664.47
 5/31/2009                  13,460.14                        13,182.05
 6/30/2009                  13,572.99                        13,279.10
 7/31/2009                  14,795.30                        14,476.00
 8/31/2009                  15,347.99                        15,025.92
 9/30/2009                  16,239.30                        15,883.16
10/31/2009                  15,360.46                        14,993.57
11/30/2009                  15,971.33                        15,592.02
12/31/2009                  17,033.70                        16,608.49
 1/31/2010                  16,625.79                        16,201.81
 2/28/2010                  17,428.25                        16,982.62
 3/31/2010                  18,705.54                        18,218.91
 4/30/2010                  19,596.05                        19,081.05
 5/31/2010                  18,123.39                        17,649.57
 6/30/2010                  16,867.78                        16,429.55
 7/31/2010                  18,035.34                        17,551.96
 8/31/2010                  17,032.09                        16,559.68
 9/30/2010                  18,969.73                        18,446.64
10/31/2010                  19,818.78                        19,259.99
11/30/2010                  20,409.72                        19,813.06
12/31/2010                  21,908.38                        21,276.94
 1/31/2011                  22,188.59                        21,529.64
 2/28/2011                  23,174.10                        22,489.88
 3/31/2011                  23,641.49                        22,944.73
 4/30/2011                  24,347.20                        23,601.74
 5/31/2011                  24,038.77                        23,298.51
 6/30/2011                  23,477.91                        22,742.58
 7/31/2011                  22,718.74                        22,018.18
 8/31/2011                  20,862.22                        20,215.62
 9/30/2011                  18,611.74                        18,042.44
10/31/2011                  21,217.52                        20,569.40
11/30/2011                  21,096.01                        20,434.63
12/31/2011                  21,085.69                        20,419.26
 1/31/2012                  22,679.52                        21,952.03
 2/29/2012                  23,591.62                        22,815.31
 3/31/2012                  24,130.87                        23,326.23
 4/30/2012                  23,953.70                        23,150.05
 5/31/2012                  22,278.70                        21,529.20
 6/30/2012                  22,991.24                        22,198.67

                                [END CHART]

                      Data from 6/30/02 to 6/30/12.

*The Dow Jones U.S. Completion Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index that excludes components of the S&P 500. The Dow Jones U.S. Total Stock Market Index is an all-inclusive measure composed of all U.S. equity securities with readily available prices. This broad index is divided according to stock-size segment, style, and sector to create distinct sub-indexes that track every major segment of the market. It is not possible to invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

The graph on page 5 illustrates how a $10,000 hypothetical investment in the USAA Extended Market Index Fund closely tracks the Dow Jones U.S. Completion Total Stock Market Index, which is a market-capitalization-weighted index of approximately 3,500 U.S. equity securities. It includes all the stocks in the Dow Jones U.S. Total Stock Market Index except for stocks included in the S&P 500 Index.

Dow Jones U.S. Completion Total Stock Market Index is a service mark of Dow Jones & Company, Inc. Dow Jones does not have any relationship to the Fund other than the licensing and sublicensing of the Dow Jones U.S. Completion Total Stock Market Index and its service marks for use in connection with the Fund. o Dow Jones does not sponsor, endorse, sell, or promote the Fund; recommend that any person invest in the Fund or any other securities; have any responsibility or liability for or make any decisions about the timing, amount, or pricing of the Fund; have any responsibility or liability for the administration, management, or marketing of the Fund; consider the needs of the Fund or the owners of the Fund in determining, composing, or calculating the Dow Jones U.S. Completion Total Stock Market Index, or have any obligation to do so.

Dow Jones will have no liability in connection with the Fund. Specifically, Dow Jones makes no warranty, express or implied, and Dow Jones disclaims any warranty about: the results to be obtained by the Fund, the owner of the Fund, or any other person in connection with the use of the Dow Jones U.S. Completion Total Stock Market Index and the data included in the Dow Jones U.S. Completion Total Stock Market Index; the accuracy or completeness of the Dow Jones U.S. Completion Total Stock Market Index and any related data; the merchantability and the fitness for a particular purpose or use of the Dow Jones U.S. Completion Total Stock Market Index and/or its related data; Dow Jones will have no liability for any errors, omissions, or interruptions in the Dow Jones U.S. Completion Total Stock Market Index or related data; under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special, or consequential damages or losses, even if Dow Jones knows that they might occur.
o The licensing agreement between BlackRock Advisors, LLC (or its predecessor), and Dow Jones, and the sublicensing agreeement between the Fund and BlackRock Advisors, LLC (or its predecessor), are solely for the benefit of the parties to these agreements and not for the benefit of the owners of the USAA Extended Market Index Fund or any other third parties.

================================================================================

6  | USAA EXTENDED MARKET INDEX FUND

================================================================================

                                 TOP 10 HOLDINGS
                                  AS OF 6/30/12
                               (% of Net Assets)*

Las Vegas Sands Corp. ....................................................  0.6%
Annaly Capital Management, Inc. ..........................................  0.6%
LyondellBasell Industries NV, Class A ....................................  0.5%
Facebook, Inc. ...........................................................  0.5%
Liberty Global, Inc. .....................................................  0.5%
Dollar General Corp. .....................................................  0.4%
Vertex Pharmaceuticals, Inc. .............................................  0.4%
General Motors Co. .......................................................  0.4%
Liberty Interactive Corp., Class A .......................................  0.4%
American Capital Agency Corp. ............................................  0.4%

                             TOP 10 INDUSTRY SECTORS
                                  AS OF 6/30/12
                               (% of Net Assets)*

Real Estate Investment Trusts (REITs) ....................................  9.5%
Software & Computer Services .............................................  6.1%
Healthcare Equipment Services ............................................  5.3%
Technology Hardware & Equipment ..........................................  5.1%
Banks ....................................................................  5.1%
Pharmaceuticals & Biotechnology ..........................................  5.0%
General Retailers ........................................................  4.8%
Travel & Leisure .........................................................  4.3%
Support Services .........................................................  3.9%
Media ....................................................................  3.4%

*Percentages are of the net assets of the Master Extrended Market Index Series (the Series), not the net assets of the Fund.

You will find a complete list of securities that the Series owns on pages xx-xx.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investment in Master Extended Market Index Series, at fair value        $376,516,591
  Receivable for capital shares sold                                           249,192
  Receivable due from USAA Asset Management Company
      (Note 4B)                                                                170,978
                                                                          ------------
         Total assets                                                      376,936,761
                                                                          ------------
LIABILITIES
  Payable for capital shares redeemed                                          271,131
  Accrued transfer agency fees                                                  16,243
  Other accrued expenses and payables                                           86,552
                                                                          ------------
         Total liabilities                                                     373,926
                                                                          ------------
             Net assets applicable to capital shares outstanding          $376,562,835
                                                                          ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $335,905,881
  Accumulated undistributed net investment income                            2,226,425
  Accumulated net realized loss from investments and
      futures transactions                                                  (6,556,863)
  Net unrealized appreciation on investments and futures contracts          44,987,392
                                                                          ------------
             Net assets applicable to capital shares outstanding          $376,562,835
                                                                          ============
  Capital shares outstanding                                                29,884,901
                                                                          ============
  Net asset value, redemption price, and offering price per share         $      12.60
                                                                          ============

See accompanying notes to financial statements and accompanying financial statements of the Master Extended Market Index Series (the Series) attached.

================================================================================

8  | USAA EXTENDED MARKET INDEX FUND

================================================================================

STATEMENT OF OPERATIONS

Six-month period ended June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Allocated from Master Extended Market Index Series:
       Dividends - unaffiliated                                           $ 2,440,419
       Foreign taxes withheld                                                 (12,240)
       Securities lending - affiliated                                        177,735
       Dividends - affiliated                                                   6,471
                                                                          -----------
           Total income                                                     2,612,385
               Expenses (Note 4B)                                            (142,654)
                                                                          -----------
   Net allocated investment income                                          2,469,731
                                                                          -----------
FUND EXPENSES
   Administration and servicing fees                                          640,804
   Transfer agent's fees                                                      417,402
   Custody and accounting fees                                                  3,790
   Shareholder reporting fees                                                  21,880
   Postage                                                                     34,372
   Trustees' fees                                                               7,459
   Registration fees                                                           22,874
   Professional fees                                                           39,781
   Other                                                                        8,453
                                                                          -----------
           Total Fund expenses before reimbursement                         1,196,815
   Expenses reimbursed                                                       (380,978)
                                                                          -----------
           Total Fund expenses after reimbursement                            815,837
                                                                          -----------
NET INVESTMENT INCOME                                                       1,653,894
                                                                          -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS ALLOCATED FROM MASTER
EXTENDED MARKET INDEX SERIES
   Net realized loss from investment transactions                          (5,547,462)
   Net realized loss from futures transactions                                 (6,178)
   Net change in unrealized appreciation/depreciation on
      investments and futures contracts                                    34,667,193
                                                                          -----------
           Net allocated realized and unrealized gain on investments
              and futures contracts                                        29,113,553
                                                                          -----------
   Increase in net assets from operations                                 $30,767,447
                                                                          ===========

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

                                                       FINANCIAL STATEMENTS |  9

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

Six-month period ended June 30, 2012 (unaudited), and year ended December 31,
2011

--------------------------------------------------------------------------------------
                                                             6/30/2012      12/31/2011
--------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                   $  1,653,894    $  3,264,082
  Net realized gain (loss) from investment transactions     (5,547,462)      7,592,251
  Net realized gain (loss) from futures transactions            (6,178)        385,180
  Net change in unrealized appreciation/depreciation
      on investments and futures contracts                  34,667,193     (27,137,014)
                                                          ----------------------------
      Net increase (decrease) in net assets
          from operations                                   30,767,447     (15,895,501)
                                                          ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                                              -      (2,748,957)
  Net realized gains                                                 -     (12,623,623)
                                                          ----------------------------
      Distributions to shareholders                                  -     (15,372,580)
                                                          ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                 28,858,105      90,169,820
  Reinvested dividends                                             (30)     15,061,233
  Cost of shares redeemed                                  (36,723,024)    (83,144,450)
                                                          ----------------------------
      Net increase (decrease) in net assets from
          capital share transactions                        (7,864,949)     22,086,603
                                                          ----------------------------
  Capital contribution from USAA Transfer Agency
      Company                                                        -           6,397
                                                          ----------------------------
  Net increase (decrease) in net assets                     22,902,498      (9,175,081)
NET ASSETS
  Beginning of period                                      353,660,337     362,835,418
                                                          ----------------------------
  End of period                                           $376,562,835    $353,660,337
                                                          ============================
Accumulated undistributed net investment income
  End of period                                           $  2,226,425    $    572,531
                                                          ============================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                2,271,174       7,030,522
  Shares issued for reinvested dividends                            (2)      1,314,573
  Shares redeemed                                           (2,897,343)     (6,570,783)
                                                          ----------------------------
      Increase in shares outstanding                          (626,171)      1,774,312
                                                          ============================

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

10  | USAA EXTENDED MARKET INDEX FUND

================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below are selected ratios and supplemental data for the periods indicated for the USAA Extended Market Index Fund.

                                  SIX-MONTH
                                PERIOD ENDED
                                  JUNE 30,                 YEAR ENDED DECEMBER 31,
                                -------------------------------------------------------------------
                                    2012        2011       2010        2009       2008         2007
                                -------------------------------------------------------------------
Net asset value at
  beginning of period           $  11.59    $  12.63   $  10.21    $   7.53   $  13.16     $  13.31
                                -------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .06         .11        .09         .07        .11          .12
  Net realized and unrealized
    gain (loss) on investments
    and futures transactions         .95        (.63)(b)   2.78        2.67      (5.32)         .51
                                -------------------------------------------------------------------
Total from investment
  operations                        1.01        (.52)      2.87        2.74      (5.21)         .63
                                -------------------------------------------------------------------
Less distributions:
  From net investment income           -        (.09)      (.11)       (.06)      (.11)        (.12)
  From realized capital gains          -        (.43)      (.34)          -       (.31)        (.66)
                                -------------------------------------------------------------------
Total distributions                    -        (.52)      (.45)       (.06)      (.42)        (.78)
                                -------------------------------------------------------------------
Net asset value at
  end of period                 $  12.60    $  11.59   $  12.63    $  10.21   $   7.53     $  13.16
                                ===================================================================
Total return (%)*                   8.71       (4.03)     28.11       36.37     (39.35)        4.71(c)
Net assets at end
  of period (000)               $376,563    $353,660   $362,835    $276,245   $194,859     $310,168
Ratios to average
  net assets:**
  Expenses, including
    expenses of the
    Master Extended Market
    Index Series (%)(a)              .50         .50        .50         .50        .50          .50(c)
  Expenses before
    reimbursements, including
    expenses of the Master
    Extended Market
    Index Series (%)(a)              .71         .75        .81         .96        .90          .79(c)
  Net investment income (%)          .87         .87        .86         .86       1.08          .92
Portfolio turnover (%)***              5          12         15          20         33          .33

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended June 30, 2012, average net assets were
    $381,689,099.
*** Represents the portfolio turnover of the Master Extended Market Index
    Series.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  11

================================================================================

(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Reflected a net realized and unrealized loss per share, whereas the statement of operations reflected a net realized and unrealized gain for the period. The difference in realized and unrealized gains and losses was due to the timing of sales and repurchases of shares in relation to fluctuating market values for the portfolio.
(c) For the year ended December 31, 2007, SAS voluntarily reimbursed the Fund a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund's total annual return or ratio of expenses to average net assets.

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

12  | USAA EXTENDED MARKET INDEX FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's primary investment objective is to seek to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market Index.

USAA Asset Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective. At June 30, 2012, the Fund's investment was 100.00% of the Series.

The financial statements of the Series, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

A. VALUATION OF INVESTMENTS -- The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series. Valuation of the securities held by the Series is discussed in Note 1 of the Series' financial statements included elsewhere in this report.

B. FAIR VALUE MEASUREMENTS -- Refer to the Schedule of Investments of the Series for a discussion of fair value measurements and a summary

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  13

================================================================================

    of the inputs used to value the Series' assets. The following is a summary of the inputs used to value the Fund's investment in the Series as of June 30, 2012:

VALUATION INPUTS                                    INVESTMENT IN THE SERIES
----------------------------------------------------------------------------
Level 1 - Quoted Prices                                   $          -

Level 2 - Other Significant Observable Inputs              376,516,591

Level 3 - Significant Unobservable Inputs                            -
----------------------------------------------------------------------------
Total                                                     $376,516,591
----------------------------------------------------------------------------

    For the period ended June 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

C. DERIVATIVE FINANCIAL INSTRUMENTS -- Refer to note 2 in the Series' Notes to Financial Statements for a discussion of derivative financial instruments and how they are accounted for in the Series' financial statements.

D. INVESTMENT INCOME AND EXPENSES -- The Fund records daily its pro rata share of the Series' income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

E. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended June 30, 2012, the Fund did not incur any expenses paid indirectly.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain

================================================================================

14  | USAA EXTENDED MARKET INDEX FUND

================================================================================

    a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2012, the Fund paid CAPCO facility fees of $1,354, which represents 0.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2012, in accordance with applicable tax law.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

Distributions of net investment income and the Fund's pro rata share of the Series' realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act, net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that postenactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended June 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended December 31, 2011, and each of the three preceding fiscal years, generally remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

================================================================================

16  | USAA EXTENDED MARKET INDEX FUND

================================================================================

(4) TRANSACTIONS WITH MANAGER

A. ADMINISTRATION AND SERVICING FEES -- The Manager provides administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.25% of the Fund's average net assets for the fiscal year. Prior to May 1, 2012, the Manager received a fee accrued daily and paid monthly at an annualized rate of 0.38% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2012, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $640,804.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2012, the Fund reimbursed the Manager $5,818 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

    Out of the administration and servicing fees received from the Fund, the Manager pays BlackRock up to 0.10% for subadministration services provided on the Manager's behalf. For the six-month period ended June 30, 2012, the Manager incurred subadministration fees, paid or payable to BlackRock, of $20,885.

B. EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2013, to limit the total annual operating expenses of the Fund to 0.50% of the Fund's average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through May 1, 2013, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2012, the Fund incurred reimbursable expenses of $380,978, of which $170,978 was receivable from the Manager. Additionally, the expenses allocated to the Fund from the Series included fees waived by BlackRock Advisors,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

    LLC of $3,522 (See Master Feeder Notes to Financials). Refer to Note 3 in the Series' Notes to Financial Statements.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge of $23 per shareholder account, plus out-of-pocket expenses. Prior to May 1, 2012, SAS provided transfer agent services to the Fund based on an annual charge of $26 per sharehoder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2012, the Fund incurred transfer agent's fees paid or payable to SAS, of $417,402.

D. UNDERWRITING AGREEMENT -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

E. MANAGEMENT AGREEMENT -- The Manager serves as investment adviser to the Fund pursuant to a Management Agreement and is responsible for monitoring the services provided to the Series by BlackRock. While the Fund maintains its investment in the Series, the Manager receives no fee from the Fund for the monitoring service performed on its behalf.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

18  | USAA EXTENDED MARKET INDEX FUND

================================================================================

EXPENSE EXAMPLE

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including administration fees, transfer agency fees, expenses allocated to the Fund by the Master Extended Market Index Series, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2012, through June 30, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending

================================================================================

                                                           EXPENSE EXAMPLE |  19

================================================================================

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                        EXPENSES PAID
                               BEGINNING               ENDING           DURING PERIOD*
                             ACCOUNT VALUE         ACCOUNT VALUE       JANUARY 1, 2012 -
                            JANUARY 1, 2012        JUNE 30, 2012        JUNE 30, 2012
                            ------------------------------------------------------------
Actual                         $1,000.00             $1,087.10**             $2.59**

Hypothetical
 (5% return before expenses)    1,000.00              1,022.38**              2.51**

 * Expenses are equal to the Fund's annualized expense ratio of 0.50%, which includes expenses of the Master Extended Market Index Series, and is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 8.71% for the six-month period of January 1, 2012, through June 30, 2012.

** The Fund's annualized expense ratio of 0.50% above reflects a decrease in administration and servicing fees from 0.38% to 0.25%, and a decrease in transfer agent's fees from 0.11% to 0.10%, effective May 1, 2012. Had this decrease been in effect for the entire six-month period of January 1, 2012, through June 30, 2012, the Fund's expense ratio would have been 0.39%, net of expenses paid indirectly, and the values in the table above would be as shown below.

                                                                        EXPENSES PAID
                               BEGINNING               ENDING           DURING PERIOD*
                             ACCOUNT VALUE         ACCOUNT VALUE       JANUARY 1, 2012 -
                            JANUARY 1, 2012        JUNE 30, 2012        JUNE 30, 2012
                            ------------------------------------------------------------
Actual                         $1,000.00             $1,087.10               $2.02

Hypothetical
 (5% return before expenses)    1,000.00              1,022.92                1.96

================================================================================

20  | USAA EXTENDED MARKET INDEX FUND

================================================================================

ADVISORY AGREEMENT

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 17, 2012, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Management Agreement between the Trust and the Manager with respect to the Fund. In advance of the meeting, the Trustees received and considered a variety of information relating to the Management Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel.

Prior to voting, the Independent Trustees reviewed the proposed continuance of the Management Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Management Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and services provided by the Manager. At the meeting at which renewal of the Management Agreement is considered, particular focus is given to information

================================================================================

                                                        ADVISORY AGREEMENT |  21

================================================================================

concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Management Agreement included certain information previously received at such meetings.

MANAGEMENT AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Management Agreement. In approving the Management Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

The Trustees took into account the fact that the Fund operates in a master-feeder structure through which the Fund invests all of its investable assets in the Extended Market Index Series (the Master Fund), a separate registered investment company advised by BlackRock Advisors, LLC (the Adviser).

NATURE, EXTENT AND QUALITY OF THE SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Management Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the services provided to the Fund by the Manager under the Management Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. The Board noted that the Manager receives no investment advisory fee for serving as the investment adviser to the Fund so long as the Fund is operated in a master-feeder structure. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of fund accounting, marketing services, assistance in meeting legal and

================================================================================

22  | USAA EXTENDED MARKET INDEX FUND

================================================================================

regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Adviser to the Master Fund. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Management Agreement. In reviewing the Management Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Master Fund's operations and of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Management Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, pure-index retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which

================================================================================

                                                        ADVISORY AGREEMENT |  23

================================================================================

reflects the advisory fee paid by the Master Fund to the Adviser as well as administrative services provided to the Fund by the Manager and its affiliates and the effects of any reimbursements -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and equal to the median of its expense universe. The Board noted that the Manager does not currently receive an advisory fee from the Fund for the services that it provides under the Management Agreement. The Trustees took into account that the management fee and total expenses reflected both the expenses of the Fund as well as those of the Master Fund. The Trustees also took into account the Manager's current undertakings to maintain expense limitations for the Fund. The Board also took into account the various services provided to the Fund by the Manager and its affiliates. The Trustees also noted the high level of correlation between the Fund and its corresponding index and the relatively low tracking error between the two, and noted that it reviews such information on a quarterly basis.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings detailed information about the Fund's and the Master Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Management Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was lower than the average of its performance universe for the one-year period ended December 31, 2011, and above the average of its performance universe for the three- and five-year periods ended December 31, 2011. The Board also noted that the Fund's performance was above its Lipper index for the one- and three-year periods ended December 31, 2011,

================================================================================

24  | USAA EXTENDED MARKET INDEX FUND

================================================================================

and lower than its Lipper index for the five-year period ended December 31, 2011. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-year period ended December 31, 2011 and was in the top 50% of its performance universe for the three- and five-year periods ended December 31, 2011. The Board took into account management's discussion of the Fund's performance, including the Fund's high level of correlation between the Fund's performance and its corresponding index. The Trustees also noted management's discussion of the Fund's peer group.

COMPENSATION AND PROFITABILITY -- The Board noted that the Manager does not currently receive an advisory fee from the Fund under the Management Agreement. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager had agreed to maintain expense limitations for the Fund and had reimbursed the Fund for expenses. In reviewing the overall profitability of the Fund to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be able to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- With respect to the consideration of any economies of scale to be realized by the Fund, the Board took into account that the Manager does not receive any advisory fees under the Management Agreement and that the management fee reflects the advisory fee paid at the Master Fund level to the Master Fund's Adviser. The Board took

================================================================================

                                                        ADVISORY AGREEMENT |  25

================================================================================

into account Management's discussion of the Fund's current advisory fee structure. The Board also considered the effects of the Fund's growth and size on the Fund's performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Management Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Management Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability, if any, from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Management Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

26  | USAA EXTENDED MARKET INDEX FUND

                            Semiannual report of the
                       MASTER EXTENDED MARKET INDEX SERIES
                  in which the USAA EXTENDED MARKET INDEX FUND
                                     invests

================================================================================

SCHEDULE OF INVESTMENTS

June 30, 2012 (unaudited)

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
COMMON STOCKS
AEROSPACE & DEFENSE - 1.4%
     5,144     AAR Corp.                                                               $     69,341
       200     Aerosonic Corp.(a)                                                               716
     2,461     AeroVironment, Inc.(a)                                                        64,749
     4,300     Alliant Techsystems, Inc.                                                    217,451
     4,742     Arotech Corp.(a)                                                               4,742
     1,441     Astronics Corp.(a)                                                            40,694
     3,505     Astrotech Corp.(a)                                                             3,785
     1,200     Aviation General, Inc.                                                             -
    12,821     BE Aerospace, Inc.(a)                                                        559,765
     3,072     Ceradyne, Inc.                                                                78,797
     1,093     CPI Aerostructures, Inc.(a)                                                   12,023
     2,145     Cubic Corp.                                                                  103,132
     6,068     Curtiss-Wright Corp.                                                         188,411
     1,365     Ducommun, Inc.(a)                                                             13,391
     4,054     Esterline Technologies Corp.(a)                                              252,767
    24,432     Exelis, Inc.                                                                 240,900
     7,989     GenCorp, Inc.(a)                                                              52,008
     6,035     Heico Corp., Class A                                                         194,689
    13,030     Hexcel Corp.(a)                                                              336,044
     6,091     Huntington Ingalls Industries, Inc.(a)                                       245,102
     2,908     Innovative Solutions & Support, Inc.(a)                                        9,567
     7,241     Kratos Defense & Security Solutions, Inc.(a)                                  42,287
     1,409     LMI Aerospace, Inc.(a)                                                        24,488
     2,795     Mantech International Corp., Class A                                          65,599
     5,477     Moog, Inc., Class A(a)                                                       226,474
     7,828     Orbital Sciences Corp.(a)                                                    101,138
     2,938     RBC Bearings, Inc.(a)                                                        138,967
     8,878     Smith & Wesson Holding Corp.(a)                                               73,776
    15,346     Spirit AeroSystems Holdings, Inc., Class A(a)                                365,695
     2,595     Sturm Ruger & Co., Inc.                                                      104,189
     7,804     Taser International, Inc.(a)                                                  40,893
     4,840     Teledyne Technologies, Inc.(a)                                               298,386
     6,169     TransDigm Group, Inc.(a)                                                     828,497
     5,132     Triumph Group, Inc.                                                          288,778
       720     VSE Corp.                                                                     17,129
                                                                                       ------------
                                                                                          5,304,370
                                                                                       ------------
ALTERNATIVE ENERGY - 0.1%
     2,941     Amyris, Inc.(a),(b)                                                           13,029
     7,412     Ascent Solar Technologies, Inc.(a)                                             5,855
       230     BioFuel Energy Corp.(a)                                                          819
       334     DayStar Technologies, Inc.(a)                                                    451
    21,060     FuelCell Energy, Inc.(a)                                                      21,271
     3,763     Green Plains Renewable Energy, Inc.(a)                                        23,481
     3,123     GreenHunter Energy, Inc.(a),(b)                                                6,371
    15,952     GT Advanced Technologies, Inc.(a)                                             84,227
     4,922     Hoku Corp.(a),(b)                                                                659
       650     KiOR, Inc. Class A(a)                                                          5,818
     1,816     Ocean Power Technologies, Inc.(a)                                              3,777
     4,744     Pacific Ethanol, Inc.(a)                                                       1,688
     5,885     Plug Power, Inc.(a),(b)                                                        6,709
     1,006     Rex American Resources Corp.(a)                                               19,637
     4,737     Solazyme, Inc.(a),(b)                                                         65,844
     5,665     STR Holdings, Inc.(a)                                                         25,832
     5,982     SunPower Corp.(a)                                                             28,773
     2,654     Verenium Corp.(a)                                                              8,307
     4,371     Westinghouse Solar, Inc.(a)                                                    1,591
                                                                                       ------------
                                                                                            324,139
                                                                                       ------------

================================================================================

28  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
AUTOMOBILES & PARTS - 1.5%
     9,197     American Axle & Manufacturing Holdings, Inc.(a)                         $     96,477
     4,113     Amerigon, Inc.(a)                                                             47,258
     8,234     Cooper Tire & Rubber Co.                                                     144,424
    19,518     Dana Holding Corp.                                                           250,026
     3,626     Dorman Products, Inc.(a)                                                      90,976
    10,415     Exide Technologies(a)                                                         34,995
     3,490     Federal-Mogul Corp., Class A(a)                                               38,390
     2,085     Fuel Systems Solutions, Inc.(a)                                               34,799
    76,399     General Motors Co.(a)                                                      1,506,588
    18,914     Gentex Corp.                                                                 394,735
    13,172     Lear Corp.                                                                   496,980
    19,663     LKQ Corp.(a)                                                                 656,744
     3,917     LoJack Corp.(a)                                                               11,829
     6,082     Modine Manufacturing Co.(a)                                                   42,148
     1,814     Motorcar Parts of America, Inc.(a)                                             8,145
     2,934     Quantum Fuel Systems Technologies Worldwide, Inc.(a)                           2,155
     1,113     Shiloh Industries, Inc.                                                       12,800
     2,724     Standard Motor Products, Inc.                                                 38,354
     4,021     Stoneridge, Inc.(a)                                                           27,383
       500     Strattec Security Corp.                                                       10,520
     3,287     Superior Industries International, Inc.                                       53,808
     8,065     Tenneco, Inc.(a)                                                             216,303
     7,559     Tesla Motors, Inc.(a),(b)                                                    236,521
     5,636     Titan International, Inc.                                                    138,251
    13,783     TRW Automotive Holdings Corp.(a)                                             506,663
     3,164     U.S. Auto Parts Network, Inc.(a)                                              13,226
     6,998     Visteon Corp.(a)                                                             262,425
     8,739     WABCO Holdings, Inc.(a)                                                      462,555
                                                                                       ------------
                                                                                          5,835,478
                                                                                       ------------
BANKS - 5.1%
     1,917     1st Source Corp.                                                              43,324
     4,861     1st United Bancorp, Inc.(a)                                                   30,187
       200     Ameriana Bancorp                                                               1,090
     1,196     American National BankShares, Inc.                                            28,178
     3,408     Ameris Bancorp(a)                                                             42,941
     1,139     Ames National Corp.                                                           26,186
     1,725     Arrow Financial Corp.                                                         41,693
    22,682     Associated Banc-Corp.                                                        299,176
    11,654     Astoria Financial Corp.                                                      114,209
       451     Atlantic Coast Financial Corp.(a)                                              1,042
       925     Bancfirst Corp.                                                               38,767
     1,300     Bancorp of New Jersey, Inc.                                                   12,350
     4,791     The Bancorp, Inc.(a)                                                          45,275
    10,163     BancorpSouth, Inc.                                                           147,567
     3,128     BancTrust Financial Group, Inc.(a)                                             9,353
     5,978     Bank Mutual Corp.                                                             26,363
     6,038     Bank of Hawaii Corp.                                                         277,446
       896     Bank of Kentucky Financial Corp.                                              23,869
       817     Bank of Marin Bancorp                                                         30,237
     3,714     Bank of the Ozarks, Inc.(c)                                                  111,717
     1,474     BankAtlantic Bancorp, Inc.(a)                                                  8,136
     2,716     BankFinancial Corp.                                                           20,451
     5,349     BankUnited, Inc.                                                             126,129
     2,510     Banner Corp.                                                                  54,994
       824     Bar Harbor Bankshares                                                         29,664
     2,031     BCB Bancorp, Inc.                                                             21,061
     5,349     Beneficial Mutual Bancorp, Inc.(a)                                            46,162
       733     Berkshire Bancorp, Inc.(a)                                                     6,450
     3,009     Berkshire Hills Bancorp, Inc.                                                 66,198
     1,779     BofI Holding, Inc.(a)                                                         35,153
     3,513     BOK Financial Corp.                                                          204,457
    10,579     Boston Private Financial Holdings, Inc.                                       94,470
     1,437     Bridge Bancorp, Inc.                                                          33,899

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,616     Bridge Capital Holdings(a)                                              $     26,098
     9,649     Brookline Bancorp, Inc.                                                       85,394
     1,719     Bryn Mawr Bank Corp.                                                          36,219
       611     California First National Bancorp                                              9,587
       894     Camco Financial Corp.(a)                                                       1,985
     1,086     Camden National Corp.                                                         39,769
     2,315     Cape Bancorp, Inc.(a)                                                         19,238
     1,698     Capital Bank Corp.(a)                                                          3,871
     1,563     Capital City Bank Group, Inc.                                                 11,519
    36,250     CapitalSource, Inc.                                                          243,600
    21,619     Capitol Federal Financial, Inc.                                              256,834
     4,083     Cardinal Financial Corp.                                                      50,139
     2,668     Cascade Bancorp(a)                                                            15,821
    10,328     Cathay General Bancorp                                                       170,515
     2,206     Center Bancorp, Inc.                                                          24,818
     4,087     Centerstate Banks, Inc.                                                       29,222
     2,202     Central Pacific Financial Corp.(a)                                            31,092
       731     Century Bancorp, Inc., Class A                                                21,733
     2,109     CFS Bancorp, Inc.                                                              9,427
     3,285     Chemical Financial Corp.                                                      70,627
     1,749     Chicopee Bancorp, Inc.(a)                                                     25,326
     1,826     Citizens & Northern Corp.                                                     34,785
     5,463     Citizens Republic Bancorp, Inc.(a)                                            93,581
     2,456     Citizens South Banking Corp.                                                  16,652
     1,982     City Holding Co.                                                              66,774
     6,460     City National Corp.                                                          313,827
     2,069     Clifton Savings Bancorp, Inc.                                                 21,538
     1,892     CNB Financial Corp.                                                           30,859
     5,224     CoBiz Financial, Inc.                                                         32,702
       750     Colony Bankcorp, Inc.(a)                                                       3,548
     5,141     Columbia Banking System, Inc.                                                 96,754
    11,684     Commerce Bancshares, Inc.                                                    442,824
     5,161     Community Bank System, Inc.                                                  139,966
     1,883     Community Trust Bancorp, Inc.                                                 63,062
     7,633     Cullen/Frost Bankers, Inc.                                                   438,821
    12,384     CVB Financial Corp.                                                          144,274
     4,586     Dime Community Bancshares, Inc.                                               60,948
     7,747     Direct Markets Holdings Corp.(a)                                               2,936
    17,589     Doral Financial Corp.(a)                                                      26,383
     2,776     Eagle Bancorp, Inc.(a)                                                        43,722
    19,201     East-West Bancorp, Inc.                                                      450,455
     2,156     Eastern Virginia Bankshares, Inc.(a)                                           8,063
     1,547     Encore Bancshares, Inc.(a)                                                    31,915
     1,164     Enterprise Bancorp, Inc.                                                      19,078
     2,651     Enterprise Financial Services Corp.                                           29,055
     1,979     ESB Financial Corp.                                                           26,123
     2,145     ESSA Bancorp, Inc.                                                            23,166
     1,981     Farmers Capital Bank Corp.(a)                                                 13,015
     1,872     Fidelity Southern Corp.                                                       16,174
     1,961     Financial Institutions, Inc.                                                  33,102
     1,577     First Bancorp, Inc.                                                           26,809
     2,460     First Bancorp, North Carolina                                                 21,869
     8,267     First Bancorp, Puerto Rico(a)                                                 32,737
    10,736     First Busey Corp.                                                             51,855
     4,079     First California Financial Group, Inc.(a)                                     28,064
     1,258     First Citizens Banc Corp.                                                      7,800
       717     First Citizens BancShares, Inc., Class A                                     119,488
    14,043     First Commonwealth Financial Corp.                                            94,509
     2,285     First Community Bancshares, Inc.                                              32,973
     2,644     First Connecticut Bancorp, Inc.                                               35,694
     1,557     First Defiance Financial Corp.                                                26,656
       764     First Federal Bancshares of Arkansas, Inc.(a)                                  6,188

================================================================================

30  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     7,603     First Financial Bancorp                                                 $    121,496
     4,106     First Financial Bankshares, Inc.                                             141,903
     1,477     First Financial Corp.                                                         42,833
     2,242     First Financial Holdings, Inc.                                                24,034
     2,613     First Financial Northwest, Inc.(a)                                            21,218
       358     First Financial Service Corp.(a)                                                 806
     2,057     First Interstate Bancsystem, Inc.                                             29,292
     1,759     First M&F Corp.                                                                9,129
     4,018     First Merchants Corp.                                                         50,064
     9,957     First Midwest Bancorp, Inc.                                                  109,328
    46,450     First Niagara Financial Group, Inc.                                          355,342
     1,298     The First of Long Island Corp.                                                37,603
     1,519     First Pactrust Bancorp, Inc.                                                  18,015
    10,461     First Republic Bank(a)                                                       351,490
       108     First Security Group, Inc.(a)                                                    323
     1,978     First South Bancorp, Inc.(a)                                                   8,011
     1,435     First United Corp.(a)                                                          6,185
    14,142     FirstMerit Corp.                                                             233,626
    33,167     Flagstar BanCorp., Inc.(a)                                                    27,860
     4,392     Flushing Financial Corp.                                                      59,863
    18,177     FNB Corp.                                                                    197,584
     1,425     FNB United Corp.(a)                                                           18,511
     2,093     Fox Chase Bancorp., Inc.                                                      30,223
     2,485     Franklin Financial Corp.(a)                                                   40,878
    25,969     Fulton Financial Corp.                                                       259,430
     1,988     German American Bancorp, Inc.                                                 40,754
     9,467     Glacier Bancorp, Inc.                                                        146,644
     1,383     Great Southern Bancorp, Inc.                                                  38,143
     3,466     Greene County Bancshares, Inc.(a)                                              5,754
     9,664     Guaranty Bancorp(a)                                                           20,391
     3,404     Hampton Roads Bankshares, Inc.                                                 2,469
     3,404     Hampton Roads Bankshares, Inc.(a),(b)                                          3,710
     3,404     Hampton Roads Bankshares, Inc.                                                 2,744
    10,170     Hancock Holding Co.                                                          309,575
     2,664     Hanmi Financial Corp.(a)                                                      27,919
       773     Hawthorn Bancshares, Inc.                                                      7,070
     2,132     Heartland Financial USA, Inc.                                                 51,168
     3,604     Heritage Commerce Corp.(a)                                                    23,426
     2,172     Heritage Financial Corp.                                                      31,820
     1,094     HMN Financial, Inc.(a)                                                         3,348
     1,720     Home Bancorp, Inc.(a)                                                         29,464
     3,394     Home Bancshares, Inc.                                                        103,789
     2,225     Home Federal Bancorp, Inc.                                                    23,363
       893     Horizon Bancorp                                                               23,486
     2,307     Hudson Valley Holding Corp.                                                   41,757
     3,822     IBERIABANK Corp.                                                             192,820
     2,844     Independent Bank Corp./MA                                                     83,073
     1,901     Independent Bank Corp./MI(a)                                                   4,772
       630     Indiana Community Bancorp                                                     13,690
     7,429     International Bancshares Corp.                                               145,014
     3,247     Intervest Bancshares Corp.(a)                                                 12,436
     6,527     Investors Bancorp, Inc.(a)                                                    98,492
     2,474     Kearny Financial Corp.                                                        23,973
     3,875     Lakeland Bancorp, Inc.                                                        40,765
     2,050     Lakeland Financial Corp.                                                      55,001
     4,611     Macatawa Bank Corp.(a)                                                        15,724
     3,158     MainSource Financial Group, Inc.                                              37,359
     7,175     MB Financial, Inc.                                                           154,549
     1,421     Mercantile Bank Corp.(a)                                                      26,217
       946     Merchants Bancshares, Inc.                                                    26,062
     2,216     Metro Bancorp, Inc.(a)                                                        26,658
     1,469     Midsouth Bancorp, Inc.                                                        20,684

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  31

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,321     MidwestOne Financial Group, Inc.                                        $     28,401
     1,313     MutualFirst Financial, Inc.                                                   13,773
       717     NASB Financial, Inc.(a)                                                       14,232
     1,089     National Bankshares, Inc.                                                     32,801
    16,616     National Penn Bancshares, Inc.                                               159,015
     4,419     NBT Bancorp, Inc.                                                             95,406
    57,644     New York Community Bancorp, Inc.                                             722,279
     3,062     Newbridge Bancorp(a)                                                          13,412
     1,108     North Valley Bancorp(a)                                                       14,615
     2,524     Northfield Bancorp, Inc.                                                      35,866
       959     Northrim BanCorp, Inc.                                                        20,609
    12,793     Northwest Bancshares, Inc.                                                   149,806
       543     Norwood Financial Corp.                                                       15,356
     2,490     OceanFirst Financial Corp.                                                    35,756
     1,097     Ohio Valley Banc Corp.                                                        21,446
    12,401     Old National Bancorp                                                         148,936
     5,047     Old Second Bancorp, Inc.(a)                                                    6,561
     1,683     OmniAmerican Bancorp, Inc.(a)                                                 36,067
     5,492     Oriental Financial Group, Inc.                                                60,851
     6,009     Oritani Financial Corp.                                                       86,470
     1,278     Orrstown Financial Service, Inc.                                              10,262
       715     Pacific Capital Bancorp NA(a)                                                 32,697
     2,847     Pacific Continental Corp.                                                     25,253
     4,243     PacWest Bancorp                                                              100,432
     1,745     Park National Corp.                                                          121,714
     5,223     Park Sterling Corp.(a)                                                        24,600
     1,408     Peapack-Gladstone Financial Corp.                                             21,838
       801     Penns Woods Bancorp, Inc.                                                     31,888
     1,383     Peoples Bancorp of North Carolina, Inc.                                       11,258
     1,402     Peoples Bancorp, Inc.                                                         30,816
     1,245     Peoples Financial Corp.                                                       12,139
     4,649     Pinnacle Financial Partners, Inc.(a)                                          90,702
    13,354     Popular, Inc.(a)                                                             221,810
     1,044     Porter Bancorp, Inc.(a)                                                        1,576
     2,043     Preferred Bank(a)                                                             27,294
     5,254     Premierwest Bancorp(a),(b)                                                     7,408
     8,358     PrivateBancorp, Inc.                                                         123,364
     6,097     Prosperity Bancshares, Inc.                                                  256,257
     2,010     Provident Financial Holdings, Inc.                                            23,175
     7,619     Provident Financial Services, Inc.                                           116,952
     5,030     Provident New York Bancorp                                                    38,178
     2,347     Pulaski Financial Corp.                                                       17,391
     7,144     PVF Capital Corp.(a)                                                          14,502
     3,327     Renasant Corp.                                                                52,267
     1,434     Republic Bancorp, Inc., Class A                                               31,906
     5,956     Republic First Bancorp, Inc.(a)                                               12,448
     7,170     Riverview Bancorp, Inc.(a)                                                     8,963
     2,098     Rockville Financial, Inc.                                                     24,274
     1,497     Roma Financial Corp.                                                          12,754
     1,265     Royal Bancshares of Pennsylvania, Class A(a)                                   2,290
     3,808     S&T Bancorp, Inc.                                                             70,334
     3,398     Sandy Spring Bancorp, Inc.                                                    61,164
     1,995     Savannah Bancorp, Inc.(a)                                                      9,676
     2,036     SCBT Financial Corp.                                                          71,769
    11,405     Seacoast Banking Corp. of Florida(a)                                          17,222
     1,363     Shore Bancshares, Inc.                                                         8,096
     2,209     Sierra Bancorp                                                                21,869
     6,129     Signature Bank(a)                                                            373,685
     2,082     Simmons First National Corp., Class A                                         48,406
     2,564     Southside Bancshares, Inc.                                                    57,639
     2,692     Southwest Bancorp, Inc.(a)                                                    25,332

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32  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     4,614     State Bank Financial Corp.(a)                                           $     69,948
     3,273     StellarOne Corp.                                                              40,847
     4,510     Sterling Bancorp                                                              45,010
     3,721     Sterling Financial Corp.(a)                                                   70,290
     1,613     Suffolk Bancorp(a)                                                            20,921
       785     Summit Financial Group, Inc.(a)                                                3,799
     7,908     Sun Bancorp, Inc.(a)                                                          21,352
    24,286     Susquehanna Bancshares, Inc.                                                 250,146
     5,847     SVB Financial Group(a)                                                       343,336
     1,752     SY Bancorp, Inc.                                                              41,960
    95,686     Synovus Financial Corp.                                                      189,458
     1,741     Taylor Capital Group, Inc.(a)                                                 28,535
    19,852     TCF Financial Corp.                                                          227,901
       540     Teche Holding Co.                                                             20,984
     1,729     Territorial Bancorp., Inc.                                                    39,369
     5,027     Texas Capital Bancshares, Inc.(a)                                            203,041
       575     TF Financial Corp.                                                            14,180
    12,793     TFS Financial Corp.(a)                                                       122,173
     1,377     Tompkins Trustco, Inc.                                                        51,885
     4,174     Towne Bank(b)                                                                 58,436
     2,169     Trico Bancshares                                                              33,403
    12,227     TrustCo Bank Corp. NY                                                         66,759
     7,346     Trustmark Corp.                                                              179,830
     4,527     UMB Financial Corp.                                                          231,918
    14,714     Umpqua Holdings Corp.                                                        193,636
     3,196     Union First Market Bankshares Corp.                                           46,182
     1,417     United Bancorp, Inc.                                                          12,881
     6,544     United Bankshares, Inc.                                                      169,359
     7,536     United Community Banks, Inc.(a)                                               64,584
     4,444     United Community Financial Corp.(a)                                           13,243
     2,280     United Financial Bancorp, Inc.                                                32,786
     3,462     United Security Bancshares(a)                                                  7,617
     2,248     Univest Corp. of Pennsylvania                                                 37,159
    26,114     Valley National Bancorp                                                      276,808
     5,140     ViewPoint Financial Group                                                     80,390
     4,124     Virginia Commerce Bancorp(a)                                                  34,765
     2,252     Washington Banking Co.                                                        31,303
    14,104     Washington Federal, Inc.                                                     238,217
     2,042     Washington Trust Bancorp, Inc.                                                49,784
     2,121     Waterstone Financial, Inc.(a)                                                  8,060
     9,897     Webster Financial Corp.                                                      214,369
     3,289     WesBanco, Inc.                                                                69,924
     2,298     West Bancorp., Inc.                                                           21,854
     2,464     West Coast Bancorp(a)                                                         48,418
     3,606     Westamerica Bancorp                                                          170,167
    11,124     Western Alliance Bancorp(a)                                                  104,121
     4,229     Westfield Financial, Inc.                                                     30,872
     9,361     Wilshire Bancorp, Inc.(a)                                                     51,298
     4,772     Wintrust Financial Corp.                                                     169,406
     1,249     WSFS Financial Corp.                                                          50,472
     3,178     Yardkin Valley Financial Corp.(a)                                              8,422
                                                                                       ------------
                                                                                         19,193,738
                                                                                       ------------
BEVERAGES - 0.1%
     1,158     Boston Beer Co., Inc., Class A(a)                                            140,118
    10,261     Central European Distribution Corp.(a),(b)                                    29,346
       656     Coca-Cola Bottling Co. Consolidated                                           42,168
     1,511     Craft Brew Alliance, Inc.(a)                                                  12,360
    10,566     Jamba, Inc.(a)                                                                20,709
    14,909     Jones Soda Co.(a)                                                              4,771
     1,404     National Beverage Corp.(a)                                                    20,976
     2,017     Primo Water Corp.(a),(b)                                                       2,239
       971     Willamette Valley Vineyards, Inc.(a)                                           3,350
                                                                                       ------------
                                                                                            276,037
                                                                                       ------------

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                                                   SCHEDULE OF INVESTMENTS |  33

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
CHEMICALS - 2.8%
     3,758     A. Schulman, Inc.                                                       $     74,596
     3,697     Aceto Corp.                                                                   33,384
    11,742     Albemarle Corp.                                                              700,293
     3,328     American Vanguard Corp.                                                       88,492
     9,401     Ashland, Inc.                                                                651,583
     3,820     Balchem Corp.                                                                124,570
     7,774     Cabot Corp.                                                                  316,402
     7,591     Calgon Carbon Corp.(a)                                                       107,944
     4,211     Cambrex Corp.(a)                                                              39,626
    20,750     Celanese Corp., Series A                                                     718,365
     1,050     Chase Corp.                                                                   13,860
    12,901     Chemtura Corp.(a)                                                            187,064
     2,290     Codexis, Inc.(a)                                                               8,565
     6,091     Cytec Industries, Inc.                                                       357,176
    11,456     Ferro Corp.(a)                                                                54,989
     1,802     FutureFuel Corp.                                                              18,939
     4,539     Georgia Gulf Corp.                                                           116,516
     6,471     H.B. Fuller Co.                                                              198,660
     1,219     Hawkins, Inc.                                                                 46,541
    25,524     Huntsman Corp.                                                               330,281
     2,904     Innophos Holdings, Inc.                                                      163,960
     6,883     Intrepid Potash, Inc.(a),(b)                                                 156,657
     1,112     KMG Chemicals, Inc.                                                           21,439
     2,764     Koppers Holdings, Inc.                                                        93,976
     4,262     Kraton Performance Polymers, Inc.(a)                                          93,380
     2,606     Kronos Worldwide, Inc.(b)                                                     41,149
     2,476     LSB Industries, Inc.(a)                                                       76,533
    44,898     LyondellBasell Industries NV, Class A                                      1,808,042
     4,583     Metabolix, Inc.(a)                                                             8,479
     2,315     Minerals Technologies, Inc.                                                  147,651
     1,235     NewMarket Corp.                                                              267,501
       962     NL Industries, Inc.                                                           11,996
     9,301     Olin Corp.                                                                   194,298
     4,139     OM Group, Inc.(a)                                                             78,641
     6,075     Omnova Solutions, Inc.(a)                                                     45,805
     1,735     Penford Corp.(a)                                                              15,528
    12,136     PolyOne Corp.                                                                166,020
     5,434     Polypore International, Inc.(a),(b)                                          219,479
     1,717     Quaker Chemical Corp.                                                         79,343
    30,656     Rentech, Inc.(a)                                                              63,151
     9,267     Rockwood Holdings, Inc.                                                      410,991
    17,379     RPM International, Inc.                                                      472,709
     5,573     Senomyx, Inc.(a)                                                              13,097
     6,531     Sensient Technologies Corp.                                                  239,884
    16,139     Solutia, Inc.                                                                452,699
     4,177     Spartech Corp.(a)                                                             21,595
     1,067     Stepan Co.                                                                   100,490
       421     TOR Minerals International, Inc.(a)                                            7,043
     1,929     TPC Group, Inc.(a)                                                            71,277
     3,039     Tredegar Corp.                                                                44,248
     2,253     Valhi, Inc.                                                                   28,140
     8,191     W.R. Grace & Co.(a)                                                          413,236
     2,612     Westlake Chemical Corp.                                                      136,503
     3,437     Zagg, Inc.(a),(b)                                                             37,498
     3,058     Zep, Inc.                                                                     41,986
     3,792     Zoltek Cos., Inc.(a)                                                          34,242
                                                                                       ------------
                                                                                         10,466,512
                                                                                       ------------
CONSTRUCTION & MATERIALS - 2.1%
     5,154     A.O. Smith Corp.                                                             251,979
     2,780     Aaon, Inc.                                                                    52,403
     5,533     Acuity Brands, Inc.                                                          281,685
    13,038     Aecom Technology Corp.(a)                                                    214,475
     5,218     Aegion Corp.(a)                                                               93,350
     2,678     Ameresco, Inc., Class A(a)                                                    31,949
     5,462     American DG Energy, Inc.(a)                                                   12,399
     1,301     American Woodmark Corp.(a)                                                    22,247
     3,573     Apogee Enterprises, Inc.                                                      57,418
     1,164     Argan, Inc.                                                                   16,273
     2,893     Armstrong World Industries, Inc.                                             142,220
       102     Baran Group Ltd.(a)                                                              408
     4,661     BlueLinx Holdings, Inc.(a)                                                    10,953
     6,411     Builders FirstSource, Inc.(a)                                                 30,388
     5,877     Eagle Materials, Inc.                                                        219,447

================================================================================

34  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     8,697     EMCOR Group, Inc.                                                       $    241,950
    20,540     Fortune Brands Home & Security, Inc.(a)                                      457,426
     3,691     Generac Holdings, Inc.(a)                                                     88,805
     4,157     Gibraltar Industries, Inc.(a)                                                 43,150
     4,408     Granite Construction, Inc.                                                   115,093
     7,855     Great Lakes Dredge & Dock Corp.                                               55,928
     6,926     Griffon Corp.                                                                 59,425
     8,268     Headwaters, Inc.(a)                                                           42,580
     3,739     Hill International, Inc.(a)                                                   11,965
     2,489     Insteel Industries, Inc.                                                      27,752
     1,500     Integrated Electrical Services, Inc.(a)                                        4,110
    19,649     KBR, Inc.                                                                    485,527
     1,361     L.B. Foster Co., Class A                                                      38,938
     2,645     Layne Christensen Co.(a)                                                      54,725
     6,391     Lennox International, Inc.                                                   298,012
    18,187     Louisiana-Pacific Corp.(a)                                                   197,875
     5,977     Martin Marietta Materials, Inc.                                              471,107
     8,043     Mastec, Inc.(a)                                                              120,967
    22,939     MDU Resources Group, Inc.                                                    495,712
    20,773     Mueller Water Products, Inc., Series A                                        71,875
     2,806     MYR Group, Inc.(a)                                                            47,870
     2,792     NCI Building Systems, Inc.(a)                                                 30,237
     1,360     Northwest Pipe Co.(a)                                                         32,994
       642     Omega Flex, Inc.(a)                                                            7,646
     3,669     Orion Marine Group, Inc.(a)                                                   25,536
    15,057     Owens Corning, Inc.(a)                                                       429,727
     3,696     PGT, Inc.(a)                                                                  11,199
     2,573     Pike Electric Corp.(a)                                                        19,864
     3,647     Primoris Services Corp.                                                       43,764
     4,871     Quanex Building Products Corp.                                                87,093
     8,602     Shaw Group, Inc.(a)                                                          234,921
     5,312     Simpson Manufacturing Co., Inc.                                              156,757
     2,322     Sterling Construction Co., Inc.(a)                                            23,731
     3,160     Texas Industries, Inc.                                                       123,272
     2,062     Thermon Group Holdings, Inc.(a)                                               42,704
     2,546     TRC Cos., Inc.(a)                                                             15,480
     1,929     Trex Co., Inc.(a)                                                             58,044
     4,261     Tutor Perini Corp.(a)                                                         53,987
     2,579     Universal Forest Products, Inc.                                              100,529
     8,867     USG Corp.(a)                                                                 168,916
     3,026     Valmont Industries, Inc.                                                     366,055
    11,525     Valspar Corp.                                                                604,947
     3,425     Watsco, Inc.                                                                 252,765
     3,944     Watts Water Technologies, Inc., Class A                                      131,493
                                                                                       ------------
                                                                                          7,890,047
                                                                                       ------------
ELECTRICITY - 1.8%
     4,373     Allete, Inc.                                                                 182,791
    14,576     Alliant Energy Corp.                                                         664,228
     5,168     Black Hills Corp.                                                            166,255
    50,810     Calpine Corp.(a)                                                             838,873
     2,277     CH Energy Group, Inc.                                                        149,576
     7,989     Cleco Corp.                                                                  334,180
    15,034     Covanta Holding Corp.                                                        257,833
    18,931     Dynegy, Inc.(a)                                                               11,075
     5,314     El Paso Electric Co.                                                         176,212
     5,599     The Empire District Electric Co.                                             118,139
   101,232     GenOn Energy, Inc.(a)                                                        173,107
    18,008     Great Plains Energy, Inc.                                                    385,551
    12,724     Hawaiian Electric Industries, Inc.                                           362,889
     6,426     IDACORP, Inc.                                                                270,406
     6,873     ITC Holdings Corp.                                                           473,618
     3,025     MGE Energy, Inc.                                                             143,083
     4,699     NorthWestern Corp.                                                           172,453
    31,036     NV Energy, Inc.                                                              545,613
     2,301     Ormat Technologies, Inc.                                                      49,218
     9,753     Portland General Electric Co.                                                260,015
    23,727     U.S. Geothermal, Inc.(a),(b)                                                   9,249
     6,668     UIL Holdings Corp.                                                           239,114
     2,081     Unitil Corp.                                                                  55,147
     5,316     UNS Energy Corp.                                                             204,188
    16,734     Westar Energy, Inc.                                                          501,183
                                                                                       ------------
                                                                                          6,743,996
                                                                                       ------------

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  35

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT - 3.0%
    13,967     A123 Systems, Inc.(a),(b)                                               $     17,598
    16,856     Active Power, Inc.(a)                                                         13,601
     1,899     Adept Technology, Inc.(a)                                                      7,881
     2,453     Aeroflex Holding Corp.(a)                                                     14,841
     1,204     Allied Motion Technologies, Inc.                                               7,224
     6,009     Altair Nanotechnologies, Inc.(a)                                               3,110
     1,231     American Science & Engineering, Inc.                                          69,490
     5,642     American Superconductor Corp.(a),(b)                                          26,517
    21,395     Ametek, Inc.                                                               1,067,825
     2,209     Anaren, Inc.(a)                                                               43,296
     3,849     Anixter International, Inc.                                                  204,190
     4,663     API Technologies Corp.(a)                                                     17,160
    14,779     Arrow Electronics, Inc.(a)                                                   484,899
    19,196     Avnet, Inc.(a)                                                               592,389
     6,545     AVX Corp.                                                                     69,966
     1,690     AZZ, Inc.                                                                    103,529
     1,944     Badger Meter, Inc.                                                            72,997
     2,537     Ballantyne Strong, Inc.(a)                                                    15,146
     1,699     Bel Fuse, Inc.                                                                29,919
     6,008     Belden, Inc.                                                                 200,367
     7,784     Benchmark Electronics, Inc.(a)                                               108,587
     6,067     Brady Corp.                                                                  166,903
    35,812     Capstone Turbine Corp.(a),(b)                                                 36,170
     5,416     Checkpoint Systems, Inc.(a)                                                   47,173
     5,146     Cognex Corp.                                                                 162,871
     3,181     Coherent, Inc.(a)                                                            137,737
     2,111     Coleman Cable, Inc.                                                           18,345
     4,722     CTS Corp.                                                                     44,481
     1,403     Cyberoptics Corp.(a)                                                          11,855
     4,983     Daktronics, Inc.                                                              34,433
     5,027     Echelon Corp.(a)                                                              17,494
     2,460     Electro Rent Corp.                                                            39,926
     3,399     Electro Scientific Industries, Inc.                                           40,176
     3,773     eMagin Corp.(a)                                                               11,659
     2,557     Encore Wire Corp.                                                             68,477
     3,808     EnerNOC, Inc.(a)                                                              27,570
     6,370     EnerSys(a)                                                                   223,396
     3,555     ESCO Technologies, Inc.                                                      129,544
     2,601     Fabrinet(a)                                                                   32,643
     2,261     Faro Technologies, Inc.(a)                                                    95,143
     5,050     FEI Co.(a)                                                                   241,592
     6,526     General Cable Corp.(a)                                                       169,285
    17,101     GrafTech International Ltd.(a),(b)                                           165,025
     3,149     Greatbatch, Inc.(a)                                                           71,514
     2,277     Houston Wire & Cable Co.                                                      24,888
     7,427     Hubbell, Inc., Class B                                                       578,860
     7,102     II-VI, Inc.(a),(b)                                                           118,390
     3,236     Intevac, Inc.(a)                                                              24,335
       747     IntriCon Corp.(a)                                                              4,893
     4,297     IPG Photonics Corp.(a)                                                       187,306
     5,425     Itron, Inc.(a),(b)                                                           223,727
     5,944     Kemet Corp.(a)                                                                35,723
     1,334     Landauer, Inc.                                                                76,478
     2,382     LeCroy Corp.(a)                                                               33,967
     3,924     Lightpath Technologies, Inc., Class A(a)                                       4,042
     3,916     Lime Energy Co.(a)                                                             8,889
     3,053     Littelfuse, Inc.                                                             173,685
     3,032     LSI Industries, Inc.                                                          21,588
       607     Magnetek, Inc.(a)                                                              9,372
     4,314     Maxwell Technologies, Inc.(a)                                                 28,300
     1,962     Measurement Specialties, Inc.(a)                                              63,785
     5,028     Methode Electronics, Inc.                                                     42,788
     4,255     Mettler-Toledo International, Inc.(a),(b)                                    663,142
     2,364     Microvision, Inc.(a),(b)                                                       3,806
     2,137     MTS Systems Corp.                                                             82,381
     1,511     Multi-Fineline Electronix, Inc.(a)                                            37,231
     3,820     Napco Security Technologies, Inc.(a)                                          11,231
    12,434     National Instruments Corp.                                                   333,977
     5,079     Newport Corp.(a)                                                              61,050

================================================================================

36  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
       709     NVE Corp.(a)                                                            $     38,109
     2,807     Orion Energy Systems, Inc.(a)                                                  6,175
     2,642     OSI Systems, Inc.(a)                                                         167,344
       865     Parametric Sound Corp.(a)                                                      7,889
     2,609     Park Electrochemical Corp.                                                    67,521
     5,103     Planar Systems, Inc.(a)                                                        8,420
     4,650     Plexus Corp.(a)                                                              131,130
     1,238     Powell Industries, Inc.(a)                                                    46,252
     8,866     Power-One, Inc.(a)                                                            40,074
     4,283     Powerwave Technologies, Inc.(a)                                                3,105
     5,789     Pulse Electronics Corp.                                                       11,404
     5,512     Regal-Beloit Corp.                                                           343,177
     4,006     Research Frontiers, Inc.(a)                                                   12,499
     2,071     Richardson Electronics Ltd.                                                   25,535
     3,811     Rofin-Sinar Technologies, Inc.(a)                                             72,142
     2,172     Rogers Corp.(a)                                                               86,033
     2,352     Rubicon Technology, Inc.(a)                                                   23,990
    10,717     Sanmina-SCI Corp.(a)                                                          87,772
    18,389     SatCon Technology Corp.(a)                                                     4,218
       400     Servotronics, Inc.                                                             3,420
     1,200     Sigmatron International, Inc.(a)                                               4,020
       578     SL Industries, Inc.(a)                                                         7,624
     7,050     Synthesis Energy Systems, Inc.(a)                                              8,601
    16,617     Trimble Navigation Ltd.(a)                                                   764,548
     7,237     TTM Technologies, Inc.(a)                                                     68,100
     2,906     Ultralife Batteries, Inc.(a)                                                  11,217
     5,410     Universal Display Corp.(a)                                                   194,435
     7,039     UQM Technologies, Inc.(a)                                                      6,124
    21,062     Valence Technology, Inc.(a)                                                   13,080
     5,181     Veeco Instruments, Inc.(a)                                                   178,019
       729     Viasystems Group, Inc.(a)                                                     12,393
     2,853     Vicor Corp.                                                                   19,800
    19,246     Vishay Intertechnology, Inc.(a)                                              181,490
     1,882     Vishay Precision Group, Inc.(a)                                               26,254
     5,743     WESCO International, Inc.(a)                                                 330,510
     6,874     Zebra Technologies Corp., Class A(a)                                         236,191
     2,508     Zygo Corp.(a)                                                                 44,793
                                                                                       ------------
                                                                                         11,311,186
                                                                                       ------------
FINANCIAL SERVICES - 2.7%
     6,851     Affiliated Managers Group, Inc.(a),(c)                                       749,842
     8,512     Ampal-American Israel Corp., Class A(a)                                        1,097
     4,091     Artio Global Investors, Inc.                                                  14,319
     2,090     Asset Acceptance Capital Corp.(a)                                             14,212
     1,806     Asta Funding, Inc.                                                            16,922
     9,360     BBCN Bancorp, Inc.(a)                                                        101,930
    12,398     BGC Partners, Inc.                                                            72,776
     2,844     Calamos Asset Management, Inc., Class A                                       32,564
     3,944     Cash America International, Inc.                                             173,694
    11,875     CBOE Holdings, Inc.                                                          328,700
       949     CIFC Corp.(a)                                                                  6,994
    26,507     CIT Group, Inc.(a)                                                           944,709
     2,727     Cohen & Steers, Inc.                                                          94,109
     2,303     CompuCredit Holdings Corp.(a)                                                  8,337
    11,162     Cowen Group, Inc., Class A(a)                                                 29,691
       958     Credit Acceptance Corp.(a)                                                    80,884
     6,027     DFC Global Corp.(a)                                                          111,078
       458     Diamond Hill Investments Group, Inc.                                          35,857
     4,437     Duff & Phelps Corp.                                                           64,337
    15,448     Eaton Vance Corp.                                                            416,324
     3,199     Edelman Financial Group, Inc.                                                 27,831
     3,020     Encore Capital Group, Inc.(a)                                                 89,452
     2,656     Epoch Holding Corp.                                                           60,504
     3,511     Evercore Partners, Inc., Class A                                              82,122
     6,115     Ezcorp, Inc.(a)                                                              143,458
     6,540     FBR & Co.(a)                                                                  18,116

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                                                   SCHEDULE OF INVESTMENTS |  37

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,417     Federal Agricultural Mortgage Corp., Class B                            $     37,168
    29,559     Fidelity National Financial, Inc., Class A                                   569,306
     5,780     Financial Engines, Inc.(a)                                                   123,981
     3,522     First Cash Financial Services, Inc.(a)                                       141,479
    12,084     The First Marblehead Corp.(a)                                                 14,138
     2,330     FXCM, Inc.                                                                    27,401
       532     GAMCO Investors, Inc., Class A                                                23,615
     8,540     GFI Group, Inc.                                                               30,402
     9,785     Gleacher & Co., Inc.(a)                                                        7,828
     2,796     Green Dot Corp., Class A(a)                                                   61,848
     3,855     Greenhill & Co., Inc.                                                        137,431
     3,012     Imperial Holdings, Inc.(a)                                                    11,536
     2,236     Institutional Financial Market, Inc.                                           1,901
     5,109     Interactive Brokers Group, Inc., Class A                                      75,204
     2,242     International FCStone, Inc.(a)                                                43,383
     1,474     Intersections, Inc.                                                           23,363
     5,281     Investment Technology Group, Inc.(a)                                          48,585
    24,669     Janus Capital Group, Inc.                                                    192,912
    19,748     Jefferies Group, Inc.                                                        256,527
     2,507     JMP Group, Inc.                                                               15,493
     3,971     KBW, Inc.                                                                     65,323
    13,194     Knight Capital Group, Inc., Class A(a)                                       157,536
    17,312     Ladenburg Thalmann Financial Services, Inc.(a)                                26,660
     7,443     LPL Financial Holdings, Inc.                                                 251,350
     4,498     MarketAxess Holdings, Inc.                                                   119,827
     1,239     Marlin Business Services, Inc.                                                20,307
     2,525     Medallion Financial Corp.                                                     26,816
    25,051     MGIC Investment Corp.(a)                                                      72,147
     1,948     MicroFinancial, Inc.                                                          15,779
     2,824     MoneyGram International, Inc.(a)                                              41,230
    16,172     MSCI, Inc.(a)                                                                550,171
     5,685     National Financial Partners Corp.(a)                                          76,179
     3,705     Nelnet, Inc., Class A                                                         85,215
     4,522     Netspend Holdings, Inc.(a)                                                    41,557
     4,528     NewStar Financial, Inc.(a)                                                    58,683
    15,491     Ocwen Financial Corp.(a)                                                     290,921
     1,335     Oppenheimer Holdings, Inc.                                                    20,986
     3,976     Penson Worldwide, Inc.(a),(b)                                                    608
     3,113     Pico Holdings, Inc.(a)                                                        69,762
     2,551     Piper Jaffray Cos.(a)                                                         59,770
     2,274     Portfolio Recovery Associates, Inc.(a),(b)                                   207,525
     1,889     Pzena Investment Management, Inc., Class A                                     8,368
    17,922     Radian Group, Inc.                                                            58,963
    14,725     Raymond James Financial, Inc.                                                504,184
     2,855     Resource America, Inc., Class A                                               18,215
     2,797     Safeguard Scientifics, Inc.(a)                                                43,298
    18,941     SEI Investments Co.                                                          376,737
     2,605     Stewart Information Services Corp.                                            39,987
     7,174     Stifel Financial Corp.(a)                                                    221,677
     4,231     SWS Group, Inc.(a)                                                            22,551
    29,002     TD Ameritrade Holding Corp.                                                  493,034
     1,219     Tree.com, Inc.(a)                                                             13,945
     2,032     U.S. Global Investors, Inc.                                                    8,880
       869     Virtus Investment Partners, Inc.(a)                                           70,389
    11,507     Waddell & Reed Financial, Inc., Class A                                      348,432
     1,934     Walker & Dunlop, Inc.(a)                                                      24,852
     1,090     Westwood Holdings Group, Inc.                                                 40,613

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38  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     8,669     WisdomTree Investments, Inc.(a)                                         $     56,955
     1,981     World Acceptance Corp.(a)                                                    130,350
                                                                                       ------------
                                                                                         10,303,142
                                                                                       ------------
FIXED LINE TELECOMMUNICATIONS - 0.7%
    10,494     8x8, Inc.(a)                                                                  44,075
     3,063     AboveNet, Inc.(a)                                                            257,292
     7,188     Alaska Communications Systems Group, Inc.(b)                                  15,095
     4,242     Cbeyond Communications, Inc.(a)                                               28,718
    27,901     Cincinnati Bell, Inc.(a),(b)                                                 103,792
     3,430     Consolidated Communications Holdings, Inc.                                    50,764
     2,818     Fairpoint Communications, Inc.(a)                                             17,331
     4,981     General Communication, Inc., Class A(a)                                       41,392
     1,191     Hawaiian Telcom HoldCo, Inc.(a)                                               23,236
     2,235     HickoryTech Corp.                                                             24,831
     1,928     IDT Corp., Class B                                                            18,914
     6,659     inContact, Inc.(a)                                                            33,362
    21,801     Level 3 Communications, Inc.(a)                                              482,892
     2,200     Lumos Networks Corp.                                                          20,790
     1,822     Primus Telecommunications Group, Inc.                                         28,368
     1,955     SureWest Communications                                                       41,192
    20,165     TW Telecom, Inc.(a)                                                          517,434
    36,842     Virgin Media, Inc.                                                           898,576
    19,630     Vonage Holdings Corp.(a)                                                      39,456
     1,070     Warwick Valley Telephone Co.                                                  14,103
                                                                                       ------------
                                                                                          2,701,613
                                                                                       ------------
FOOD & DRUG RETAILERS - 0.8%
       217     Arden Group, Inc., Class A                                                    18,925
     5,072     Casey's General Stores, Inc.                                                 299,197
     1,573     The Chefs' Warehouse, Inc.(a)                                                 28,393
     1,509     Core-Mark Holdings Co., Inc.                                                  72,643
     4,168     The Fresh Market, Inc.(a)                                                    223,530
    10,209     GNC Holdings, Inc. Class A                                                   400,193
     5,583     Harris Teeter Supermarkets                                                   228,847
     1,740     Ingles Markets, Inc., Class A                                                 27,892
     1,489     Nash Finch Co.                                                                31,984
    14,969     Omnicare, Inc.                                                               467,482
     3,165     The Pantry, Inc.(a)                                                           46,525
     2,627     PetMed Express, Inc.                                                          31,944
    81,280     Rite Aid Corp.(a)                                                            113,792
     2,951     Spartan Stores, Inc.                                                          53,502
    28,364     SUPERVALU, Inc.(b)                                                           146,925
     6,435     United Natural Foods, Inc.(a)                                                353,024
       843     Village Super Market, Inc., Class A                                           27,465
     3,745     Vitamin Shoppe, Inc.(a),(b)                                                  205,713
     1,403     Weis Markets, Inc.                                                            62,462
                                                                                       ------------
                                                                                          2,840,438
                                                                                       ------------
FOOD PRODUCERS - 1.8%
       631     Alico, Inc.                                                                   19,271
     2,478     The Andersons, Inc.                                                          105,711
     6,471     B&G Foods, Inc., Class A                                                     172,129
       768     Bridgford Foods Corp.(a)                                                       5,860
    19,366     Bunge Ltd.                                                                 1,215,023
       336     Cagles, Inc., Class A(a)                                                           -
     1,811     Cal-Maine Foods, Inc.                                                         70,810
     1,851     Calavo Growers, Inc.                                                          47,349
     6,109     Chiquita Brands International, Inc.(a)                                        30,545
       905     Coffee Holding Co., Inc.(b)                                                    5,340
    15,483     Darling International, Inc.(a)                                               255,315
     3,028     Diamond Foods, Inc.(b)                                                        54,020
     4,866     Dole Food Co., Inc.(a)                                                        42,723
       960     Farmer Bros. Co.(a)                                                            7,642
    18,323     Flowers Foods, Inc.                                                          425,643
     4,947     Fresh Del Monte Produce, Inc.                                                116,106

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                                                   SCHEDULE OF INVESTMENTS |  39

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
       941     Golden Enterprises, Inc.                                                $      3,246
       483     Griffin Land & Nurseries, Inc.                                                13,519
     1,680     Harbinger Group, Inc.(a)                                                      13,087
    15,405     Herbalife Ltd.                                                               744,524
    15,578     Hillshire Brands Co.                                                         451,606
     4,100     HQ Sustainable Maritime Industries, Inc.                                         451
    10,063     Ingredion, Inc.                                                              498,320
     1,847     J&J Snack Foods Corp.                                                        109,158
     1,290     John B. Sanfilippo & Son, Inc.(a)                                             23,027
     2,560     Lancaster Colony Corp.                                                       182,298
     1,117     Lifeway Foods, Inc.                                                           11,583
     1,441     Limoneira Co.                                                                 23,373
       310     Mannatech, Inc.(a)                                                             2,148
     2,166     Medifast, Inc.(a)                                                             42,627
     1,897     MGP Ingredients, Inc.                                                          6,089
     1,521     Natures Sunshine Prods, Inc.                                                  22,967
     1,632     Nutraceutical International Corp.(a)                                          24,888
     3,798     NutriSystem, Inc.                                                             43,905
     2,787     Omega Protein Corp.(a)                                                        20,512
     2,603     Overhill Farms, Inc.(a)                                                       10,204
     7,823     Pilgrims Pride Corp.(a)                                                       55,934
     7,294     Ralcorp Holdings, Inc.(a)                                                    486,802
     1,819     Reliv International, Inc.                                                      2,910
     1,140     Rocky Mountain Chocolate Factory, Inc.                                        13,235
     1,984     Schiff Nutrition International, Inc.(a)                                       35,613
        45     Seaboard Corp.(a)                                                             95,984
     1,502     Seneca Foods Corp.(a)                                                         40,404
     8,305     Smart Balance, Inc.(a)                                                        77,984
    20,010     Smithfield Foods, Inc.(a)                                                    432,816
     8,301     Snyders-Lance, Inc.                                                          209,434
     3,691     Tootsie Roll Industries, Inc.                                                 88,067
     4,763     TreeHouse Foods, Inc.(a)                                                     296,687
     1,084     USANA Health Sciences, Inc.(a)                                                44,574
                                                                                       ------------
                                                                                          6,701,463
                                                                                       ------------
FOOD PRODUCTS - 0.2%
    16,267     Green Mountain Coffee Roasters, Inc.(a)                                      354,295
     4,997     The Hain Celestial Group, Inc.(a)                                            275,035
     3,682     Post Holdings, Inc.(a)                                                       113,222
     2,750     Sanderson Farms, Inc.                                                        126,005
                                                                                       ------------
                                                                                            868,557
                                                                                       ------------
FORESTRY & PAPER - 0.3%
    13,458     Boise, Inc.                                                                   88,554
     5,217     Buckeye Technologies, Inc.                                                   148,632
     3,193     Clearwater Paper Corp.(a)                                                    108,945
     1,650     Deltic Timber Corp.                                                          100,617
     4,835     Domtar Corp.                                                                 370,893
     5,673     Kapstone Paper and Packaging Corp.(a)                                         89,917
     2,165     Neenah Paper, Inc.                                                            57,784
     5,571     P.H. Glatfelter Co.                                                           91,197
     9,275     Resolute Forest Products(a)                                                  107,404
     3,704     Verso Paper Corp.(a)                                                           4,371
     6,544     Wausau Paper Corp.                                                            63,673
                                                                                       ------------
                                                                                          1,231,987
                                                                                       ------------
GAS, WATER & MULTI-UTILITIES - 1.6%
     2,521     American States Water Co.                                                     99,781
    23,134     American Water Works Co., Inc.                                               793,034
    18,410     Aqua America, Inc.                                                           459,514
     1,549     Artesian Resources Corp., Class A                                             33,365
    11,903     Atmos Energy Corp.                                                           417,438
     7,517     Avista Corp.                                                                 200,704
     2,282     Cadiz, Inc.(a)                                                                16,453
     5,557     California Water Service Group                                               102,638
     1,385     Chesapeake Utilities Corp.                                                    60,552
     1,378     Connecticut Water Service, Inc.                                               39,934
     1,254     Delta Natural Gas Co., Inc.                                                   27,249
     1,757     Gas Natural, Inc.                                                             17,746

================================================================================

40  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     2,815     Genie Energy Ltd.                                                       $     21,873
     2,788     The Laclede Group, Inc.                                                      110,990
     2,408     Middlesex Water Co.                                                           45,752
    10,970     National Fuel Gas Co.                                                        515,371
     5,317     New Jersey Resources Corp.                                                   231,874
     3,424     Northwest Natural Gas Co.                                                    162,982
     9,226     Piedmont Natural Gas Co.                                                     296,985
     9,559     PNM Resources, Inc.                                                          186,783
    23,688     Questar Corp.                                                                494,132
     1,250     RGC Resources, Inc.                                                           22,337
     1,793     SJW Corp.                                                                     43,050
     3,843     South Jersey Industries, Inc.                                                195,878
     5,925     Southwest Gas Corp.                                                          258,626
    14,870     UGI Corp.                                                                    437,624
    10,803     Vectren Corp.                                                                318,905
     6,593     WGL Holdings, Inc.                                                           262,072
                                                                                       ------------
                                                                                          5,873,642
                                                                                       ------------
GENERAL INDUSTRIALS - 1.2%
     9,171     Actuant Corp., Class A                                                       249,084
       665     AEP Industries, Inc.(a)                                                       28,961
     8,104     AptarGroup, Inc.                                                             413,709
     8,089     Carlisle Cos., Inc.                                                          428,879
    19,959     Crown Holdings, Inc.(a)                                                      688,386
    16,912     Graphic Packaging Holding Co.(a)                                              93,016
     5,372     Greif, Inc.                                                                  220,252
    10,573     Harsco Corp.                                                                 215,478
     3,788     Landec Corp.(a)                                                               32,425
     1,898     Multi-Color Corp.                                                             42,212
     4,530     Myers Industries, Inc.                                                        77,735
     4,247     Otter Tail Corp.                                                              97,129
    13,197     Packaging Corp. of America                                                   372,683
     2,438     Raven Industries, Inc.                                                       169,660
     9,441     Rock-Tenn Co., Class A                                                       515,007
     6,270     Silgan Holdings, Inc.                                                        267,666
    13,224     Sonoco Products Co.                                                          398,704
     4,202     Trimas Corp.(a)                                                               84,460
       997     UFP Technologies, Inc.(a)                                                     16,849
                                                                                       ------------
                                                                                          4,412,295
                                                                                       ------------
GENERAL RETAILERS - 4.8%
     3,476     1-800-FLOWERS.COM, Inc., Class A(a)                                           12,131
     9,368     Aaron's, Inc., Class A                                                       265,208
       768     Amerco, Inc.                                                                  69,097
     1,399     America's Car-Mart, Inc.(a)                                                   54,351
    25,955     American Eagle Outfitters, Inc.                                              512,092
     2,475     American Public Education, Inc.(a)                                            79,200
     3,902     Ancestry.com, Inc.(a)                                                        107,422
     6,473     ANN, Inc.(a)                                                                 164,997
     4,309     Asbury Automotive Group, Inc.(a)                                             102,080
    16,913     Ascena Retail Group, Inc.(a)                                                 314,920
    15,718     Autobytel, Inc.(a)                                                            11,836
    10,829     Aeropostale, Inc.(a)                                                         193,081
     5,318     Barnes & Noble, Inc.(a),(b)                                                   87,534
     6,168     Beacon Roofing Supply, Inc.(a)                                               155,557
     5,163     bebe Stores, Inc.                                                             30,307
     5,995     Bidz.com, Inc.(a)                                                              4,532
     2,515     Big 5 Sporting Goods Corp.                                                    19,013
     1,842     Blue Nile, Inc.(a),(b)                                                        54,726
     1,797     Body Central Corp.(a)                                                         16,173
     1,879     The Bon-Ton Stores, Inc.(b)                                                   14,675
     1,081     Books-A-Million, Inc.(a)                                                       3,459
     2,613     Bridgepoint Education, Inc.(a)                                                56,963
     5,606     Brown Shoe Co., Inc.                                                          72,373
     3,592     The Buckle, Inc.(b)                                                          142,135
     2,088     Build-A-Bear Workshop, Inc.(a)                                                 9,981
     6,574     Cabela's, Inc., Class A(a),(b)                                               248,563
     1,918     Cache, Inc.(a)                                                                 8,900
     2,677     Cambium Learning Group, Inc.(a)                                                2,543
     1,513     Capella Education Co.(a)                                                      52,592
     7,558     Career Education Corp.(a)                                                     50,563
     2,681     Carriage Services, Inc.                                                       22,306
     6,123     Casual Male Retail Group, Inc.(a)                                             22,226

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  41

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     3,660     The Cato Corp., Class A                                                 $    111,484
     2,515     Chemed Corp.                                                                 152,007
    22,123     Chico's FAS, Inc.                                                            328,305
     4,700     Christopher & Banks Corp.                                                      5,546
     2,119     Citi Trends, Inc.(a)                                                          32,717
     6,984     Clean Energy Fuels Corp.(a),(b)                                              108,252
    10,005     Coldwater Creek, Inc.(a)                                                       5,463
     8,291     Collective Brands, Inc.(a)                                                   177,593
     1,028     Collectors Universe, Inc.                                                     15,091
     2,277     Conn's, Inc.(a)                                                               33,700
    15,111     Copart, Inc.(a)                                                              357,980
    10,420     Corinthian Colleges, Inc.(a)                                                  30,114
     5,289     dELiA*s, Inc.(a)                                                               8,198
     1,867     Destination Maternity Corp.                                                   40,327
    12,033     Dick's Sporting Goods, Inc.                                                  577,584
     4,497     Dillard's, Inc., Class A                                                     286,369
    29,110     Dollar General Corp.(a),(b)                                                1,583,293
     3,283     DSW, Inc., Class A                                                           178,595
     3,496     Education Management Corp.(a)                                                 24,297
     6,808     The Finish Line, Inc., Class A                                               142,355
     2,161     Francesca's Holdings Corp.(a)                                                 58,369
     4,436     Fred's, Inc., Class A                                                         67,826
     2,881     Gaiam, Inc.(a)                                                                11,236
       785     Geeknet, Inc.(a)                                                              15,559
     3,218     Genesco, Inc.(a)                                                             193,563
     4,661     Grand Canyon Education, Inc.(a)                                               97,601
     2,984     Group 1 Automotive, Inc.                                                     136,100
     8,321     Guess?, Inc.                                                                 252,709
     2,729     Haverty Furniture Cos., Inc.                                                  30,483
     2,914     hhgregg, Inc.(a),(b)                                                          32,957
     3,565     Hibbett Sports, Inc.(a),(b)                                                  205,736
     8,285     Hillenbrand, Inc.                                                            152,278
     5,595     Hot Topic, Inc.                                                               54,216
     5,373     HSN, Inc.                                                                    216,801
    12,103     ITT Corp.                                                                    213,013
     3,525     ITT Educational Services, Inc.(a),(b)                                        214,144
     3,607     Jos. A. Bank Clothiers, Inc.(a)                                              153,153
     4,848     K12, Inc.(a)                                                                 112,958
     4,151     KAR Auction Services, Inc.(a)                                                 71,356
     2,230     Kirkland's, Inc.(a)                                                           25,087
     1,011     Learning Tree International, Inc.(a)                                           4,418
     3,089     Liquidity Services, Inc.(a)                                                  158,126
     3,063     Lithia Motors, Inc., Class A                                                  70,602
     1,882     Mac-Gray Corp.                                                                26,517
     3,258     MarineMax, Inc.(a)                                                            30,984
     3,784     Matthews International Corp., Class A                                        122,942
     6,693     The Men's Wearhouse, Inc.                                                    188,341
     4,096     Monro Muffler, Inc.                                                          136,151
     6,945     Navarre Corp.(a)                                                              11,043
     3,761     New York & Co.(a)                                                             13,088
    37,044     Office Depot, Inc.(a)                                                         80,015
    11,449     OfficeMax, Inc.(a)                                                            57,932
     3,096     OpenTable, Inc.(a)                                                           139,351
     1,727     Overstock.com, Inc.(a),(b)                                                    11,934
     9,266     Pacific Sunwear of California, Inc.(a)                                        16,957
     1,212     PC Mall, Inc.(a)                                                               6,557
     5,729     Penske Automotive Group, Inc.                                                121,684
     6,922     The Pep Boys - Manny, Moe & Jack                                              68,528
       978     Perfumania Holdings, Inc.(a)                                                   8,108
    14,369     PetSmart, Inc.                                                               979,678
    14,669     Pier 1 Imports, Inc.                                                         241,012
     2,454     PriceSmart, Inc.                                                             165,670
     2,019     The Providence Service Corp.(a)                                               27,680
    12,557     RadioShack Corp.                                                              48,219
     3,840     RealNetworks, Inc.                                                            33,178
     7,516     Regis Corp.                                                                  134,987

================================================================================

42  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     7,713     Rent-A-Center, Inc.                                                     $    260,237
     9,798     Rollins, Inc.                                                                219,181
     2,152     Rue21, Inc.(a)                                                                54,316
     4,466     Rush Enterprises, Inc., Class A(a)                                            73,019
    15,050     Saks, Inc.(a),(b)                                                            160,282
    20,911     Sally Beauty Holdings, Inc.(a)                                               538,249
    28,713     Service Corp. International                                                  355,180
     2,076     Shoe Carnival, Inc.                                                           44,613
     4,278     Shutterfly, Inc.(a)                                                          131,292
    11,316     Signet Jewelers Ltd.                                                         498,017
     4,710     Sonic Automotive, Inc.                                                        64,386
     8,892     Sotheby's                                                                    296,637
     3,965     Stage Stores, Inc.                                                            72,639
     2,287     Stamps.com, Inc.(a)                                                           56,420
     2,235     Standard Parking Corp.(a)                                                     48,097
     3,683     Stein Mart, Inc.(a)                                                           29,280
    10,297     Stewart Enterprises, Inc., Class A                                            73,521
     1,604     Strayer Education, Inc.(b)                                                   174,868
     1,696     Susser Holdings Corp.(a)                                                      63,040
     9,605     The Talbots, Inc.(a)                                                          24,205
     1,072     Teavana Holdings, Inc.(a)                                                     14,504
     2,329     Titan Machinery, Inc.(a)                                                      70,732
     9,493     Tractor Supply Co.                                                           788,489
     2,400     Trans World Entertainment Corp.(a)                                             7,440
     5,896     Tuesday Morning Corp.(a)                                                      25,294
     7,688     Ulta Salon Cosmetics & Fragrance, Inc.                                       717,905
     5,705     ValueVision Media, Inc., Class A(a)                                           11,866
    11,319     VCA Antech, Inc.(a)                                                          248,792
     2,460     Weight Watchers International, Inc.(a)                                       126,838
     2,113     West Marine, Inc.(a)                                                          24,828
    12,627     The Wet Seal, Inc., Class A(a)                                                39,901
    11,830     Williams-Sonoma, Inc.                                                        413,695
       422     Winmark Corp.                                                                 24,708
     3,468     Zale Corp.(a)                                                                  9,329
     2,880     Zumiez, Inc.(a)                                                              114,048
                                                                                       ------------
                                                                                         18,255,501
                                                                                       ------------
HEALTH CARE EQUIPMENT & SERVICES - 5.3%
     2,939     Abaxis, Inc.(a)                                                              108,743
     4,504     Abiomed, Inc.(a)                                                             102,781
     3,088     Acadia Healthcare Co., Inc.(a)                                                54,164
     6,249     Accretive Health, Inc.(a)                                                     68,489
     8,553     Accuray, Inc.(a)                                                              58,503
     1,608     Addus HomeCare Corp.(a)                                                        7,895
     1,575     Air Methods Corp.(a)                                                         154,744
    10,691     Alere, Inc.(a)                                                               207,833
     8,342     Align Technology, Inc.(a),(b)                                                279,123
     5,367     Alliance Healthcare Services, Inc.(a)                                          5,356
     1,191     Almost Family, Inc.(a)                                                        26,607
     8,088     Alphatec Holdings, Inc.(a)                                                    14,882
     3,923     Amedisys, Inc.(a)                                                             48,841
     8,261     American Caresource Holdings, Inc.(a)                                          5,204
     6,373     AMERIGROUP Corp.(a)                                                          420,044
     4,134     Amsurg Corp.(a)                                                              123,937
     1,635     Analogic Corp.                                                               101,370
     3,495     AngioDynamics, Inc.(a)                                                        41,975
     1,849     Anika Therapeutics, Inc.(a)                                                   25,128
    12,856     Antares Pharma, Inc.(a)                                                       46,796
     3,706     ArthroCare Corp.(a)                                                          108,512
     2,539     Assisted Living Concepts, Inc.                                                36,105
     1,800     AtriCure, Inc.(a)                                                             17,298
       221     Atrion Corp.                                                                  45,301
     2,664     Bio-Rad Laboratories, Inc., Class A(a),(b)                                   266,427
     3,198     Bio-Reference Labs, Inc.(a)                                                   84,043
     5,341     Biolase Technology, Inc.(a)                                                   10,414
     7,913     Bioscript, Inc.(a)                                                            58,794
     4,326     Bovie Medical Corp.(a)                                                         9,950
    13,507     Brookdale Senior Living, Inc.(a)                                             239,614
    12,364     Bruker BioSciences Corp.(a)                                                  164,565
     3,756     BSD Medical Corp.(a)                                                           6,160
     3,018     Cantel Medical Corp.                                                          82,240
     3,876     Capital Senior Living Corp.(a)                                                41,086

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                                                   SCHEDULE OF INVESTMENTS |  43

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     5,277     Cardica, Inc.(a)                                                        $      9,921
     3,658     CardioNet, Inc.(a)                                                             7,426
     2,486     Cardiovascular Systems, Inc.(a)                                               24,338
     5,769     Catalyst Health Solutions, Inc.(a)                                           539,055
     4,083     Celsion Corp.(a),(b)                                                          12,535
     6,843     Centene Corp.(a)                                                             206,385
     8,759     Cepheid, Inc.(a)                                                             391,965
     2,183     Chindex International, Inc.(a)                                                21,393
    12,076     Community Health Systems, Inc.(a)                                            338,490
     3,495     Conceptus, Inc.(a)                                                            69,271
     3,741     CONMED Corp.                                                                 103,513
     6,243     The Cooper Cos., Inc.                                                        497,942
       969     Corvel Corp.(a)                                                               47,481
     7,363     Covance, Inc.(a)                                                             352,320
     4,128     CryoLife, Inc.(a)                                                             21,589
     2,304     Cutera, Inc.(a)                                                               16,577
     3,721     Cyberonics, Inc.(a)                                                          167,222
     1,267     Cynosure, Inc., Class A(a)                                                    26,797
     1,030     Daxor Corp.                                                                    9,218
     6,740     Delcath Systems, Inc.(a)                                                      11,121
     9,091     DexCom, Inc.(a)                                                              117,819
     5,151     Echo Therapeutics, Inc.(a)                                                     8,345
     4,018     Emeritus Corp.(a)                                                             67,623
     7,139     Endologix, Inc.(a),(b)                                                       110,226
     2,391     The Ensign Group, Inc.                                                        67,594
     6,795     eResearch Technology, Inc.(a)                                                 54,292
     1,399     Escalon Medical Corp.(a)                                                         979
     1,351     Exactech, Inc.(a)                                                             22,656
     6,433     Five Star Quality Care, Inc.(a)                                               19,749
     2,635     Fluidigm Corp.(a)                                                             39,630
     1,545     Fonar Corp.(a)                                                                 6,350
     3,330     GenMark Diagnostics, Inc.(a)                                                  14,452
     4,042     Gentiva Health Services, Inc.(a)                                              28,011
     3,302     Haemonetics Corp.(a)                                                         244,711
     4,647     Hanger Orthopedic Group, Inc.(a)                                             119,149
     7,724     Hansen Medical, Inc.(a)                                                       17,533
    22,072     HCA Holdings, Inc.                                                           671,651
    33,649     Health Management Associates, Inc., Class A(a)                               264,145
    10,990     Health Net, Inc.(a)                                                          266,727
     8,285     Healthcare Services Group, Inc.                                              160,563
    12,734     HealthSouth Corp.(a)                                                         296,193
     2,719     HealthStream, Inc.(a)                                                         70,694
     4,489     Healthways, Inc.(a)                                                           35,822
    11,975     Henry Schein, Inc.(a)                                                        939,918
     8,211     Hill-Rom Holdings, Inc.                                                      253,309
    11,326     HMS Holdings Corp.(a)                                                        377,269
    34,845     Hologic, Inc.(a)                                                             628,604
     9,589     Hooper Holmes, Inc.(a)                                                         5,482
     1,632     ICU Medical, Inc.(a)                                                          87,116
     7,339     Idexx Laboratories, Inc.(a)                                                  705,498
     5,598     Insulet Corp.(a)                                                             119,629
     2,714     Integra LifeSciences Holdings Corp.(a)                                       100,907
     4,295     Invacare Corp.                                                                66,272
     2,183     IPC The Hospitalist Co., Inc.(a)                                              98,934
     2,554     IRIS International, Inc.(a)                                                   28,860
     6,932     Kindred Healthcare, Inc.(a)                                                   68,142
     2,420     LCA-Vision, Inc.(a)                                                           10,406
     2,223     LHC Group, Inc.(a)                                                            37,702
     6,316     LifePoint Hospitals, Inc.(a)                                                 258,830
    11,427     Lincare Holdings, Inc.                                                       388,747
     3,557     Magellan Health Services, Inc.(a)                                            161,239
     5,062     MAKO Surgical Corp.(a)                                                       129,638
     6,918     Masimo Corp.(a)                                                              154,825
     3,087     MedCath Corp.                                                                 23,060
     2,313     Medical Action Industries, Inc.(a)                                             8,049
     6,475     MEDNAX, Inc.(a)                                                              443,796
     1,298     Medtox Scientific, Inc.(a)                                                    34,994
     4,370     MELA Sciences, Inc.(a),(b)                                                    14,246
     5,509     Meridian Bioscience, Inc.                                                    112,714
     5,702     Merit Medical Systems, Inc.(a)                                                78,745

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44  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     5,877     Metropolitan Health Networks, Inc.(a)                                   $     56,243
     5,201     MModal, Inc.(a)                                                               67,509
     4,038     Molina Healthcare, Inc.(a)                                                    94,731
     5,636     Nanosphere, Inc.(a)                                                           12,399
     1,403     National Healthcare Corp.                                                     63,458
     3,994     Natus Medical, Inc.(a)                                                        46,410
    12,992     Navidea Biopharmaceuticals, Inc.(a)                                           48,330
     3,165     Neogen Corp.(a)                                                              146,223
       655     Neurometrix, Inc.(a)                                                             426
     5,831     NuVasive, Inc.(a)                                                            147,874
     6,830     NxStage Medical, Inc.(a)                                                     114,471
     4,540     Omnicell, Inc.(a)                                                             66,466
     6,719     OraSure Technologies, Inc.(a)                                                 75,522
     2,493     Orthofix International NV(a),(b)                                             102,836
     8,263     Owens & Minor, Inc.                                                          253,096
     2,610     Palomar Medical Technologies, Inc.(a)                                         22,185
     8,007     Parexel International Corp.(a)                                               226,038
     4,070     PharMerica Corp.(a)                                                           44,444
     6,827     PSS World Medical, Inc.(a)                                                   143,299
       971     Psychemedics Corp.                                                             9,992
     4,050     Quidel Corp.(a)                                                               63,504
     4,638     RadNet, Inc.(a)                                                               12,337
    18,957     ResMed, Inc.(a)                                                              591,458
     1,898     Retractable Technologies, Inc.(a)                                              1,860
     1,820     Rochester Medical Corp.(a)                                                    19,583
     2,896     Rockwell Medical Technologies, Inc.(a)                                        26,962
     7,930     RTI Biologics, Inc.(a)                                                        29,817
     5,747     Select Medical Holdings Corp.(a)                                              58,102
     7,360     Sirona Dental Systems, Inc.(a)                                               331,274
     3,199     Skilled Healthcare Group, Inc., Class A(a)                                    20,090
     7,262     Solta Medical, Inc.(a)                                                        21,278
     4,650     Spectranetic Corp.(a)                                                         53,103
     1,445     SRI/Surgical Express, Inc.(a)                                                  5,318
     4,107     Staar Surgical Co.(a)                                                         31,911
     9,802     Stereotaxis, Inc.(a)                                                           2,058
     6,891     Steris Corp.                                                                 216,171
     3,237     Sun Healthcare Group, Inc.(a)                                                 27,094
     7,233     Sunrise Senior Living, Inc.(a)                                                52,729
     2,228     SurModics, Inc.(a)                                                            38,544
     4,954     Symmetry Medical, Inc.(a)                                                     42,505
     3,470     Synergetics USA, Inc.(a)                                                      15,476
     4,060     Team Health Holdings, Inc.(a)                                                 97,805
     5,376     Teleflex, Inc.                                                               327,452
     5,558     Theragenics Corp.(a)                                                          11,172
     5,823     ThermoGenesis Corp.(a)                                                         5,532
     7,774     Thoratec Corp.(a)                                                            261,051
     4,020     Trans1, Inc.(a)                                                                9,970
     2,600     Triple-S Management Corp.(a)                                                  47,528
     9,624     Unilife Corp.(a)                                                              32,529
     6,026     Universal American Corp.(a)                                                   63,454
    12,058     Universal Health Services, Inc., Class B                                     520,423
     6,008     Urologix, Inc.(a)                                                              4,626
     3,549     Uroplasty, Inc.(a)                                                            16,290
     1,619     US Physical Therapy, Inc.                                                     41,171
       671     Utah Medical Products, Inc.                                                   22,499
     5,398     Vanguard Health Systems, Inc.(a)                                              47,988
     2,430     Vascular Solutions, Inc.(a)                                                   30,521
     5,004     Vision-Sciences, Inc.(a)                                                       7,506
     7,071     Volcano Corp.(a)                                                             202,584
     5,664     WellCare Health Plans, Inc.(a)                                               300,192
     4,406     West Pharmaceutical Services, Inc.                                           222,459
     5,321     Wright Medical Group, Inc.(a)                                                113,603
       831     Young Innovations, Inc.                                                       28,661
                                                                                       ------------
                                                                                         19,807,470
                                                                                       ------------

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                                                   SCHEDULE OF INVESTMENTS |  45

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS & HOME CONSTRUCTION - 2.1%
    15,044     ACCO Brands Corp.(a)                                                    $    155,555
     4,810     American Greetings Corp., Class A                                             70,322
     1,404     AT Cross Co., Class A(a)                                                      13,857
     1,804     Bassett Furniture Industries, Inc.                                            18,599
    13,843     Beazer Homes USA, Inc.(a)                                                     44,990
     6,811     Blount International, Inc.(a)                                                 99,781
     1,516     Blyth, Inc.                                                                   52,393
     6,351     Briggs & Stratton Corp.                                                      111,079
     4,346     Brookfield Residential Properties, Inc.(a)                                    47,371
       887     Cavco Industries, Inc.(a)                                                     45,485
     6,881     Central Garden & Pet Co., Class A(a)                                          74,934
    18,325     Church & Dwight Co., Inc.                                                  1,016,488
     1,337     Compx International, Inc.                                                     16,846
     4,243     Comstock Homebuilding Cos., Inc., Class A(a)                                   5,558
     2,471     Dixie Group, Inc.(a)                                                           9,390
     8,667     Energizer Holdings, Inc.(a)                                                  652,192
     3,626     Ethan Allen Interiors, Inc.                                                   72,266
     1,161     Flexsteel Industries, Inc.                                                    22,965
     2,823     Forward Industries, Inc.(a)                                                    4,912
     6,084     Furniture Brands International, Inc.(a)                                        7,544
     7,788     Herman Miller, Inc.                                                          144,234
     4,950     HNI Corp.                                                                    127,462
     1,700     Hooker Furniture Corp.                                                        20,043
    13,795     Hovnanian Enterprises, Inc., Class A(a)                                       40,005
     7,584     Interface, Inc.                                                              103,370
     3,786     iRobot Corp.(a)                                                               83,860
    10,497     Jarden Corp.                                                                 441,084
     8,922     KB Home                                                                       87,436
     2,042     Kid Brands, Inc.(a)                                                            4,084
     6,388     Knoll, Inc.                                                                   85,727
       700     L.S. Starrett Co., Class A                                                     8,099
     7,189     La-Z-Boy, Inc.(a)                                                             88,353
     2,775     Libbey, Inc.(a)                                                               42,652
     1,440     Lifetime Brands, Inc.                                                         17,957
     2,549     M/I Homes, Inc.(a)                                                            44,149
     4,879     MDC Holdings, Inc.                                                           159,397
     3,565     Meritage Homes Corp.(a)                                                      120,996
     2,510     Middleby Corp.(a)                                                            250,021
     7,361     Mohawk Industries, Inc.(a)                                                   514,019
       666     National Presto Industries, Inc.                                              46,467
       672     NVR, Inc.(a)                                                                 571,200
       858     Oil-Dri Corp. of America                                                      18,790
     5,904     Ryland Group, Inc.                                                           151,024
     5,446     The Scotts Miracle-Gro Co.                                                   223,940
     8,088     Sealy Corp.(a),(b)                                                            14,963
     7,448     Select Comfort Corp.(a)                                                      155,812
       880     Skyline Corp.                                                                  4,470
     3,315     Spectrum Brands Holdings, Inc.(a)                                            107,970
    14,414     Standard-Pacific Corp.(a)                                                     89,223
     3,010     Stanley Furniture Co., Inc.(a)                                                12,010
    11,225     Steelcase, Inc., Class A                                                     101,362
     1,416     Summer Infant, Inc.(a)                                                         4,644
     8,577     Tempur-Pedic International, Inc.(a)                                          200,616
    19,733     Toll Brothers, Inc.(a)                                                       586,662
     7,433     Tupperware Corp.                                                             407,031
     2,505     Virco Manufacturing Corp.(a)                                                   4,058
     1,973     WD-40 Co.                                                                     98,275
                                                                                       ------------
                                                                                          7,723,992
                                                                                       ------------
INDUSTRIAL ENGINEERING - 3.1%
     5,917     Accuride Corp.(a)                                                             35,502
    12,788     AGCO Corp.(a),(c)                                                            584,795
     1,237     Alamo Group, Inc.                                                             38,805
     3,489     Albany International Corp., Class A                                           65,279
     3,571     Altra Holdings, Inc.                                                          56,350
     1,241     American Railcar Industries, Inc.(a)                                          33,631
     2,482     Astec Industries, Inc.(a)                                                     76,148
    15,799     The Babcock & Wilcox Co.(a)                                                  387,075
    10,745     Broadwind Energy, Inc.(a)                                                      2,904

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46  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,156     Cascade Corp.                                                           $     54,390
     1,735     Ceco Environmental Corp.                                                      13,706
       352     Chicago Rivet & Machine Co.                                                    6,600
     2,325     CIRCOR International, Inc.                                                    79,259
     6,626     Clarcor, Inc.                                                                319,108
     6,088     Colfax Corp.(a),(b)                                                          167,846
     2,620     Columbus McKinnon Corp.(a)                                                    39,536
     3,771     Commercial Vehicle Group, Inc.(a)                                             32,506
     6,716     Crane Co.                                                                    244,328
    18,367     Donaldson Co., Inc.                                                          612,907
     2,976     Douglas Dynamics, Inc.                                                        42,408
     2,030     Dynamic Materials Corp.                                                       35,180
       917     The Eastern Co.                                                               14,810
     7,636     Energy Recovery, Inc.(a)                                                      18,326
     2,775     EnPro Industries, Inc.(a)                                                    103,702
     8,538     Federal Signal Corp.(a)                                                       49,862
     6,612     Flow International Corp.(a)                                                   20,828
     2,536     Franklin Electric Co., Inc.                                                  129,666
     1,642     Freightcar America, Inc.                                                      37,717
     6,665     Gardner Denver, Inc.                                                         352,645
     6,136     GATX Corp.                                                                   236,236
     2,429     The Gorman-Rupp Co.                                                           72,384
     8,113     Graco, Inc.                                                                  373,847
     1,551     Graham Corp.                                                                  28,880
     3,356     Greenbrier Cos., Inc.(a)                                                      58,998
     4,069     H&E Equipment Services, Inc.(a)                                               61,157
     1,772     Hardinge, Inc.                                                                16,125
       928     Hurco Cos., Inc.(a)                                                           19,015
    11,030     IDEX Corp.                                                                   429,949
     3,875     John Bean Technologies Corp.                                                  52,584
     1,632     Kadant, Inc.(a)                                                               38,270
     4,150     Kaydon Corp.                                                                  88,768
    10,535     Kennametal, Inc.                                                             349,235
       780     Key Technology, Inc.(a)                                                        7,800
     3,392     Kimball International, Inc., Class B                                          26,118
    11,160     Lincoln Electric Holdings, Inc.                                              488,696
     1,682     Lindsay Manufacturing Co.                                                    109,162
     2,458     Lydall, Inc.(a)                                                               33,232
     1,640     Manitex International, Inc.(a)                                                13,776
    17,549     Manitowoc Co.                                                                205,323
     2,807     Materion Corp.                                                                64,645
    13,094     Meritor, Inc.(a)                                                              68,351
     2,279     Met-Pro Corp.                                                                 20,990
     1,400     MFRI, Inc.(a)                                                                  9,856
     1,520     Miller Industries, Inc.                                                       24,214
     4,265     Mine Safety Appliances Co.                                                   171,624
     5,082     Mueller Industries, Inc.                                                     216,442
       727     NACCO Industries, Inc., Class A                                               84,514
     8,221     Navistar International Corp.(a)                                              233,230
     2,281     NN, Inc.(a)                                                                   23,289
     7,889     Nordson Corp.                                                                404,627
    12,026     Oshkosh Corp.(a)                                                             251,945
    13,038     Pentair, Inc.                                                                499,095
     2,787     PMFG, Inc.(a)                                                                 21,766
     4,913     Robbins & Myers, Inc.                                                        205,462
     1,435     Sauer-Danfoss, Inc.                                                           50,125
     4,415     Spartan Motors, Inc.                                                          23,135
     6,760     SPX Corp.                                                                    441,563
     1,694     Standex International Corp.                                                   72,114
     2,718     Sun Hydraulics, Inc.                                                          66,020
     1,914     Sypris Solutions, Inc.                                                        13,341
     1,934     Tecumseh Products Co., Class A(a)                                              9,767
     2,271     Tennant Co.                                                                   90,726
    14,462     Terex Corp.(a)                                                               257,857
    10,443     Timken Co.                                                                   478,185
     3,951     Toro Co.                                                                     289,569
    10,607     Trinity Industries, Inc.                                                     264,963
     1,243     Twin Disc, Inc.                                                               22,983
     9,121     Wabash National Corp.(a)                                                      60,381
     6,391     Westinghouse Air Brake Technologies Corp.                                    498,562
     1,211     Williams Controls, Inc.                                                       14,653
     7,634     Woodward, Inc.                                                               301,085
                                                                                       ------------
                                                                                         11,620,453
                                                                                       ------------

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                                                   SCHEDULE OF INVESTMENTS |  47

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
INDUSTRIAL METALS & MINING - 0.8%
    14,617     AK Steel Holding Corp.(b)                                               $     85,802
     1,202     Ampco-Pittsburgh Corp.                                                        22,033
     6,106     Carpenter Technology Corp.                                                   292,111
     8,427     Century Aluminum Co.(a)                                                       61,770
     1,400     Cold Metal Products, Inc.(a)                                                       -
    15,222     Commercial Metals Co.                                                        192,406
     1,328     Friedman Industries, Inc.                                                     13,506
     7,138     Globe Specialty Metals, Inc.                                                  95,863
       989     Handy & Harman Ltd.(a)                                                        13,332
     1,651     Haynes International, Inc.                                                    84,102
     5,905     Horsehead Holding Corp.(a)                                                    58,814
     2,262     Kaiser Aluminum Corp.                                                        117,262
    27,499     McEwen Mining, Inc.(a)                                                        82,772
     2,078     Metals USA Holdings Corp.(a)                                                  33,061
     4,533     Noranda Aluminum Holding Corp.                                                36,083
     1,358     Olympic Steel, Inc.                                                           22,298
     9,963     Reliance Steel & Aluminum Co.                                                503,131
     4,083     RTI International Metals, Inc.(a),(b)                                         92,398
    22,721     Southern Copper Corp.                                                        715,939
    29,038     Steel Dynamics, Inc.                                                         341,197
       997     Synalloy Corp.                                                                11,366
     1,721     TMS International Corp.(a)                                                    17,158
     1,028     Universal Stainless & Alloy Products, Inc.(a)                                 42,251
    12,021     Uranium Energy Corp.(a)                                                       27,528
    20,307     Uranium Resources, Inc.(a)                                                    12,594
    16,407     USEC, Inc.(a),(b)                                                             16,243
     7,188     Worthington Industries, Inc.                                                 147,138
                                                                                       ------------
                                                                                          3,138,158
                                                                                       ------------
INDUSTRIAL TRANSPORTATION - 1.8%
     9,747     Air Lease Corp.(a)                                                           188,994
     7,478     Air Transport Services Group, Inc.(a)                                         38,886
     6,291     Aircastle Ltd.                                                                75,807
     3,111     Arkansas Best Corp.                                                           39,199
     3,432     Atlas Air Worldwide Holdings, Inc.(a)                                        149,326
     2,090     Baltic Trading Ltd.                                                            7,190
     1,765     CAI International, Inc.(a)                                                    35,088
     3,122     Celadon Group, Inc.                                                           51,138
     7,358     Con-way, Inc.                                                                265,697
     1,992     Covenant Transport Group, Inc., Class A(a)                                     7,410
     9,030     DHT Holdings, Inc.                                                             5,638
     2,191     Eagle Bulk Shipping, Inc.(a),(b)                                               6,924
     2,297     Echo Global Logistics, Inc.(a)                                                43,781
     3,734     Forward Air Corp.                                                            120,496
     3,928     Frozen Food Express Industries, Inc.(a)                                        4,321
     5,201     Genco Shipping & Trading Ltd.(a)                                              15,863
     5,222     Genesee & Wyoming, Inc., Class A(a)                                          275,930
     6,718     Heartland Express, Inc.                                                       96,135
     4,973     HUB Group, Inc., Class A(a)                                                  180,023
     1,032     International Shipholding Corp.                                               19,464
    12,851     J.B. Hunt Transport Services, Inc.                                           765,920
    14,549     Kansas City Southern                                                       1,012,028
     7,412     Kirby Corp.(a)                                                               348,957
     7,339     Knight Transportation, Inc.                                                  117,351
     6,208     Landstar System, Inc.                                                        321,078
     2,036     Marten Transport Ltd.                                                         43,285
     5,518     Matson, Inc.                                                                 293,833
     7,230     Old Dominion Freight Line, Inc.(a)                                           312,987
     3,383     Overseas Shipholding Group, Inc.(b)                                           37,585
       847     P.A.M. Transportation Services, Inc.                                           8,174
     4,839     Pacer International, Inc.(a)                                                  26,227
     1,232     Patriot Transportation Holding, Inc.(a)                                       28,989

================================================================================

48  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     7,580     PHH Corp.(a)                                                            $    132,498
     3,133     Quality Distribution, Inc.(a)                                                 34,745
     2,770     Railamerica, Inc.(a)                                                          67,034
     2,686     Rand Logistics, Inc.(a)                                                       22,831
     1,860     Roadrunner Transportation Systems, Inc.(a)                                    31,415
     2,185     Saia, Inc.(a)                                                                 47,830
     5,574     Ship Finance International Ltd.                                               87,122
    10,007     Swift Transportation Co.(a)                                                   94,566
     3,488     TAL International Group, Inc.                                                116,813
     5,267     Teekay Corp.                                                                 154,218
     2,422     Textainer Group Holdings Ltd.                                                 89,372
       676     Universal Truckload Services, Inc.                                            10,225
     1,407     USA Truck, Inc.(a)                                                             6,627
    13,366     UTI Worldwide, Inc.                                                          195,277
     6,625     Werner Enterprises, Inc.                                                     158,271
     2,855     Wesco Aircraft Holdings, Inc.(a)                                              36,344
     1,356     Willis Lease Finance Corp.(a)                                                 16,706
     9,445     World Fuel Services Corp.                                                    359,193
     2,368     XPO Logistics, Inc.(a)                                                        39,782
       972     YRC Worldwide, Inc.(a)                                                         6,843
                                                                                       ------------
                                                                                          6,651,436
                                                                                       ------------
IT SERVICES - 0.2%
     6,682     Alliance Data Systems Corp.(a)                                               902,070
                                                                                       ------------
LEISURE GOODS - 0.8%
    54,562     Activision Blizzard, Inc.                                                    654,198
     1,640     Arctic Cat, Inc.(a)                                                           59,958
     3,756     Black Diamond, Inc.(a)                                                        35,494
    11,850     Brunswick Corp.                                                              263,307
     8,236     Callaway Golf Co.                                                             48,675
     2,672     Drew Industries, Inc.(a)                                                      74,415
     2,281     DTS, Inc.(a)                                                                  59,488
     4,864     Emerson Radio Corp.(a)                                                         9,874
     1,740     Escalade, Inc.                                                                 9,640
     7,846     Glu Mobile, Inc.(a),(b)                                                       43,545
     2,865     Jakks Pacific, Inc.                                                           45,869
     1,133     Koss Corp.                                                                     6,039
     6,368     Leapfrog Enterprises, Inc.(a)                                                 65,336
     6,877     Majesco Entertainment Co.(a),(b)                                              13,754
     1,997     Marine Products Corp.                                                         12,142
       433     Meade Instruments Corp.(a)                                                     1,602
     4,489     Nautilus, Inc.(a)                                                             14,859
     8,622     Polaris Industries, Inc.                                                     616,301
     6,415     Pool Corp.                                                                   259,551
     5,441     RealD, Inc.(a)                                                                81,397
     2,357     Skullcandy, Inc.(a)                                                           33,352
     1,110     Steinway Musical Instruments, Inc.(a)                                         27,195
    12,102     Take-Two Interactive Software, Inc.(a)                                       114,485
     5,950     Thor Industries, Inc.                                                        163,089
    12,179     THQ, Inc.(a),(b)                                                               7,551
    16,208     TiVo, Inc.(a)                                                                134,040
     2,107     Universal Electronics, Inc.(a)                                                27,749
     4,208     Winnebago Industries, Inc.(a)                                                 42,880
                                                                                       ------------
                                                                                          2,925,785
                                                                                       ------------
LIFE INSURANCE - 0.4%
     7,737     American Equity Investment Life Holding Co.                                   85,184
     2,646     Amerisafe, Inc.(a)                                                            68,664
     1,107     Atlantic American Corp.                                                        3,044
     5,619     Citizens, Inc.(a)                                                             54,785
    28,940     CNO Financial Group, Inc.                                                    225,732
     2,660     eHealth, Inc.(a)                                                              42,853
     4,300     Employers Holdings, Inc.                                                      77,572
     1,529     FBL Financial Group, Inc., Class A                                            42,827
     1,336     Independence Holding Co.                                                      13,160

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                                                   SCHEDULE OF INVESTMENTS |  49

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
       499     Kansas City Life Insurance Co.                                          $     17,560
       257     National Western Life Insurance Co., Class A                                  36,473
    14,095     The Phoenix Cos., Inc.(a)                                                     26,076
     2,660     Presidential Life Corp.                                                       26,148
     5,170     Primerica, Inc.                                                              138,194
    10,624     Protective Life Corp.                                                        312,452
     5,726     Stancorp Financial Group, Inc.                                               212,778
     9,890     Symetra Financial Corp.                                                      124,812
                                                                                       ------------
                                                                                          1,508,314
                                                                                       ------------
MEDIA - 3.4%
    10,473     Acxiom Corp.(a)                                                              158,247
     2,700     AH Belo Corp.                                                                 10,854
     7,902     AMC Networks, Inc., Class A(a)                                               280,916
     3,523     Arbitron, Inc.                                                               123,305
     1,966     Ascent Capital Group, Inc., Class A(a)                                       101,741
     3,956     Avid Technology, Inc.(a)                                                      29,393
     6,175     Bankrate, Inc.(a)                                                            113,558
     1,114     Beasley Broadcasting Group, Inc., Class A(a)                                   6,562
    12,235     Belo Corp., Class A                                                           78,793
     5,317     Charter Communications, Inc.(a)                                              376,816
     5,342     Clear Channel Outdoor Holdings, Inc., Class A(a)                              32,159
     5,116     ComScore, Inc.(a)                                                             84,209
     4,239     Constant Contact, Inc.(a)                                                     75,793
     1,599     Courier Corp.                                                                 21,187
     4,523     Crown Media Holdings, Inc., Class A(a)                                         7,915
     1,288     CSS Industries, Inc.                                                          26,468
        50     CTN Media Group, Inc.(a)                                                           -
     8,133     Cumulus Media, Inc., Class A(a)                                               24,480
     4,924     Demand Media, Inc.(a)                                                         55,149
     7,319     Dex One Corp.(a)                                                               6,843
     3,375     Digital Generation, Inc.(a)                                                   41,749
    27,590     DISH Network Corp., Class A                                                  787,695
     6,633     Dolby Laboratories, Inc., Class A(a)                                         273,943
     9,025     DreamWorks Animation SKG, Inc., Class A(a)                                   172,017
     5,833     Emmis Communications Corp., Class A(a)                                        10,733
     3,372     Entercom Communications Corp.(a)                                              20,299
     7,479     Entravision Communications Corp., Class A                                      9,050
     2,140     ePocrates, Inc.(a)                                                            17,163
     4,266     EW Scripps Co.(a)                                                             40,996
     5,494     FactSet Research Systems, Inc.                                               510,612
       769     Fisher Communications, Inc.(a)                                                23,001
     7,124     Gray Television, Inc.(a)                                                      10,472
    43,608     Groupon, Inc.(a)                                                             463,553
     6,055     Harte-Hanks, Inc.                                                             55,343
    10,217     Hollywood Media Corp.(a)                                                      12,260
     6,433     IHS, Inc., Class A(a)                                                        693,027
     6,908     John Wiley & Sons, Inc., Class A                                             338,423
     5,439     Journal Communications, Inc., Class A(a)                                      28,065
     4,525     Knology, Inc.(a)                                                              89,007
     7,783     Lamar Advertising Co., Class A(a)                                            222,594
    34,348     Liberty Global, Inc., Class A(a)                                           1,704,691
    80,087     Liberty Interactive Corp., Class A(a)                                      1,424,748
    15,195     Liberty Media Corp.- Liberty Capital(a)                                    1,335,792
     5,422     Lin TV Corp., Class A(a)                                                      16,374
    21,506     Live Nation Entertainment, Inc.(a)                                           197,425
     4,961     Local.com Corp.(a)                                                            12,006
     3,237     LodgeNet Interactive Corp.(a)                                                  4,241
     3,506     Marchex, Inc., Class B                                                        12,657
     3,881     Martha Stewart Living Omnimedia, Inc., Class A                                13,195

================================================================================

50  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     6,806     McClatchy Co., Class A(a)                                               $     14,973
     2,100     Media General, Inc., Class A(a),(b)                                            9,681
     4,725     Meredith Corp.(b)                                                            150,917
     3,467     Morningstar, Inc.                                                            200,531
     7,739     National CineMedia, Inc.                                                     117,401
     3,965     New Frontier Media, Inc.(a)                                                    6,503
    17,310     The New York Times Co., Class A(a),(b)                                       135,018
     2,051     Nexstar Broadcasting Group, Inc., Class A(a)                                  13,824
     9,388     Nielsen Holdings NV(a)                                                       246,153
     1,898     Outdoor Channel Holdings, Inc.                                                13,874
     8,720     Pandora Media, Inc.(a),(b)                                                    94,786
     1,936     PDI, Inc.(a)                                                                  15,953
     4,016     QuinStreet, Inc.(a)                                                           37,188
     7,441     Radio One, Inc., Class D(a)                                                    6,980
       422     Saga Communications, Inc.(a)                                                  15,660
     1,460     Salem Communications Corp., Class A                                            7,986
     1,413     Schawk, Inc.                                                                  17,945
     3,238     Scholastic Corp.                                                              91,182
     6,554     Sinclair Broadcast Group, Inc., Class A                                       59,379
   504,666     Sirius XM Radio, Inc.(a)                                                     933,632
       654     Spanish Broadcasting System, Inc.(a)                                           2,655
     1,400     SPAR Group, Inc.(a)                                                            1,610
     3,079     SuperMedia, Inc.(a)                                                            7,698
     3,344     TechTarget, Inc.(a)                                                           16,854
     7,238     TheStreet.com, Inc.                                                           10,857
     5,746     Valassis Communications, Inc.(a),(b)                                         124,976
       420     Value Line, Inc.                                                               4,994
    11,203     ValueClick, Inc.(a)                                                          183,617
     6,184     WebMD Health Corp., Class A(a),(b)                                           126,834
    10,094     WebMediaBrands, Inc.(a)                                                        6,359
     4,337     XO Group, Inc.(a)                                                             38,469
                                                                                       ------------
                                                                                         12,870,008
                                                                                       ------------
MINING - 0.8%
    10,983     Allied Nevada Gold Corp.(a),(b)                                              311,698
     3,600     AMCOL International Corp.                                                    101,916
    28,054     Arch Coal, Inc.                                                              193,292
     8,285     Cloud Peak Energy, Inc.(a)                                                   140,099
    11,890     Coeur d'Alene Mines Corp.(a)                                                 208,788
     4,366     Compass Minerals International, Inc.                                         333,038
     9,225     General Moly, Inc.(a)                                                         28,967
     4,339     Golden Minerals Co.(a),(b)                                                    19,569
    37,050     Hecla Mining Co.                                                             175,987
     4,899     James River Coal Co.(a),(b)                                                   13,276
     8,197     Molycorp, Inc.(a)                                                            176,645
    12,295     Patriot Coal Corp.(a),(b)                                                     15,000
     7,833     Royal Gold, Inc.                                                             614,107
     7,850     Solitario Exploration & Royalty Corp.(a)                                      10,362
    15,479     Stillwater Mining Co.(a)                                                     132,191
     9,455     SunCoke Energy, Inc.(a)                                                      138,516
    15,011     Timberline Resources Corp.(a),(b)                                              4,203
    10,569     Vista Gold Corp.(a)                                                           30,756
     8,310     Walter Industries, Inc.                                                      366,970
     1,924     Westmoreland Coal Co.(a)                                                      15,488
                                                                                       ------------
                                                                                          3,030,868
                                                                                       ------------
MOBILE TELECOMMUNICATIONS - 0.5%
     1,327     Atlantic Tele-Network, Inc.                                                   44,760
    15,196     Globalstar, Inc.(a),(b)                                                        4,863
     6,811     Iridium Communications, Inc.(a)                                               61,026
     8,467     Leap Wireless International, Inc.(a)                                          54,443
    22,719     NII Holdings, Inc.(a)                                                        232,415
     1,992     NTELOS Holdings Corp.                                                         37,549
     6,188     ORBCOMM, Inc.(a)                                                              20,173
    16,234     SBA Communications Corp., Class A(a),(b)                                     926,150
     3,146     Shenandoah Telecom Co.                                                        42,817

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  51

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    12,503     Telephone & Data Systems, Inc.                                          $    266,189
     1,750     U.S. Cellular Corp.(a)                                                        67,585
     3,008     USA Mobility, Inc.                                                            38,683
                                                                                       ------------
                                                                                          1,796,653
                                                                                       ------------
NONLIFE INSURANCE - 3.6%
     2,406     21st Century Holding Co.(a)                                                    9,624
     2,255     Alleghany Corp.(a)                                                           766,136
     4,899     Allied World Assurance Co. Holdings AG                                       389,324
    11,295     American Financial Group, Inc.                                               443,103
     1,712     American National Insurance Co.                                              122,014
     1,595     American Safety Insurance Holdings Ltd.(a)                                    29,906
     3,218     AmTrust Financial Services, Inc.                                              95,607
    17,849     Arch Capital Group Ltd.(a)                                                   708,427
     4,044     Argo Group International Holdings Ltd.                                       118,368
    15,714     Arthur J. Gallagher & Co.                                                    551,090
     9,243     Aspen Insurance Holdings Ltd.                                                267,123
    21,974     Assured Guaranty Ltd.                                                        309,833
    16,979     Axis Capital Holdings Ltd.                                                   552,666
     1,436     Baldwin & Lyons, Inc., Class B                                                33,373
    15,404     Brown & Brown, Inc.                                                          420,067
     3,661     CNA Financial Corp.                                                          101,483
     1,498     Donegal Group, Inc., Class A                                                  19,893
     1,380     Eastern Insurance Holdings, Inc.                                              23,460
       901     EMC Insurance Group, Inc.                                                     18,200
     5,652     Endurance Specialty Holdings Ltd.                                            216,585
     1,329     Enstar Group Ltd.(a)                                                         131,491
     3,628     Erie Indemnity Co., Class A                                                  259,801
     5,740     Everest Re Group Ltd.                                                        594,033
     1,327     First Acceptance Corp.(a)                                                      1,778
    13,933     First American Financial Corp.                                               236,304
     7,562     Flagstone Reinsurance Holdings SA                                             60,572
     1,928     Global Indemnity Plc(a)                                                       39,042
     4,205     Greenlight Capital Re Ltd.(a),(b)                                            106,891
     5,880     The Hanover Insurance Group, Inc.                                            230,084
    13,415     HCC Insurance Holdings, Inc.                                                 421,231
     5,806     Hilltop Holdings, Inc.(a)                                                     59,860
     5,277     Horace Mann Educators Corp.                                                   92,242
     1,576     Infinity Property & Casualty Corp.                                            90,888
     5,699     Kemper Corp.                                                                 175,244
     2,288     Life Partners Holdings, Inc.                                                   4,873
     8,764     Maiden Holdings Ltd.                                                          76,071
     1,296     Markel Corp.(a),(b)                                                          572,443
    20,234     MBIA, Inc.(a)                                                                218,730
     6,795     Meadowbrook Insurance Group, Inc.                                             59,728
     3,553     Mercury General Corp.                                                        148,053
     7,709     Montpelier Re Holdings Ltd.                                                  164,125
     1,186     National Interstate Corp.                                                     31,536
     1,575     Navigators Group, Inc.(a)                                                     78,829
    32,232     Old Republic International Corp.                                             267,203
     2,826     OneBeacon Insurance Group Ltd.                                                36,794
     8,428     PartnerRe Ltd.                                                               637,747
     4,578     Platinum Underwriters Holdings Ltd.                                          174,422
     3,841     ProAssurance Corp.                                                           342,195
     9,713     Reinsurance Group of America, Inc.                                           516,829
     6,800     RenaissanceRe Holdings Ltd.                                                  516,868
     2,341     RLI Corp.                                                                    159,656

================================================================================

52  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,937     Safety Insurance Group, Inc.                                            $     78,720
     3,366     SeaBright Holdings, Inc.                                                      29,924
     7,089     Selective Insurance Group, Inc.                                              123,419
     1,862     State Auto Financial Corp.                                                    26,161
     4,775     Tower Group, Inc.                                                             99,654
     3,007     United Fire Group, Inc.                                                       64,139
     4,307     Universal Insurance Holdings, Inc.                                            14,687
    11,397     Validus Holdings Ltd.                                                        365,046
    14,905     W.R. Berkley Corp.                                                           580,103
       788     White Mountains Insurance Group, Inc.(b)                                     411,139
                                                                                       ------------
                                                                                         13,494,837
                                                                                       ------------
OIL & GAS PRODUCERS - 3.1%
    13,808     Abraxas Petroleum Corp.(a)                                                    44,048
       322     Adams Resources & Energy, Inc.                                                13,498
     2,109     Alon USA Energy, Inc.                                                         17,842
     1,288     Apco Oil and Gas International, Inc.                                          23,248
     2,782     Approach Resources, Inc.(a)                                                   71,052
     6,727     ATP Oil & Gas Corp.(a),(b)                                                    22,737
     1,930     Barnwell Industries, Inc.(a)                                                   5,732
     7,179     Berry Petroleum Co., Class A                                                 284,719
     5,827     Bill Barrett Corp.(a)                                                        124,814
    15,183     BPZ Resources, Inc.(a),(b)                                                    38,413
     5,673     Brenham Oil+Gas Corp.(a)                                                         340
     5,471     Callon Petroleum Co.(a)                                                       23,306
     4,756     Carrizo Oil & Gas, Inc.(a)                                                   111,814
    24,969     Cheniere Energy, Inc.(a)                                                     368,043
    11,358     Cimarex Energy Co.                                                           626,053
     1,269     Clayton Williams Energy, Inc.(a)                                              61,394
    25,020     Cobalt International Energy, Inc.(a)                                         587,970
     6,468     Comstock Resources, Inc.(a)                                                  106,205
    13,806     Concho Resources, Inc.(a)                                                  1,175,167
     1,785     Contango Oil & Gas Co.(a)                                                    105,672
     7,714     Continental Resources, Inc.(a)                                               513,907
     1,417     CREDO Petroleum Corp.(a)                                                      20,504
     2,324     CVR Energy, Inc.(a)                                                           61,772
     2,084     Delek US Holdings, Inc.                                                       36,658
     2,590     Double Eagle Pete & Mining Co.(a)                                             11,344
     5,168     Endeavour International Corp.(a)                                              43,411
     9,610     Energen Corp.                                                                433,699
     3,914     Energy Partners Ltd.(a)                                                       66,147
     3,828     Evolution Petroleum Corp.(a)                                                  31,926
    20,058     EXCO Resources, Inc.                                                         152,240
    15,749     Forest Oil Corp.(a)                                                          115,440
     7,352     FX Energy, Inc.(a)                                                            43,744
     5,700     Gasco Energy, Inc.(a)                                                            998
     8,271     Gastar Exploration Ltd.(a)                                                    15,963
     7,532     GeoMet, Inc.(a)                                                                2,408
     9,626     GeoPetro Resources Co.(a)                                                      1,155
     3,026     GeoResources, Inc.(a)                                                        110,782
     8,292     GMX Resources, Inc.(a)                                                         6,725
     3,805     Goodrich Petroleum Corp.(a)                                                   52,737
     6,149     Gulfport Energy Corp.(a)                                                     126,854
     4,165     Halcon Resources Corp.(a),(b)                                                 39,318
     5,394     Harvest Natural Resources, Inc.(a)                                            46,119
    25,817     HollyFrontier Corp.                                                          914,696
     2,579     Houston American Energy Corp.(a)                                               2,888
    19,302     Hyperdynamics Corp.(a)                                                        16,177
       212     Isramco, Inc.(a)                                                              23,320
    35,431     Kodiak Oil & Gas Corp.(a)                                                    290,889
     2,670     Laredo Petroleum Holdings, Inc.(a)                                            55,536
     8,484     Magellan Petroleum Corp.(a)                                                    9,332
    22,729     Magnum Hunter Resources Corp.(a)                                              95,007

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  53

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    14,533     McMoRan Exploration Co.(a),(b)                                          $    184,133
     4,588     Miller Energy Resources, Inc.(a)                                              22,940
     8,742     Northern Oil and Gas, Inc.(a)                                                139,347
     9,471     Oasis Petroleum, Inc.(a)                                                     229,009
     1,224     Panhandle Oil & Gas, Inc.                                                     36,891
     4,061     PDC Energy, Inc.(a)                                                           99,576
     6,206     Penn Virginia Corp.                                                           45,552
     8,268     Petroquest Energy, Inc.(a)                                                    41,340
    17,219     Plains Exploration & Production Co.(a)                                       605,764
     1,910     PostRock Energy Corp.(a)                                                       3,037
    16,252     Quicksilver Resources, Inc.(a),(b)                                            88,086
     7,182     Resolute Energy Corp.(a)                                                      68,732
     6,156     Rex Energy Corp.(a)                                                           69,009
     7,144     Rosetta Resources, Inc.(a)                                                   261,756
    51,197     SandRidge Energy, Inc.(a),(b)                                                342,508
     8,500     SM Energy Co.                                                                417,435
     6,603     Stone Energy Corp.(a)                                                        167,320
     5,722     Swift Energy Co.(a)                                                          106,486
    11,960     Syntroleum Corp.(a)                                                            8,073
     4,495     Targa Resources, Inc.                                                        191,937
     9,954     Tri-Valley Corp.(a)                                                              249
    20,164     Ultra Petroleum Corp.(a)                                                     465,184
     4,911     US Energy Corp. - Wyoming(a)                                                  11,590
     7,792     Vaalco Energy, Inc.(a)                                                        67,245
     4,577     Venoco, Inc.(a)                                                               45,816
     8,016     Voyager Oil & Gas, Inc.(a)                                                    14,108
     4,840     W&T Offshore, Inc.                                                            74,052
     9,939     Warren Resources, Inc.(a)                                                     23,854
     7,398     Western Refining, Inc.                                                       164,753
    15,587     Whiting Petroleum Corp.(a)                                                   640,937
     3,911     ZaZa Energy Corp.(a)                                                          17,678
     6,336     Zion Oil & Gas, Inc.(a),(b)                                                    9,948
                                                                                       ------------
                                                                                         11,818,108
                                                                                       ------------
OIL EQUIPMENT, SERVICES & DISTRIBUTION - 2.1%
     7,579     Atwood Oceanics, Inc.(a)                                                     286,789
     4,247     Basic Energy Services, Inc.(a)                                                43,829
     1,419     Bolt Technology Corp.                                                         21,299
     4,498     Bristow Group, Inc.                                                          182,934
     6,205     C&J Energy Services, Inc.(a)                                                 114,792
    12,779     Cal Dive International, Inc.(a)                                               37,059
     2,660     CARBO Ceramics, Inc.(b)                                                      204,102
     3,931     Chart Industries, Inc.(a)                                                    270,296
     6,597     Crosstex Energy, Inc.                                                         92,358
     1,228     Dawson Geophysical Co.(a)                                                     29,251
    10,113     Dresser-Rand Group, Inc.(a)                                                  450,433
     4,834     Dril-Quip, Inc.(a),(b)                                                       317,062
     8,546     Exterran Holdings, Inc.(a)                                                   108,962
     6,766     Flotek Industries, Inc.(a)                                                    63,194
     2,153     Forbes Energy Services Ltd.(a)                                                10,119
     3,468     Geokinetics, Inc.(a),(b)                                                         965
     3,029     Global Geophysical Services, Inc.(a)                                          18,537
     1,799     Gulf Island Fabrication, Inc.                                                 50,750
     3,555     Gulfmark Offshore, Inc., Class A(a)                                          121,012
    13,459     Helix Energy Solutions Group, Inc.(a)                                        220,862
    21,217     Hercules Offshore, Inc.(a)                                                    75,108
     4,398     Hornbeck Offshore Services, Inc.(a)                                          170,554
    15,924     ION Geophysical Corp.(a)                                                     104,939
    20,148     Key Energy Services, Inc.(a)                                                 153,125
     4,482     Lufkin Industries, Inc.                                                      243,462
     3,490     Matrix Service Co.(a)                                                         39,612
    30,671     McDermott International, Inc.(a)                                             341,675
     1,728     Mitcham Industries, Inc.(a)                                                   29,324

================================================================================

54  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,996     Natural Gas Services Group, Inc.(a)                                     $     29,581
    12,110     Newpark Resources, Inc.(a)                                                    71,449
    14,443     Oceaneering International, Inc.                                              691,242
    13,111     OGE Energy Corp.                                                             679,019
     6,873     Oil States International, Inc.(a)                                            454,993
       868     OYO Geospace Corp.(a)                                                         78,111
    16,260     Parker Drilling Co.(a)                                                        73,333
    20,445     Patterson-UTI Energy, Inc.                                                   297,679
     1,975     PHI, Inc.(a)                                                                  54,925
     8,275     Pioneer Drilling Co.(a)                                                       65,952
     9,839     RPC, Inc.(b)                                                                 116,986
     2,793     SEACOR Holdings, Inc.(a)                                                     249,638
     5,051     SemGroup Corp.(a)                                                            161,278
    21,019     Superior Energy Services, Inc.(a)                                            425,214
     4,332     Tesco Corp.(a)                                                                51,984
    10,217     Tetra Technologies, Inc.(a)                                                   72,847
     2,499     TGC Industries, Inc.(a)                                                       24,265
     6,918     Tidewater, Inc.                                                              320,718
     1,918     Union Drilling, Inc.(a)                                                        8,593
     6,468     Unit Corp.(a)                                                                238,605
     6,936     Willbros Group, Inc.(a)                                                       44,807
                                                                                       ------------
                                                                                          8,013,623
                                                                                       ------------
PERSONAL GOODS - 1.4%
     4,944     American Apparel, Inc.(a)                                                      4,240
     6,717     Carter's, Inc.(a)                                                            353,314
     3,457     Charles & Colvard Ltd.(a)                                                     13,033
     1,420     Cherokee, Inc.                                                                19,781
     1,910     Columbia Sportswear Co.                                                      102,414
    11,974     Crocs, Inc.(a),(b)                                                           193,380
     1,551     Culp, Inc.                                                                    15,898
     5,132     Deckers Outdoor Corp.(a)                                                     225,859
     1,207     Delta Apparel, Inc.(a)                                                        16,488
     3,624     Elizabeth Arden, Inc.(a)                                                     140,647
     3,365     Female Health Co.                                                             19,753
    12,714     Fifth & Pacific Cos., Inc.(a)                                                136,421
     2,178     G-III Apparel Group Ltd.(a)                                                   51,597
    12,928     Hanesbrands, Inc.(a)                                                         358,493
     4,690     Heelys, Inc.(a)                                                                8,958
     3,904     Helen of Troy Ltd.(a)                                                        132,307
     9,406     Iconix Brand Group, Inc.(a)                                                  164,323
     2,065     Inter Parfums, Inc.                                                           35,663
     9,399     Joe's Jeans, Inc.(a)                                                           9,869
    10,763     The Jones Group, Inc.                                                        102,894
     3,783     K-Swiss, Inc., Class A(a),(b)                                                 11,652
     1,658     Kenneth Cole Productions, Inc., Class A(a)                                    24,953
     1,243     Lacrosse Footwear, Inc.                                                       13,536
       913     Lakeland Industries, Inc.(a)                                                   6,455
     3,183     Maidenform Brands, Inc.(a)                                                    63,405
     5,611     Michael Kors Holdings Ltd.(a)                                                234,764
     2,427     Movado Group, Inc.                                                            60,724
     7,740     Nu Skin Enterprises, Inc., Class A                                           363,006
     1,117     Orchids Paper Products Co.                                                    19,749
     1,923     Oxford Industries, Inc.                                                       85,958
     1,942     Perry Ellis International, Inc.(a)                                            40,296
     1,994     Physicians Formula Holdings, Inc.(a)                                           6,959
     8,620     PVH Corp.                                                                    670,550
    17,748     Quiksilver, Inc.(a)                                                           41,353
     1,521     R.G. Barry Corp.                                                              20,670
     1,816     Revlon, Inc., Class A(a)                                                      25,842
     1,306     Rocky Brands, Inc.(a)                                                         17,226
     5,417     Skechers U.S.A., Inc., Class A(a),(b)                                        110,344
     5,417     Steven Madden Ltd.(a)                                                        171,990
       938     Superior Uniform Group, Inc.                                                  11,491
     1,401     Tandy Brands Accessories, Inc.(a)                                              2,031
     3,475     True Religion Apparel, Inc.                                                  100,705
     5,154     Under Armour, Inc., Class A(a)                                               486,950
     2,216     Unifi, Inc.(a)                                                                25,107
     3,179     Vera Bradley, Inc.(a)                                                         67,013
     5,486     The Warnaco Group, Inc.(a)                                                   233,594

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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,172     Weyco Group, Inc.                                                       $     27,167
     6,430     Wolverine World Wide, Inc.                                                   249,355
                                                                                       ------------
                                                                                          5,298,177
                                                                                       ------------
PHARMACEUTICALS & BIOTECHNOLOGY - 5.0%
     6,446     Aastrom Biosciences, Inc.(a),(b)                                              13,859
     7,718     Acadia Pharmaceuticals, Inc.(a)                                               13,584
     6,385     Achillion Pharmaceuticals, Inc.(a)                                            39,587
     5,340     Acorda Therapeutics, Inc.(a)                                                 125,810
     3,065     Acura Pharmaceuticals, Inc.(a),(b)                                             9,624
     2,102     Aegerion Pharmaceuticals, Inc.(a)                                             31,194
     4,896     Affymax, Inc.(a)                                                              63,060
     8,572     Affymetrix, Inc.(a)                                                           40,203
     3,301     Agenus, Inc.(a)                                                               17,297
     8,979     Akorn, Inc.(a)                                                               141,599
     3,064     Albany Molecular Research, Inc.(a)                                             7,813
     1,124     Alexza Pharmaceuticals, Inc.(a)                                                4,766
    13,019     Alkermes Plc(a)                                                              220,932
     9,140     Allos Therapeutics, Inc.(a)                                                   16,361
     6,241     Alnylam Pharmaceuticals, Inc.(a)                                              72,832
     2,967     AMAG Pharmaceuticals, Inc.(a)                                                 45,692
     3,656     Amicus Therapeutics, Inc.(a)                                                  20,108
     4,038     Ampio Pharmaceuticals, Inc.(a),(b)                                            20,513
    19,512     Amylin Pharmaceuticals, Inc.(a)                                              550,824
     3,459     Anacor Pharmaceuticals, Inc.(a)                                               22,449
     2,838     Anthera Pharmaceuticals, Inc.(a)                                               1,919
     3,055     Apricus Biosciences, Inc.(a),(b)                                              10,448
     4,416     ARCA Biopharma, Inc.(a)                                                        2,206
    26,373     Arena Pharmaceuticals, Inc.(a)                                               263,203
    22,271     Ariad Pharmaceuticals, Inc.(a)                                               383,284
     8,469     Arqule, Inc.(a)                                                               50,221
    12,297     Array Biopharma, Inc.(a)                                                      42,671
        59     AspenBio Pharma, Inc.(a)                                                         111
    13,565     Astex Pharmaceuticals(a)                                                      28,351
     6,479     Auxilium Pharmaceuticals, Inc.(a),(b)                                        174,220
    18,752     Avanir Pharmaceuticals, Inc.(a),(b)                                           73,508
     5,974     AVEO Pharmaceuticals, Inc.(a)                                                 72,644
    17,430     AVI BioPharma, Inc.(a)                                                        10,911
     6,352     BioCryst Pharmaceuticals, Inc.(a)                                             25,281
     1,918     Biodel, Inc.(a)                                                                4,948
     4,044     BioDelivery Sciences International, Inc.(a)                                   18,117
    15,275     BioMarin Pharmaceutical, Inc.(a)                                             604,584
     3,485     BioMimetic Therapeutics, Inc.(a)                                               9,166
     2,773     Biosante Pharmaceuticals, Inc.(a)                                              7,071
     4,191     BioTime, Inc.(a)                                                              19,279
     8,551     Cadence Pharmaceuticals, Inc.(a)                                              30,527
    23,000     CEL-SCI Corp.(a),(b)                                                           8,809
    26,133     Cell Therapeutics, Inc.(a),(b)                                                15,157
     8,336     Celldex Therapeutics, Inc.(a)                                                 43,264
     7,523     Cerus Corp.(a)                                                                24,976
     6,636     Charles River Laboratories International, Inc.(a)                            217,395
     9,668     Chelsea Therapeutics International, Inc.(a)                                   14,309
     6,487     Cleveland BioLabs, Inc.(a)                                                    10,185
    12,022     Columbia Laboratories, Inc.(a)                                                 8,175
     2,684     Complete Genomics, Inc.(a),(b)                                                 4,992

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56  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     9,581     Corcept Therapeutics, Inc.(a)                                           $     43,019
     2,486     Coronado Biosciences, Inc.(a)                                                 12,554
     8,471     Cubist Pharmaceuticals, Inc.(a)                                              321,136
     2,183     Cumberland Pharmaceuticals, Inc.(a)                                           14,102
    11,518     Curis, Inc.(a),(b)                                                            62,197
    12,278     Cytokinetics, Inc.(a)                                                          7,864
     8,052     Cytori Therapeutics, Inc.(a)                                                  21,740
     3,528     CytRx Corp.(a)                                                                16,158
    20,564     Dendreon Corp.(a),(b)                                                        152,174
     7,103     Depomed, Inc.(a),(b)                                                          40,416
     5,789     Discovery Laboratories, Inc.(a)                                               13,430
    15,462     Durect Corp.(a)                                                               14,066
     3,824     Dusa Pharmaceuticals, Inc.(a)                                                 19,961
    14,302     Dyax Corp.(a)                                                                 30,463
    19,753     Dynavax Technologies Corp.(a)                                                 85,333
     3,175     Emergent Biosolutions, Inc.(a)                                                48,101
    15,569     Endo Health Solutions, Inc.(a)                                               482,328
     4,668     Endocyte, Inc.(a)                                                             38,371
     2,441     Entremed, Inc.(a)                                                              4,491
     5,665     Enzo Biochem, Inc.(a)                                                          9,461
     5,601     Enzon Pharmaceuticals, Inc.(a)                                                38,479
     8,035     Exact Sciences Corp.(a)                                                       86,135
    19,670     Exelixis, Inc.(a)                                                            108,775
     1,224     Furiex Pharmaceuticals, Inc.(a)                                               25,643
     9,483     Galena Biopharma, Inc.(a)                                                     15,647
     6,415     Gen-Probe, Inc.(a)                                                           527,313
     2,797     Genomic Health, Inc.(a)                                                       93,420
     3,691     GenVec, Inc.(a)                                                                8,785
    17,936     Geron Corp.(a)                                                                30,850
     4,299     GTx, Inc.(a)                                                                  15,175
    12,484     Halozyme Therapeutics, Inc.(a)                                               110,608
     4,267     Harvard Bioscience, Inc.(a)                                                   16,087
     9,683     Hemispherx Biopharma, Inc.(a)                                                  2,692
     1,430     Hi-Tech Pharmacal Co., Inc.(a)                                                46,332
    30,844     Human Genome Sciences, Inc.(a)                                               404,982
    10,534     Idenix Pharmaceuticals, Inc.(a)                                              108,500
     6,210     Idera Pharmaceuticals, Inc.(a)                                                 6,645
    16,159     Illumina, Inc.(a)                                                            652,662
    10,323     ImmunoGen, Inc.(a)                                                           173,220
    10,447     Immunomedics, Inc.(a)                                                         37,296
     8,907     Impax Laboratories, Inc.(a)                                                  180,545
    13,233     Incyte Corp.(a)                                                              300,389
     2,883     Infinity Pharmaceuticals, Inc.(a)                                             39,093
    16,169     Inovio Pharmaceuticals, Inc.(a)                                                7,438
     3,350     Insmed, Inc.(a)                                                               10,921
     8,793     InterMune, Inc.(a)                                                           105,076
    10,125     Ironwood Pharmaceuticals, Inc.(a)                                            139,522
    12,806     Isis Pharmaceuticals, Inc.(a)                                                153,672
     4,550     Jazz Pharmaceuticals Plc(a)                                                  204,795
    10,011     K-V Pharmaceutical Co., Class A(a),(b)                                         5,406
     9,412     Keryx Biopharmaceuticals, Inc.(a)                                             16,942
    33,459     Lexicon Genetics, Inc.(a)                                                     75,283
     2,736     Ligand Pharmaceuticals, Inc.(a)                                               46,348
     5,671     Luminex Corp.(a)                                                             138,883
    12,951     MannKind Corp.(a)                                                             29,658
     3,539     MAP Pharmaceuticals, Inc.(a)                                                  53,014
     4,470     Maxygen, Inc.(a)                                                              26,641
     7,361     The Medicines Co.(a)                                                         168,861
     7,867     Medicis Pharmaceutical Corp., Class A                                        268,658
     4,862     Medivation, Inc.(a)                                                          444,387
     6,066     Momenta Pharmaceuticals, Inc.(a),(b)                                          82,012

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                                                   SCHEDULE OF INVESTMENTS |  57

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     4,574     Myrexis, Inc.(a)                                                        $     11,938
    11,344     Myriad Genetics, Inc.(a)                                                     269,647
     6,627     Nabi Biopharmaceuticals(a)                                                    10,471
    15,605     Nektar Therapeutics(a)                                                       125,932
     7,812     Neuralstem, Inc.(a)                                                            7,187
     9,037     Neurocrine Biosciences, Inc.(a)                                               71,483
    16,164     Novavax, Inc.(a)                                                              25,216
    12,128     NPS Pharmaceuticals, Inc.(a)                                                 104,422
     2,731     Obagi Medical Products, Inc.(a)                                               41,702
     2,045     OncoGenex Pharmaceutical, Inc.(a)                                             27,485
     8,110     Oncothyreon, Inc.(a)                                                          37,955
     8,464     Onyx Pharmaceuticals, Inc.(a)                                                562,433
    22,173     Opko Health, Inc.(a),(b)                                                     101,996
     5,949     Optimer Pharmaceuticals, Inc.(a),(b)                                          92,328
     5,073     Orexigen Therapeutics, Inc.(a)                                                28,104
     2,998     Osiris Therapeutics, Inc.(a),(b)                                              32,888
     2,431     Oxigene, Inc.(a),(b)                                                           1,339
     6,221     Pacific Biosciences of California, Inc.(a)                                    13,500
     5,722     Pain Therapeutics, Inc.(a)                                                    26,836
     9,887     Palatin Technologies, Inc.(a)                                                  4,943
     4,829     Par Pharmaceutical Cos., Inc.(a)                                             174,520
    19,313     PDL BioPharma, Inc.                                                          128,045
    15,877     Peregrine Pharmaceuticals, Inc.(a)                                             8,578
     1,483     Pernix Therapeutics Holdings, Inc.(a)                                         10,811
     7,103     Pharmacyclics, Inc.(a)                                                       387,895
     3,752     Pozen, Inc.(a)                                                                23,412
     6,830     Prestige Brands Holdings, Inc.(a),(b)                                        107,982
     4,347     Progenics Pharmaceuticals, Inc.(a)                                            42,514
     7,811     Questcor Pharmaceuticals, Inc.(a)                                            415,858
     6,967     Raptor Pharmaceutical Corp.(a),(b)                                            38,946
     9,677     Regeneron Pharmaceuticals, Inc.(a)                                         1,105,307
     4,759     Repligen Corp.(a)                                                             20,464
     2,399     Repros Therapeutics, Inc.(a)                                                  21,783
    17,083     Rexahn Pharmaceuticals, Inc.(a),(b)                                            5,467
     9,830     Rigel Pharmaceuticals, Inc.(a)                                                91,419
     1,975     Sagent Pharmaceuticals, Inc.(a)                                               35,708
     7,121     Salix Pharmaceuticals Ltd.(a)                                                387,667
     7,317     Sangamo Biosciences, Inc.(a)                                                  40,390
     8,130     Santarus, Inc.(a)                                                             57,642
     9,940     Savient Pharmaceuticals, Inc.(a),(b)                                           5,369
     6,557     Sciclone Pharmaceuticals, Inc.(a)                                             45,965
    13,597     Seattle Genetics, Inc.(a)                                                    345,228
    15,507     Sequenom, Inc.(a)                                                             62,958
     6,019     SIGA Technologies, Inc.(a)                                                    17,275
     8,130     Somaxon Pharmaceuticals, Inc.(a)                                               2,317
     7,784     Spectrum Pharmaceuticals, Inc.(a),(b)                                        121,119
     2,837     StemCells, Inc.(a)                                                             2,270
     4,728     Strategic Diagnostics, Inc.(a)                                                 5,674
     2,130     Sucampo Pharmaceuticals, Inc., Class A(a)                                     14,974
     1,432     Synageva BioPharma Corp.(a)                                                   58,082
     5,546     Synta Pharmaceuticals Corp.(a)                                                30,337
     3,854     Targacept, Inc.(a)                                                            16,572
     4,934     Techne Corp.                                                                 366,103
       402     Telik, Inc.(a)                                                                   868
     9,523     Theravance, Inc.(a)                                                          211,601

================================================================================

58  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     7,106     Threshold Pharmaceuticals, Inc.(a)                                      $     52,584
     1,749     Transcept Pharmaceuticals, Inc.(a)                                            10,844
     3,113     Trubion Pharmaceuticals, Inc.                                                      -
     6,363     United Therapeutics Corp.(a)                                                 314,205
     4,711     Vanda Pharmaceuticals, Inc.(a)                                                20,728
     1,816     Ventrus Biosciences, Inc.(a)                                                   7,754
    28,048     Vertex Pharmaceuticals, Inc.(a)                                            1,568,444
    12,682     Vical, Inc.(a)                                                                45,655
     9,434     ViroPharma, Inc.(a)                                                          223,586
    13,143     Vivus, Inc.(a)                                                               375,101
     5,033     Xenoport, Inc.(a)                                                             30,399
     5,227     XOMA Corp.(a)                                                                 15,681
    11,758     Zalicus, Inc.(a),(b)                                                          14,110
     9,691     ZIOPHARM Oncology, Inc.(a)                                                    57,661
                                                                                       ------------
                                                                                         18,847,871
                                                                                       ------------
PROFESSIONAL SERVICES - 0.3%
     4,375     Corporate Executive Board Co.                                                178,850
     3,380     CoStar Group, Inc.(a)                                                        274,456
     4,534     Hudson Global, Inc.(a)                                                        18,907
     4,795     Kforce, Inc.(a)                                                               64,541
     6,293     Korn/Ferry International(a)                                                   90,305
    10,507     Manpower, Inc.                                                               385,081
     4,997     On Assignment, Inc.(a)                                                        79,752
    21,095     Pendrell Corp.(a)                                                             23,626
                                                                                       ------------
                                                                                          1,115,518
                                                                                       ------------
REAL ESTATE INVESTMENT & SERVICES - 0.6%
       900     American Realty Investors, Inc.(a)                                             1,782
     1,321     AV Homes, Inc.(a)                                                             19,260
    33,897     Brookfield Properties Corp.                                                  590,486
       927     Consolidated-Tomoka Land Co.                                                  26,679
    17,645     Forest City Enterprises, Inc., Class A(a)                                    257,617
     4,822     Forestar Group, Inc.(a)                                                       61,770
     4,989     HFF, Inc., Class A(a)                                                         69,546
     3,324     The Howard Hughes Corp.(a)                                                   204,891
     5,759     Jones Lang LaSalle, Inc.                                                     405,261
     4,678     Kennedy-Wilson Holdings, Inc.                                                 65,539
     4,115     Market Leader, Inc.(a)                                                        20,904
     4,661     Maui Land & Pineapple Co., Inc.(a)                                            17,479
     5,664     Move, Inc.(a)                                                                 51,599
     1,655     Reis, Inc.(a)                                                                 15,896
    12,055     The St. Joe Co.(a)                                                           190,589
       894     Stratus Properties, Inc.(a)                                                    8,046
     2,035     Tejon Ranch Co.(a)                                                            58,242
     5,222     Thomas Properties Group, Inc.                                                 28,408
       393     Transcontinental Realty Investors, Inc.(a)                                     1,081
     3,206     ZipRealty, Inc.(a)                                                             4,681
                                                                                       ------------
                                                                                          2,099,756
                                                                                       ------------
REAL ESTATE INVESTMENT TRUSTS (REITs) - 9.5%
     6,023     Acadia Realty Trust                                                          139,613
     1,840     Agree Realty Corp.                                                            40,719
       369     Alexander's, Inc.                                                            159,080
     8,199     Alexandria Real Estate Equities, Inc.(b)                                     596,231
     4,844     American Assets Trust, Inc.                                                  117,467
     9,850     American Campus Communities, Inc.                                            443,053
    39,978     American Capital Agency Corp.                                              1,343,661
     4,362     American Capital Mortgage Investment Corp.                                   104,165
    21,012     American Realty Capital Trust, Inc.                                          229,451
   128,115     Annaly Capital Management, Inc.(b)                                         2,149,770
    17,238     Anworth Mortgage Asset Corp.                                                 121,528

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                                                   SCHEDULE OF INVESTMENTS |  59

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     3,465     Apollo Commercial Real Estate Finance, Inc.                             $     55,683
     3,358     Apollo Residential Mortgage, Inc.                                             64,742
     3,199     Arbor Realty Trust, Inc.                                                      17,115
     1,250     Arlington Asset Investment Corp.                                              27,138
    24,515     ARMOUR Residential REIT, Inc.                                                174,302
     9,154     Ashford Hospitality Trust, Inc.                                               77,168
     5,934     Associated Estates Realty Corp.                                               88,713
    20,048     BioMed Realty Trust, Inc.                                                    374,497
    18,792     Brandywine Realty Trust                                                      231,893
    10,263     BRE Properties(b)                                                            513,355
     2,288     BRT Realty Trust(a)                                                           14,872
    10,646     Camden Property Trust(b)                                                     720,415
     4,193     Campus Crest Communities, Inc.                                                43,565
     3,285     Capital Trust, Inc.(a)                                                         9,461
    10,108     CapLease, Inc.                                                                41,948
    12,312     Capstead Mortgage Corp.                                                      171,260
    19,650     CBL & Associates Properties, Inc.                                            383,961
     7,222     Cedar Realty Trust, Inc.                                                      36,471
     2,382     Chatham Lodging Trust                                                         34,015
     4,628     Chesapeake Lodging Trust                                                      79,694
   137,042     Chimera Investment Corp.(b)                                                  323,419
    11,510     Colonial Properties Trust                                                    254,831
     4,904     Colony Financial, Inc.                                                        84,839
    10,792     CommonWealth REIT                                                            206,343
     2,930     Coresite Realty Corp.                                                         75,653
     9,392     Corporate Office Properties Trust                                            220,806
    11,120     Cousins Properties, Inc.                                                      86,180
     9,035     CreXus Investment Corp.                                                       91,886
    15,184     CubeSmart                                                                    177,197
    15,858     CYS Investments, Inc.                                                        218,365
    32,308     DCT Industrial Trust, Inc.                                                   203,540
    30,880     DDR Corp.                                                                    452,083
    21,995     DiamondRock Hospitality Co.                                                  224,349
    14,670     Digital Realty Trust, Inc.                                                 1,101,277
    18,666     Douglas Emmett, Inc.                                                         431,185
    35,515     Duke Realty Corp.                                                            519,940
     8,513     Dupont Fabros Technology, Inc.                                               243,131
     3,821     Eastgroup Properties, Inc.                                                   203,659
    12,469     Education Realty Trust, Inc.                                                 138,157
     6,150     Entertainment Properties Trust(b)                                            252,826
     5,539     Equity Lifestyle Properties, Inc.                                            382,025
     7,889     Equity One, Inc.                                                             167,247
     4,698     Essex Property Trust, Inc.(b)                                                723,116
     5,278     Excel Trust, Inc.                                                             63,125
    13,762     Extra Space Storage, Inc.                                                    421,117
     8,460     Federal Realty Investment Trust                                              880,601
    16,678     FelCor Lodging Trust, Inc.(a)                                                 78,387
    10,940     First Industrial Realty Trust, Inc.(a)                                       138,063
     6,796     First Potomac Realty Trust                                                    79,989
     9,544     Franklin Street Properties Corp.                                             100,976
    50,982     General Growth Properties, Inc.                                              922,264
     3,849     Getty Realty Corp.                                                            73,708
     2,145     Gladstone Commercial Corp.                                                    35,736
    18,878     Glimcher Realty Trust(b)                                                     192,933
     5,023     Government Properties Income Trust                                           113,620
     7,168     Gramercy Capital Corp.(a)                                                     17,920
    12,948     Hatteras Financial Corp.                                                     370,313
    10,330     Healthcare Realty Trust, Inc.                                                246,267
     7,646     Healthcare Trust of America, Inc.                                             75,848

================================================================================

60  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    23,374     Hersha Hospitality Trust(b)                                             $    123,415
     9,596     Highwoods Properties, Inc.                                                   322,905
     6,358     Home Properties, Inc.                                                        390,127
    16,360     Hospitality Properties Trust                                                 405,237
     3,532     Hudson Pacific Properties, Inc.                                               61,492
    10,594     Inland Real Estate Corp.                                                      88,778
    15,132     InvesCo. Mortgage Capital, Inc.                                              277,521
    11,889     Investors Real Estate Trust                                                   93,923
    10,752     iStar Financial, Inc.(a)                                                      69,350
     8,993     Kilroy Realty Corp.                                                          435,351
     8,281     Kite Realty Group Trust                                                       41,322
    11,174     LaSalle Hotel Properties                                                     325,610
    18,021     Lexington Corporate Properties Trust                                         152,638
    15,464     Liberty Property Trust                                                       569,694
     4,085     LTC Properties, Inc.                                                         148,204
    17,496     The Macerich Co.(b)                                                        1,033,139
    11,490     Mack-Cali Realty Corp.                                                       334,014
    17,602     Medical Properties Trust, Inc.                                               169,331
    46,069     MFA Financial, Inc.                                                          363,484
     5,405     Mid-America Apartment Communities, Inc.                                      368,837
     3,361     Mission West Properties, Inc.                                                 28,972
     5,985     Monmouth Real Estate Investment Corp., Class A                                70,144
     7,868     MPG Office Trust, Inc.(a)                                                     15,815
     3,080     National Health Investors, Inc.                                              156,834
    12,478     National Retail Properties, Inc.                                             353,003
     3,337     New York Mortgage Trust, Inc.                                                 23,559
    18,376     NorthStar Realty Finance Corp.                                                95,923
    14,035     Omega Healthcare Investors, Inc.                                             315,787
     1,896     One Liberty Properties, Inc.                                                  35,702
     3,064     Parkway Properties, Inc.                                                      35,052
     7,003     Pebblebrook Hotel Trust                                                      163,240
     7,390     Pennsylvania Real Estate Investment Trust                                    110,702
     3,982     PennyMac Mortgage Investment Trust(d)                                         78,565
    22,832     Piedmont Office Realty Trust, Inc.                                           392,939
     2,432     PMC Commercial Trust                                                          18,726
     7,064     Post Properties, Inc.                                                        345,783
     5,293     Potlatch Corp.                                                               169,058
     2,537     PS Business Parks, Inc.                                                      171,806
     6,719     RAIT Financial Trust                                                          31,042
     6,028     Ramco-Gershenson Properties Trust                                             75,772
    16,092     Rayonier, Inc.                                                               722,531
    17,746     Realty Income Corp.(b)                                                       741,250
     9,579     Redwood Trust, Inc.                                                          119,546
    12,060     Regency Centers Corp.                                                        573,694
    12,327     Resource Capital Corp.                                                        65,703
     7,003     Retail Opportunity Investments Corp.                                          84,456
     8,392     RLJ Lodging Trust                                                            152,147
     3,364     Rouse Properties, Inc.(a)                                                     45,582
     5,093     Sabra Healthcare REIT, Inc.                                                   87,141
     1,304     Saul Centers, Inc.                                                            55,902
    21,667     Senior Housing Properties Trust                                              483,607
    11,862     SL Green Realty Corp.                                                        951,807
     3,843     Sovran Self Storage, Inc.                                                    192,496
    15,700     Starwood Property Trust, Inc.                                                334,567
    22,102     Strategic Hotel Capital, Inc.(a)                                             142,779
     3,546     Sun Communities, Inc.                                                        156,875
    16,052     Sunstone Hotel Investors, Inc.(a)                                            176,411
    10,690     Supertel Hospitality, Inc.(a)                                                 10,049
    12,241     Tanger Factory Outlet Centers, Inc.                                          392,324
     7,798     Taubman Centers, Inc.                                                        601,694

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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     2,470     Terreno Realty Corp.                                                    $     37,322
    29,110     Two Harbors Investment Corp.                                                 301,580
    30,384     UDR, Inc.                                                                    785,123
     2,696     UMH Properties, Inc.                                                          28,928
     1,725     Universal Health Realty Income Trust                                          71,639
       826     Urstadt Biddle Properties, Inc.                                               15,512
     3,001     Urstadt Biddle Properties, Inc., Class A                                      59,330
     4,036     Walter Investment Management Corp.                                            94,604
     8,547     Washington Real Estate Investment Trust                                      243,162
    16,102     Weingarten Realty Investors                                                  424,127
     3,699     Winthrop Realty Trust                                                         44,980
                                                                                       ------------
                                                                                         35,857,591
                                                                                       ------------
SOFTWARE & COMPUTER SERVICES - 6.1%
     7,883     Accelrys, Inc.(a)                                                             63,773
     5,323     ACI Worldwide, Inc.(a)                                                       235,330
     2,740     Acorn Energy, Inc.                                                            22,797
     4,770     The Active Network, Inc.(a)                                                   73,410
     6,914     Actuate Corp.(a)                                                              47,914
     4,331     Advent Software, Inc.(a)                                                     117,413
    24,869     Allscripts Healthcare Solutions, Inc.(a)                                     271,818
     3,519     American Software, Inc., Class A                                              27,976
       952     Analysts International Corp.(a)                                                4,017
    12,382     Ansys, Inc.(a),(b)                                                           781,428
    12,643     AOL, Inc.(a)                                                                 355,015
    13,390     Ariba, Inc.(a)                                                               599,336
    12,685     Aspen Technology, Inc.(a),(b)                                                293,658
     4,798     athenahealth, Inc.(a)                                                        379,858
    12,644     Authentidate Holding Corp.(a)                                                  8,219
     6,007     Blackbaud, Inc.                                                              154,200
     5,850     Blucora, Inc.(a)                                                              72,072
     5,085     Bottomline Technologies, Inc.(a)                                              91,784
     3,151     BroadSoft, Inc.(a)                                                            91,253
     2,162     BSQUARE Corp.(a)                                                               6,313
     3,493     CACI International, Inc., Class A(a)                                         192,185
    36,743     Cadence Design Systems, Inc.(a)                                              403,806
     4,868     Calix, Inc.(a)                                                                40,015
     5,318     Callidus Software, Inc.(a)                                                    26,484
     8,678     Ciber, Inc.(a)                                                                37,402
    48,094     Clearwire Corp., Class A(a),(b)                                               53,865
     6,556     Cogent Communications Group, Inc.(a)                                         126,203
     5,504     CommVault Systems, Inc.(a)                                                   272,833
     1,518     Computer Programs & Systems, Inc.                                             86,860
     2,308     Computer Task Group, Inc.(a)                                                  34,597
    29,120     Compuware Corp.(a)                                                           270,525
    29,330     Comverse Technology, Inc.(a)                                                 170,701
     6,244     Concur Technologies, Inc.(a)                                                 425,216
     4,151     Cornerstone OnDemand, Inc.(a)                                                 98,835
     2,713     Crexendo, Inc.                                                                10,065
     4,622     CSG Systems International, Inc.(a)                                            79,868
     2,530     Datalink Corp.(a)                                                             24,162
     5,733     DealerTrack Holdings, Inc.(a)                                                172,621
     2,804     Deltek, Inc.(a)                                                               32,498
     1,169     Digimarc Corp.                                                                29,997
     5,295     Digital River, Inc.(a)                                                        88,003
     4,682     DST Systems, Inc.                                                            254,279
     1,533     Dynamics Research Corp.(a)                                                     8,907
    15,745     EarthLink, Inc.                                                              117,143
     4,599     EasyLink Services International Corp. Class A(a)                              33,297
     4,665     Ebix, Inc.                                                                    93,067
     3,342     Envestnet, Inc.(a)                                                            40,104

================================================================================

62  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     4,426     EPIQ Systems, Inc.                                                      $     54,218
     6,233     Equinix, Inc.(a)                                                           1,094,826
     1,901     Evolving Systems, Inc.                                                        10,456
    57,031     Facebook, Inc.(a)                                                          1,774,805
     4,612     Fair Isaac Corp.                                                             194,995
     5,289     FalconStor Software, Inc.(a)                                                  13,804
     1,964     Forrester Research, Inc.                                                      66,501
    16,675     Fortinet, Inc.(a)                                                            387,193
    11,592     Gartner, Inc.(a),(b)                                                         499,036
     4,471     GSE Systems, Inc.(a)                                                          10,283
     2,107     Guidance Software, Inc.(a)                                                    20,038
     3,321     The Hackett Group, Inc.(a)                                                    18,498
     9,754     IAC/InterActiveCorp.                                                         444,782
     5,703     ICG Group, Inc.(a)                                                            52,753
     4,434     iGate Corp.(a)                                                                75,467
     4,213     Immersion Corp.(a)                                                            23,719
    14,425     Informatica Corp.(a)                                                         611,043
     3,774     Innodata Corp.(a)                                                             25,814
     2,097     Interactive Intelligence Group, Inc.(a)                                       59,156
     7,295     Internap Network Services Corp.(a)                                            47,490
     1,714     Internet Patents Corp.                                                         6,599
     5,479     IntraLinks Holdings, Inc.(a)                                                  23,998
     5,901     Inuvo, Inc.(a)                                                                 4,013
     8,351     Ipass, Inc.(a)                                                                19,875
     6,510     j2 Global, Inc.                                                              171,994
     5,714     JDA Software Group, Inc.(a)                                                  169,649
     3,219     Kenexa Corp.(a)                                                               93,448
     2,182     Keynote Systems, Inc.                                                         32,403
     2,532     The KEYW Holding Corp.(a)                                                     25,421
     6,807     KIT Digital, Inc.(a),(b)                                                      29,202
     9,647     Limelight Networks, Inc.(a)                                                   28,266
     7,064     LivePerson, Inc.(a)                                                          134,640
     3,076     LogMeIn, Inc.(a)                                                              93,880
     9,057     LookSmart Ltd.(a)                                                              7,046
     2,820     Manhattan Associates, Inc.(a)                                                128,902
       688     Mastech Holdings, Inc.(a)                                                      3,990
     7,415     MedAssets, Inc.(a)                                                            99,732
     3,547     Medidata Solutions, Inc.(a),(b)                                              115,880
    12,713     Mentor Graphics Corp.(a)                                                     190,695
     8,230     Merge Healthcare, Inc.(a)                                                     23,538
     1,589     Meru Networks, Inc.(a)                                                         2,781
     1,139     MicroStrategy, Inc., Class A(a)                                              147,911
     4,100     Mitek Systems, Inc.(a),(b)                                                    15,949
     4,939     Monotype Imaging Holdings, Inc.(a)                                            82,827
     6,006     Motricity, Inc.(a),(b)                                                         3,724
     4,732     Multiband Corp.(a)                                                            11,262
     1,117     NCI, Inc., Class A(a)                                                          4,524
     4,786     NetScout Systems, Inc.(a)                                                    103,330
     5,102     NetSuite, Inc.(a)                                                            279,437
     9,371     NIC, Inc.                                                                    119,012
    31,075     Nuance Communications, Inc.(a)                                               740,206
     2,019     Opnet Technologies, Inc.                                                      53,685
    15,683     Parametric Technology Corp.(a)                                               328,716
     3,124     PC-Tel, Inc.                                                                  20,212
     3,461     PDF Solutions, Inc.(a)                                                        34,160
     2,201     Pegasystems, Inc.                                                             72,589
     4,877     Perficient, Inc.(a)                                                           54,769
     6,831     Premiere Global Services, Inc.(a)                                             57,312
     8,340     Progress Software Corp.(a)                                                   174,056
     2,825     PROS Holdings, Inc.(a)                                                        47,517
       420     QAD, Inc., Class A(a)                                                          5,972
     1,021     QAD, Inc., Class B(a)                                                         13,896
    10,433     QLIK Technologies, Inc.(a)                                                   230,778
     5,036     Quality Systems, Inc.                                                        138,540
     7,728     Quest Software, Inc.(a)                                                      215,225
    15,145     Rackspace Hosting, Inc.(a)                                                   665,471
     5,235     RealPage, Inc.(a)                                                            121,243
     1,771     RigNet, Inc.(a)                                                               30,798
     1,778     Rosetta Stone, Inc.(a)                                                        24,608
    14,648     Rovi Corp.(a)                                                                287,394
     4,328     Saba Software, Inc.(a)                                                        40,164

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                                                   SCHEDULE OF INVESTMENTS |  63

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    14,619     Sapient Corp.                                                           $    147,213
     5,893     Scientific Learning Corp.(a)                                                   9,606
     2,655     SciQuest, Inc.(a)                                                             47,684
       570     Selectica, Inc.(a)                                                             2,234
     4,441     Smith Micro Software, Inc.(a)                                                  8,171
       114     Softbrands, Inc.                                                                   -
     7,681     SolarWinds, Inc.(a)                                                          334,584
     9,333     Solera Holdings, Inc.                                                        390,026
     4,023     Sourcefire, Inc.(a)                                                          206,782
     1,928     SRS Labs, Inc.(a)                                                             17,352
     4,611     SS&C Technologies Holdings, Inc.(a)                                          115,275
     7,128     Support.com, Inc.(a)                                                          22,738
     4,091     Synchronoss Technologies, Inc.(a)                                             75,561
    19,408     Synopsys, Inc.(a)                                                            571,177
     2,061     Syntel, Inc.                                                                 125,103
     2,965     Tangoe, Inc.(a)                                                               63,184
     7,111     TeleCommunication Systems, Inc., Class A(a)                                    8,747
     3,039     TeleNav, Inc.(a)                                                              18,629
    22,214     TIBCO Software, Inc.(a)                                                      664,643
     4,052     Tyler Technologies, Inc.(a)                                                  163,498
     3,601     Ultimate Software Group, Inc.(a)                                             320,921
     5,232     Unisys Corp.(a)                                                              102,286
    13,600     United Online, Inc.                                                           57,392
    10,970     Unwired Planet, Inc.(a)                                                       25,231
     3,749     VASCO Data Security International, Inc.(a)                                    30,667
     3,125     Verint Systems, Inc.(a)                                                       92,219
     5,626     VirnetX Holding Corp.(a),(b)                                                 198,316
     2,832     Virtusa Corp.(a)                                                              37,807
     8,665     VMware, Inc., Class A(a)                                                     788,862
     2,833     Vocus, Inc.(a)                                                                52,694
    12,360     Wave Systems Corp., Class A(a),(b)                                             8,528
     4,645     Web.com Group, Inc.(a)                                                        85,096
     5,106     Websense, Inc.(a)                                                             95,635
     8,408     Zix Corp.(a)                                                                  21,861
    14,732     Zynga, Inc. Class A(a)                                                        80,142
                                                                                       ------------
                                                                                         22,927,102
                                                                                       ------------
SPECIALTY RETAIL - 0.5%
     9,731     Advance Auto Parts, Inc.                                                     663,849
     3,234     The Children's Place Retail Stores, Inc.(a)                                  161,150
     9,663     Express, Inc.(a)                                                             175,577
    20,149     Foot Locker, Inc.                                                            616,156
     3,208     Lumber Liquidators Holdings, Inc.(a)                                         108,398
                                                                                       ------------
                                                                                          1,725,130
                                                                                       ------------
SUPPORT SERVICES - 3.9%
     2,542     A.M. Castle & Co.(a)                                                          26,996
     5,722     ABM Industries, Inc.                                                         111,922
     5,792     Acacia Research Corp.(a)                                                     215,694
     1,470     ADA-ES, Inc.(a)                                                               37,294
     4,386     The Advisory Board Co.(a)                                                    217,502
       860     Alliance Financial Corp.                                                      29,532
     5,284     American Reprographics Co.(a)                                                 26,579
     5,654     AMN Healthcare Services, Inc.(a)                                              33,528
       500     AMREP Corp.(a)                                                                 3,025
     4,985     Applied Industrial Technologies, Inc.                                        183,697
     6,211     Barnes Group, Inc.                                                           150,865
     1,011     Barrett Business Services, Inc.                                               21,373
     2,358     Black Box Corp.                                                               67,675
     3,245     Booz Allen Hamilton Holding Corp.                                             49,584
     6,061     The Brink's Co.                                                              140,494
    16,400     Broadridge Financial Solutions LLC                                           348,828
     6,001     Cardtronics, Inc.(a)                                                         181,290
     3,880     Casella Waste Systems, Inc.(a)                                                22,698
     1,310     Cass Information Systems, Inc.                                                52,728
     6,270     CBIZ, Inc.(a)                                                                 37,244
     1,825     CDI Corp.                                                                     29,930
     8,094     Cenveo, Inc.(a)                                                               15,621
     3,410     Champion Industries, Inc.(a)                                                   1,786
     6,158     Clean Harbors, Inc.(a)                                                       347,434
     4,132     Coinstar, Inc.(a)                                                            283,703

================================================================================

64  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     5,075     Comfort Systems USA, Inc.                                               $     50,852
     1,263     Consolidated Graphics, Inc.(a)                                                36,690
    13,484     Convergys Corp.(a)                                                           199,159
    14,156     CoreLogic, Inc.(a)                                                           259,196
    13,258     Corrections Corp. of America                                                 390,448
     1,550     CRA International, Inc.(a)                                                    22,770
     4,183     Crawford & Co., Class B                                                       17,108
     4,298     Cross Country Healthcare, Inc.(a)                                             18,782
     6,877     Deluxe Corp.                                                                 171,512
     6,662     Dice Holdings, Inc.(a)                                                        62,556
     4,797     DigitalGlobe, Inc.(a)                                                         72,723
     3,047     Document Security Systems, Inc.(a),(b)                                        12,218
     3,985     The Dolan Co.(a)                                                              26,819
     1,346     DXP Enterprises, Inc.(a)                                                      55,846
    11,073     EnergySolutions, Inc.(a)                                                      18,713
     3,131     ENGlobal Corp.(a)                                                              4,697
     3,495     Ennis, Inc.                                                                   53,753
     6,576     Euronet Worldwide, Inc.(a)                                                   112,581
     4,740     ExamWorks Group, Inc.(a)                                                      62,710
     3,286     ExlService Holdings, Inc.(a)                                                  80,967
     1,863     Exponent, Inc.(a)                                                             98,422
     6,071     FleetCor Technologies, Inc.(a)                                               212,728
     2,244     Franklin Covey Co.(a)                                                         22,979
       300     Frontline Capital Group                                                            -
     5,508     FTI Consulting, Inc.(a)                                                      158,355
     2,618     Fuel Tech, Inc.(a)                                                            12,776
     5,131     Furmamite Corp.(a)                                                            24,937
     2,495     G&K Services, Inc., Class A                                                   77,819
    13,950     Genpact Ltd.(a)                                                              231,989
     8,194     The Geo Group, Inc.(a)                                                       186,168
     2,316     GeoEye, Inc.(a)                                                               35,852
     5,824     Global Cash Access, Inc.(a)                                                   41,991
    10,445     Global Payments, Inc.                                                        451,537
     2,040     Global Power Equipment Group, Inc.                                            44,554
     2,242     GP Strategies Corp.(a)                                                        41,410
     7,323     Harris Interactive, Inc.(a)                                                    8,275
     4,944     Heartland Payment Systems, Inc.                                              148,716
     2,405     Heidrick & Struggles International, Inc.                                      42,088
     1,400     Heritage-Crystal Clean, Inc.(a)                                               22,890
     4,629     Higher One Holdings, Inc.(a),(b)                                              56,566
     3,096     Huron Consulting Group, Inc.(a)                                               97,988
     2,716     ICF International, Inc.(a)                                                    64,749
     4,226     Innerworkings, Inc.(a)                                                        57,178
     2,976     Insperity, Inc.                                                               80,501
     4,306     Interline Brands, Inc.(a)                                                    107,951
    11,349     Jack Henry & Associates, Inc.                                                391,767
     3,514     Kaman Corp., Class A                                                         108,723
     3,602     Kelly Services, Inc., Class A                                                 46,502
       376     Lawson Products, Inc.                                                          3,478
    11,172     Lender Processing Services, Inc.                                             282,428
     2,592     Lincoln Educational Services Corp.                                            16,848
     8,303     LinkedIn Corp.(a)                                                            882,360
     8,226     Lionbridge Technologies, Inc.(a)                                              25,912
       780     Management Network Group, Inc.(a)                                              1,669
     4,483     MAXIMUS, Inc.                                                                231,995
     3,153     McGrath RentCorp                                                              83,555
     6,076     Metalico, Inc.(a)                                                             13,367
     1,166     Michael Baker Corp.(a)                                                        30,421
     2,222     Mistras Group, Inc.(a)                                                        58,394
     5,130     Mobile Mini, Inc.(a)                                                          73,872
     7,370     Moduslink Global Solutions, Inc.(a)                                           22,036
    16,402     Monster Worldwide, Inc.(a)                                                   139,417
     5,759     MSC Industrial Direct Co., Class A                                           377,502
     1,722     MWI Veterinary Supply, Inc.(a),(b)                                           176,970

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                                                   SCHEDULE OF INVESTMENTS |  65

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     7,098     Navigant Consulting, Inc.(a)                                            $     89,719
     8,785     NeuStar, Inc., Class A(a)                                                    293,419
    10,499     Odyssey Marine Exploration, Inc.(a)                                           39,266
     2,404     Official Payments Holdings, Inc.(a)                                            9,376
     5,364     Online Resources Corp.(a)                                                     13,035
     1,366     Park-Ohio Holdings Corp.(a)                                                   25,995
     8,189     Perma-Fix Environmental Services, Inc.(a),(b)                                  9,581
     2,629     PowerSecure International, Inc.(a)                                            13,092
     3,174     PRGX Global, Inc.(a)                                                          25,233
     2,701     Quad/Graphics, Inc.                                                           38,840
     1,376     Rentrak Corp.(a)                                                              28,414
     5,818     Resources Connection, Inc.                                                    71,561
     2,839     RPX Corp.(a)                                                                  40,740
     3,201     Schnitzer Steel Industries, Inc., Class A                                     89,692
     2,636     School Specialty, Inc.(a)                                                      8,593
     5,661     ServiceSource International, Inc.(a)                                          78,405
     2,416     Sharps Compliance Corp.(a)                                                     8,166
     4,550     The Standard Register Co.                                                      2,730
     1,933     Startek, Inc.(a)                                                               5,606
    16,316     Swisher Hygiene, Inc.(a),(b)                                                  41,279
     5,193     SYKES Enterprises, Inc.(a)                                                    82,880
     2,659     Team, Inc.(a)                                                                 82,908
     3,266     TeleTech Holdings, Inc.(a)                                                    52,256
     8,203     Tetra Tech, Inc.(a),(b)                                                      213,934
     7,621     Towers Watson & Co.                                                          456,498
     5,383     TrueBlue, Inc.(a)                                                             83,329
     1,942     Unifirst Corp.                                                               123,803
    10,719     United Rentals, Inc.(a)                                                      364,875
     5,303     United Stationers, Inc.                                                      142,916
     2,991     Universal Technical Institute, Inc.                                           40,408
    10,011     URS Corp.                                                                    349,184
     2,405     US Ecology, Inc.                                                              42,665
    18,663     Verisk Analytics, Inc.(a)                                                    919,339
     2,798     Viad Corp.                                                                    55,960
     4,924     VistaPrint NV(a),(b)                                                         159,045
    15,484     Waste Connections, Inc.                                                      463,281
     5,129     Wright Express Corp.(a)                                                      316,562
                                                                                       ------------
                                                                                         14,545,342
                                                                                       ------------
TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
     5,722     3D Systems Corp.(a)                                                          195,349
     7,464     Acme Packet, Inc.(a)                                                         139,204
     8,549     Adtran, Inc.                                                                 258,094
     4,848     Advanced Energy Industries, Inc.(a)                                           65,060
     2,279     Agilysys, Inc.(a)                                                             19,759
     1,269     Alliance Fiber Optic Products, Inc.(a)                                        11,345
    10,693     Amkor Technology, Inc.(a)                                                     52,182
     1,370     Amtech Systems, Inc.(a)                                                        5,151
     9,258     Anadigics, Inc.(a),(b)                                                        16,757
     8,232     Applied Micro Circuits Corp.(a)                                               47,087
    15,146     Arris Group, Inc.(a)                                                         210,681
    14,658     Aruba Networks, Inc.(a)                                                      220,603
    58,716     Atmel Corp.(a)                                                               393,397
     4,218     ATMI, Inc.(a)                                                                 86,764
     5,752     AuthenTec, Inc.(a)                                                            24,906
     7,906     Aviat Networks, Inc.(a)                                                       22,137
     2,073     Aware, Inc.                                                                   13,371
    14,315     Axcelis Technologies, Inc.(a)                                                 17,178
     4,373     AXT, Inc.(a)                                                                  17,273
     9,040     Brightpoint, Inc.(a)                                                          48,906
    58,097     Brocade Communications Systems, Inc.(a)                                      286,418
     8,545     Brooks Automation, Inc.                                                       80,665
     3,086     Cabot Microelectronics Corp.                                                  90,142
     4,047     CalAmp Corp.(a)                                                               29,665
     6,426     Cavium, Inc.(a)                                                              179,928
     3,226     Ceva, Inc.(a)                                                                 56,810
    13,226     Ciena Corp.(a)                                                               216,510
     8,657     Cirrus Logic, Inc.(a)                                                        258,671
     1,976     Clearfield, Inc.(a)                                                            9,505
     3,077     Cohu, Inc.                                                                    31,262
     2,609     Comtech Telecommunications Corp.                                              74,565

================================================================================

66  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,957     Concurrent Computer Corp.(a)                                            $      8,122
     4,614     Cray, Inc.(a)                                                                 55,737
    15,354     Cree, Inc.(a)                                                                394,137
       784     CVD Equipment Corp.(a)                                                        10,082
     3,739     Cymer, Inc.(a)                                                               220,414
    20,573     Cypress Semiconductor Corp.(a)                                               271,975
     6,622     Dataram Corp.(a)                                                               5,099
     3,072     Dialogic, Inc.(a)                                                              1,907
     8,291     Diebold, Inc.                                                                306,021
     3,651     Digi International, Inc.(a)                                                   37,386
     4,651     Diodes, Inc.(a)                                                               87,299
     8,978     Ditech Networks, Inc.(a)                                                       7,721
     9,114     Dot Hill Systems Corp.(a)                                                     10,390
     3,429     DSP Group, Inc.(a)                                                            21,740
     4,496     Dycom Industries, Inc.(a)                                                     83,671
     5,483     EchoStar Corp. Class A(a)                                                    144,861
     6,310     Electronics for Imaging, Inc.(a)                                             102,537
     3,060     Emcore Corp.(a),(b)                                                           13,525
    11,508     Emulex Corp.(a)                                                               82,858
    17,984     Entegris, Inc.(a)                                                            153,583
    11,611     Entropic Communications, Inc.(a)                                              65,486
     5,426     Exar Corp.(a)                                                                 44,276
    13,416     Extreme Networks, Inc.(a)                                                     46,151
    16,793     Fairchild Semiconductor International, Inc.(a),(b)                           236,781
    12,055     Finisar Corp.(a)                                                             180,343
     6,496     Formfactor, Inc.(a)                                                           42,029
     5,302     FSI International, Inc.(a)                                                    19,034
     7,782     Fusion-io, Inc.(a),(b)                                                       162,566
    16,268     Garmin Ltd.                                                                  622,902
     3,188     Globecomm Systems, Inc.(a)                                                    32,326
     2,896     GSI Technology, Inc.(a)                                                       13,727
    15,519     Harmonic, Inc.(a)                                                             66,111
     3,707     Hittite Microwave Corp.(a)                                                   189,502
     5,295     Hutchinson Technology, Inc.(a)                                                 7,731
     2,125     ID Systems, Inc.(a)                                                            9,307
     7,272     Identive Group, Inc.(a)                                                        6,809
     8,187     iGO, Inc.(a)                                                                   3,439
     8,600     Ikanos Communications, Inc.(a)                                                 7,439
     4,570     Imation Corp.(a)                                                              27,009
    14,873     Infinera Corp.(a)                                                            101,731
     3,600     Infosonics Corp.(a)                                                            5,616
    20,375     Ingram Micro, Inc., Class A(a)                                               355,951
     3,114     Inphi Corp.(a)                                                                29,521
     5,875     Insight Enterprises, Inc.(a)                                                  98,876
    18,989     Integrated Device Technology, Inc.(a)                                        106,718
     3,740     Integrated Silicon Solutions, Inc.(a)                                         37,737
     5,913     InterDigital, Inc.                                                           174,493
     6,926     Intermec, Inc.(a)                                                             42,941
     9,100     International Rectifier Corp.(a),(b)                                         181,909
    16,288     Intersil Corp., Class A                                                      173,467
     7,042     Ixia(a)                                                                       84,645
     3,474     IXYS Corp.(a)                                                                 38,805
     9,399     Kopin Corp.(a)                                                                32,333
     9,742     Kulicke & Soffa Industries, Inc.(a)                                           86,899
     2,107     KVH Industries, Inc.(a)                                                       26,337
     3,162     Lantronix, Inc.(a)                                                             6,450
    15,956     Lattice Semiconductor Corp.(a)                                                60,154
     1,621     Loral Space & Communications Ltd.                                            109,174
     6,254     LRAD Corp.(a)                                                                  7,442
     6,697     LTX-Credence Corp.(a)                                                         44,870
    64,612     Marvell Technology Group Ltd.                                                728,823
     8,585     Mattson Technology, Inc.(a)                                                   15,024
    38,943     Maxim Integrated Products, Inc.                                              998,499
     2,539     MaxLinear, Inc., Class A(a)                                                   12,593
    30,647     MEMC Electronic Materials, Inc.(a)                                            66,504
     4,194     Mercury Computer Systems, Inc.(a)                                             54,228
     6,377     Micrel, Inc.                                                                  60,773
    10,789     Micros Systems, Inc.(a)                                                      552,397

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  67

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    11,735     Microsemi Corp.(a)                                                      $    216,980
     4,910     Mindspeed Technologies, Inc.(a)                                               12,079
     6,553     MIPS Technologies, Inc.(a)                                                    43,709
     6,942     MKS Instruments, Inc.                                                        200,832
     4,682     Monolithic Power Systems, Inc.(a)                                             93,031
     5,257     MoSys, Inc.(a)                                                                17,033
     3,115     Nanometrics, Inc.(a)                                                          47,846
    21,013     NCR Corp.(a)                                                                 477,625
     2,340     NeoPhotonics Corp.(a)                                                         11,560
     5,029     NETGEAR, Inc.(a)                                                             173,551
     4,429     NetList, Inc.(a)                                                              10,010
     7,500     Network Engines, Inc.(a)                                                      10,575
     7,661     Network Equipment Technologies, Inc.(a)                                       10,036
     4,310     Neutral Tandem, Inc.(a)                                                       56,806
     4,683     Novatel Wireless, Inc.(a)                                                     11,661
     6,895     Oclaro, Inc.(a)                                                               20,961
     9,131     OCZ Technology Group, Inc.(a),(b)                                             48,394
     7,806     Omnivision Technologies, Inc.(a),(b)                                         104,288
    60,161     ON Semiconductor Corp.(a)                                                    427,143
     2,673     Oplink Communications, Inc.(a)                                                36,166
     6,318     OpNext, Inc.(a)                                                                7,961
     3,094     Optical Cable Corp.                                                           13,923
     4,647     Overland Storage, Inc.(a)                                                      8,736
     1,934     PAR Technology Corp.(a)                                                        9,535
    10,526     ParkerVision, Inc.(a),(b)                                                     25,052
     2,165     PC Connection, Inc.                                                           22,992
     1,109     Performance Technologies, Inc.(a)                                              2,484
     3,462     Pericom Semiconductor Corp.(a)                                                31,158
     8,049     Photronics, Inc.(a)                                                           49,099
     3,393     Pixelworks, Inc.(a)                                                            8,211
     5,756     Plantronics, Inc.                                                            192,250
     6,522     PLX Technology, Inc.(a)                                                       41,415
    30,725     PMC-Sierra, Inc.(a)                                                          188,651
    21,599     Polycom, Inc.(a)                                                             227,221
     3,750     Power Integrations, Inc.                                                     139,875
       449     Preformed Line Products Co.                                                   26,002
     7,696     Presstek, Inc.(a)                                                              3,288
     1,999     Procera Networks, Inc.(a)                                                     48,596
    13,211     QLogic Corp.(a)                                                              180,859
    31,191     Quantum Corp.(a)                                                              63,318
     6,516     QuickLogic Corp.(a)                                                           16,355
     3,268     Radisys Corp.(a)                                                              20,523
    13,432     Rambus, Inc.(a)                                                               77,100
     6,093     Ramtron International Corp.(a)                                                18,401
    36,354     RF Micro Devices, Inc.(a)                                                    154,504
     1,695     Rimage Corp.                                                                  13,560
    21,069     Riverbed Technology, Inc.(a)                                                 340,264
     4,367     Rudolph Technologies, Inc.(a)                                                 38,080
     3,747     ScanSource, Inc.(a)                                                          114,808
     4,050     SeaChange International, Inc.(a)                                              33,331
     8,620     Semtech Corp.(a)                                                             209,638
     3,486     Shoretel, Inc.(a)                                                             15,269
     4,522     Sigma Designs, Inc.(a)                                                        28,850
     4,376     Silicon Graphics International Corp.(a)                                       28,094
    10,972     Silicon Image, Inc.(a)                                                        45,424
     5,685     Silicon Laboratories, Inc.(a),(b)                                            215,461
    25,163     Skyworks Solutions, Inc.(a)                                                  688,711
       974     Sonic Foundry, Inc.(a)                                                         6,828
    28,045     Sonus Networks, Inc.(a)                                                       60,297
     6,447     Spansion, Inc., Class A(a)                                                    70,788
     3,010     Standard Microsystems Corp.(a)                                               111,039
     5,067     STEC, Inc.(a)                                                                 39,523
     2,846     Stratasys, Inc.(a)                                                           141,019
     4,216     Super Micro Computer, Inc.(a)                                                 66,866
     7,509     Superconductor Technologies, Inc.(a)                                           4,731
     1,497     Supertex, Inc.(a)                                                             28,218
     2,521     Sycamore Networks, Inc.(a)                                                    36,605
     6,100     Symmetricom, Inc.(a)                                                          36,539

================================================================================

68  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     4,557     Synaptics, Inc.(a)                                                      $    130,467
     3,273     SYNNEX Corp.(a)                                                              112,886
     1,465     Systemax, Inc.(a)                                                             17,316
     5,503     Tech Data Corp.(a)                                                           265,080
       409     Tegal Corp.(a)                                                                 1,358
    43,445     Tellabs, Inc.                                                                144,672
     2,413     Telular Corp.                                                                 22,296
     6,860     Tessera Technologies, Inc.                                                   105,438
     3,358     TNS, Inc.(a)                                                                  60,243
     1,530     Transact Technologies, Inc.(a)                                                11,796
     5,338     Transwitch Corp.(a)                                                            5,872
    21,976     TriQuint Semiconductor, Inc.(a)                                              120,868
     3,116     Ultra Clean Holdings, Inc.(a)                                                 20,036
     3,605     Ultratech, Inc.(a)                                                           113,557
     6,360     USA Technologies, Inc.(a)                                                      9,158
    14,134     VeriFone Systems, Inc.(a)                                                    467,694
     5,667     Viasat, Inc.(a),(b)                                                          214,043
     4,377     Vitesse Semiconductor Corp.(a)                                                11,599
     3,449     Volterra Semiconductor Corp.(a)                                               80,879
     2,602     VOXX International Corp.(a)                                                   24,251
     9,091     Westell Technologies, Inc., Class A(a)                                        21,637
     5,499     Zhone Technologies, Inc.(a)                                                    3,602
                                                                                       ------------
                                                                                         19,222,774
                                                                                       ------------
TOBACCO - 0.1%
    12,026     Alliance One International, Inc.(a)                                           41,610
     2,079     Schweitzer-Mauduit International, Inc.                                       141,663
    17,907     Star Scientific, Inc.(a),(b)                                                  81,656
     3,006     Universal Corp.                                                              139,268
     6,994     Vector Group Ltd.                                                            119,038
                                                                                       ------------
                                                                                            523,235
                                                                                       ------------
TRAVEL & LEISURE - 4.3%
     3,469     AFC Enterprises, Inc.(a)                                                      80,273
     9,431     Alaska Air Group, Inc.(a)                                                    338,573
     1,975     Allegiant Travel Co.(a)                                                      137,618
     2,730     Ambassadors Group, Inc.                                                       14,851
     4,564     Ameristar Casinos, Inc.                                                       81,102
    13,995     Avis Budget Group, Inc.(a)                                                   212,724
     5,819     Bally Technologies, Inc.(a)                                                  271,515
     1,731     Benihana, Inc.                                                                27,886
       172     Biglari Holdings, Inc.(a)                                                     66,459
     3,117     BJ's Restaurants, Inc.(a)                                                    118,446
     2,333     Bluegreen Corp.(a)                                                            11,572
     3,830     Bob Evans Farms, Inc.                                                        153,966
     7,553     Boyd Gaming Corp.(a)                                                          54,382
     2,501     Bravo Brio Restaurant Group, Inc.(a)                                          44,593
     9,970     Brinker International, Inc.                                                  317,744
     2,461     Buffalo Wild Wings, Inc.(a)                                                  213,221
     2,873     Caribou Coffee Co., Inc.(a)                                                   37,090
     2,288     Carmike Cinemas, Inc.(a)                                                      33,519
     2,493     Carrols Restaurant Group, Inc.(a)                                             14,808
     2,465     CEC Entertainment, Inc.                                                       89,652
     3,711     Century Casinos, Inc.(a)                                                      10,094
     6,931     The Cheesecake Factory, Inc.(a)                                              221,515
     3,801     Choice Hotels International, Inc.                                            151,774
     1,722     Churchill Downs, Inc.                                                        101,236
    12,919     Cinemark Holdings, Inc.                                                      295,199
    13,258     Cosi, Inc.(a)                                                                  9,416
     3,034     Cracker Barrel Old Country Store, Inc.                                       190,535
   112,076     Delta Air Lines, Inc.(a)                                                   1,227,232
    13,533     Denny's Corp.(a)                                                              60,087
     2,146     DineEquity, Inc.(a)                                                           95,797
     3,754     Dollar Thrifty Automotive Group, Inc.(a)                                     303,924
     7,456     Domino's Pizza, Inc.                                                         230,465
     3,295     Dover Downs Gaming & Entertainment, Inc.                                       9,918
     4,712     Dover Motorsports, Inc.(a)                                                     6,126
    10,506     Dunkin' Brands Group, Inc.                                                   360,776
       846     Einstein Noah Restaurant Group, Inc.                                          14,856
     2,676     Empire Resorts, Inc.(a)                                                        4,951

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  69

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     3,164     Entertainment Gaming Asia, Inc.(a)                                      $      9,112
     1,344     Famous Dave's of America, Inc.(a)                                             14,851
     1,976     Fiesta Restaurant Group, Inc.(a)                                              26,142
     3,528     Full House Resorts, Inc.(a)                                                   10,125
     1,400     Gaming Partners International Corp.                                            8,582
     5,608     Gaylord Entertainment Co.(a)                                                 216,244
     6,791     Hawaiian Holdings, Inc.(a)                                                    44,209
    31,406     Hertz Global Holdings, Inc.(a)                                               401,997
     4,380     HomeAway, Inc.(a)                                                             95,221
     4,881     Hyatt Hotels Corp.(a)                                                        181,378
     3,686     International Speedway Corp., Class A                                         96,499
     5,349     Interval Leisure Group, Inc.                                                 101,684
     3,200     Isle of Capri Casinos, Inc.(a)                                                19,744
     5,834     Jack in the Box, Inc.(a)                                                     162,652
    31,269     JetBlue Airways Corp.(a)                                                     165,726
     7,999     Krispy Kreme Doughnuts, Inc.(a)                                               51,114
    52,224     Las Vegas Sands Corp.                                                      2,271,222
     5,326     Life Time Fitness, Inc.(a)                                                   247,712
     2,493     Luby's, Inc.(a)                                                               16,703
     7,844     Madison Square Garden, Inc.(a)                                               293,679
     2,760     Marcus Corp.                                                                  37,978
     4,105     Marriott Vacations Worldwide Corp.(a)                                        127,173
    42,869     MGM Resorts International(a)                                                 478,418
     1,669     Monarch Casino &  Resort, Inc.(a)                                             15,255
     5,122     Morgans Hotel Group Co.(a)                                                    24,073
     3,170     MTR Gaming Group, Inc.(a)                                                     15,058
     3,366     Multimedia Games Holding Co., Inc.(a)                                         47,124
     4,217     Orbitz Worldwide, Inc.(a)                                                     15,392
    12,370     Orient Express Hotels Ltd., Class A(a)                                       103,537
     2,873     P.F. Chang's China Bistro, Inc.                                              147,873
     3,953     Panera Bread Co., Class A(a)                                                 551,206
     2,511     Papa John's International, Inc.(a)                                           119,448
     1,810     Peet's Coffee & Tea, Inc.(a)                                                 108,672
     8,794     Penn National Gaming, Inc.(a)                                                392,124
     8,356     Pinnacle Entertainment, Inc.(a)                                               80,385
     4,073     Premier Exhibitions, Inc.(a)                                                  10,997
     3,502     Reading International, Inc., Class A(a)                                       18,946
     2,809     Red Lion Hotels Corp.(a)                                                      24,298
     1,859     Red Robin Gourmet Burgers, Inc.(a)                                            56,718
    10,549     Regal Entertainment Group, Series A                                          145,154
     6,177     Republic Airways Holdings, Inc.(a)                                            34,282
     1,483     Rick's Cabaret International, Inc.(a)                                         12,858
    17,984     Royal Caribbean Cruises Ltd.                                                 468,124
     8,463     Ruby Tuesday, Inc.(a)                                                         57,633
     3,606     Ruth's Hospitality Group, Inc.(a)                                             23,800
     8,293     Scientific Games Corp., Class A(a)                                            70,905
     7,236     Shuffle Master, Inc.(a)                                                       99,857
     7,311     Six Flags Entertainment Corp.                                                396,110
     6,224     SkyWest, Inc.                                                                 40,643
     8,338     Sonic Corp.(a)                                                                83,547
     1,639     Speedway Motorsports, Inc.                                                    27,715
     3,471     Spirit Airlines, Inc.(a)                                                      67,546
     1,868     Steiner Leisure Ltd.(a)                                                       86,694
     8,372     Texas Roadhouse, Inc., Class A                                               154,296

================================================================================

70  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     2,884     Town Sports International Holdings, Inc.(a)                             $     38,328
     1,150     Travelzoo, Inc.(a)                                                            26,128
    43,806     United Continental Holdings, Inc.(a)                                       1,065,800
    21,317     US Airways Group, Inc.(a)                                                    284,156
     4,775     Vail Resorts, Inc.                                                           239,132
    40,908     The Wendy's Co.                                                              193,086
     7,288     WMS Industries, Inc.(a)                                                      145,396
     3,562     World Wrestling Entertainment, Inc.                                           27,855
     3,553     Zipcar, Inc.(a),(b)                                                           41,677
                                                                                       ------------
                                                                                         16,253,888
                                                                                       ------------
               Total Common Stocks - 96.8%                                              364,252,300
                                                                                       ------------

---------------------------------------------------------------------------------------------------
BENEFICIAL
INTEREST
(000)
---------------------------------------------------------------------------------------------------
               OTHER INTERESTS(e)
               FIXED LINE
               TELECOMMUNICATIONS - 0.0%
       $29     Primus Telecommunications Escrow                                                   -
                                                                                       ------------
               LEISURE GOODS - 0.0%
         3     H3 Enterprises, Inc.(a)                                                            -
                                                                                       ------------
               PHARMACEUTICALS & BIOTECHNOLOGY - 0.0%
         3     Merck Contingent Value                                                             -
                                                                                       ------------
               REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.0%
         4     LTC-Amerivest Liquidating Trust                                                    -
                                                                                       ------------
               TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
         4     Gerber Scientific, Inc.(a)                                                        45
                                                                                       ------------
               TRAVEL & LEISURE - 0.0%
        13     FRD Acquisition Co.                                                                -
                                                                                       ------------
               Total Other Interests - 0.0%                                                      45
                                                                                       ------------

---------------------------------------------------------------------------------------------------
BENEFICIAL
INTEREST
(000)/SHARES   INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
               WARRANTS(f)
               BANKS - 0.0%
       249     Federal-Mogul Corp., Class A (Expires 12/27/14) (Expires 12/27/14)(a)   $         12
                                                                                       ------------
               ENERGY EQUIPMENT & SERVICES - 0.0%
     1,481     Magnum Hunter Resources Corp. (Issued 8/29/11, 1 Share for 1
                 Warrant, Expires 10/14/13, Strike Price $10.50)                                  -
                                                                                       ------------
               Total Warrants - 0.0%                                                             12
                                                                                       ------------
               Total Long-Term Investments (cost: $273,999,739) - 96.8%                 364,252,357
                                                                                       ------------
               SHORT-TERM SECURITIES
   $18,587     BlackRock Liquidity Series LLC, Money Market Series, 0.15%(d)(g)(h)       18,586,520
                                                                                       ------------
 9,085,067     BlackRock Liquidity Funds, TempCash, Institutional Class, 0.15%(d)(h)      9,085,067
                                                                                       ------------
               Total Short-Term Securities (cost: $27,671,587) - 7.3%                    27,671,587
                                                                                       ------------
               TOTAL INVESTMENTS (cost: $301,671,326*) - 104.1%                         391,923,944
                                                                                       ------------
               LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1)%                           (15,426,962)
                                                                                       ------------

               NET ASSETS - 100.0%                                                     $376,496,982
                                                                                       ============

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  71

================================================================================

* As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost                                                           $306,580,608
                                                                   ============
Gross unrealized appreciation                                      $117,040,548
Gross unrealized depreciation                                       (31,697,212)
                                                                   ------------
Net unrealized appreciation                                        $ 85,343,336
                                                                   ============

(a)  Non-income producing security.
(b)  Security, or a portion of security, is on loan.
(c) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(d) Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3)of the Investment Company Act of 1940, as amended, were as follows:

                                     SHARES/                                         SHARES/
                                  BENEFICIAL      SHARES/         SHARES/         BENEFICIAL
                            INTEREST HELD AT   BENEFICIAL      BENEFICIAL           INTEREST      VALUE AT
                                DECEMBER 31,     INTEREST        INTEREST            HELD AT       JUNE 30,  REALIZED
AFFILIATE                               2011    PURCHASED            SOLD      JUNE 30, 2012          2012       GAIN      INCOME
---------------------------------------------------------------------------------------------------------------------------------
BlackRock Liquidity
    Funds, TempCash,
    Institutional Class            7,443,931    1,641,136(1)            -          9,085,067   $ 9,085,067          -    $  6,637
BlackRock Liquidity Series
    LLC, Money Market
    Series                       $21,009,135            -     $(2,422,615)(2)    $18,586,520   $18,586,520          -    $193,029
PennyMac Mortgage
    Investment Trust                   4,147            -            (165)             3,982   $    78,565      $(186)   $  2,281
---------------------------------------------------------------------------------------------------------------------------------

   (1) Represents net shares/beneficial interest purchased.
   (2) Represents net shares/beneficial interest sold.

(e) Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(g)  Security was purchased with the cash collateral from loaned securities.
(h)  Represents the current yield as of report date.

================================================================================

72  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

o    Financial futures contracts purchased as of June 30, 2012 were as follows:

                                                        NOTIONAL      UNREALIZED
CONTRACTS        ISSUE      EXCHANGE    EXPIRATION         VALUE    APPRECIATION
--------------------------------------------------------------------------------
       74      Russell           ICE
                  2000       Futures
                E-Mini            US     September
                             Indices          2012    $5,885,960        $218,678
       72          S&P
                   Mid
                   400       Chicago     September
                E-Mini    Mercantile          2012    $6,764,400         154,485
                                                                        --------
TOTAL                                                                   $373,163
                                                                        ========

o Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

    o Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

    o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

    o Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series' policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series' policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  73

================================================================================

The following tables summarize the Series' investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

                                                    LEVEL 1         LEVEL 2    LEVEL 3          TOTAL
-------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
     Common Stocks:
       Aerospace & Defense                      $  5,304,370     $         -      $  -     $  5,304,370
       Alternative Energy                            324,139               -         -          324,139
       Automobiles & Parts                         5,835,478               -         -        5,835,478
       Banks                                      19,188,525           5,213         -       19,193,738
       Beverages                                     276,037               -         -          276,037
       Chemicals                                  10,466,512               -         -       10,466,512
       Construction & Materials                    7,890,047               -         -        7,890,047
       Electricity                                 6,743,996               -         -        6,743,996
       Electronic & Electrical Equipment          11,311,186               -         -       11,311,186
       Financial Services                         10,303,142               -         -       10,303,142
       Fixed Line Telecommunications               2,701,613               -         -        2,701,613
       Food & Drug Retailers                       2,840,438               -         -        2,840,438
       Food Producers                              6,701,012               -       451        6,701,463
       Food Products                                 868,557               -         -          868,557
       Forestry & Paper                            1,231,987               -         -        1,231,987
       Gas, Water & Multi-Utilities                5,873,642               -         -        5,873,642
       General Industries                          4,412,295               -         -        4,412,295
       General Retailers                          18,255,501               -         -       18,255,501
       Health Care Equipment & Services           19,807,470               -         -       19,807,470
       Household Goods & Home Construction         7,723,992               -         -        7,723,992
       Industrial Engineering                     11,620,453               -         -       11,620,453
       Industrial Metals & Mining                  3,138,158               -         -        3,138,158
       Industrial Transportation                   6,651,436               -         -        6,651,436
       IT Services                                   902,070               -         -          902,070
       Leisure Goods                               2,925,785               -         -        2,925,785
       Life Insurance                              1,508,314               -         -        1,508,314
       Media                                      12,870,008               -         -       12,870,008
       Mining                                      3,030,868               -         -        3,030,868
       Mobile Telecommunications                   1,796,653               -         -        1,796,653
       Nonlife Insurance                          13,494,837               -         -       13,494,837
       Oil & Gas Producers                        11,818,108               -         -       11,818,108
       Oil Equipment, Services & Distribution      8,013,623               -         -        8,013,623
       Personal Goods                              5,298,177               -         -        5,298,177
       Pharmaceuticals & Biotechnology            18,847,871               -         -       18,847,871
       Professional Services                       1,115,518               -         -        1,115,518
       Real Estate Investment & Services           2,099,756               -         -        2,099,756
       Real Estate Investment Trusts (REITs)      35,857,591               -         -       35,857,591
       Software & Computer Services               22,927,102               -         -       22,927,102
       Specialty Retail                            1,725,130               -         -        1,725,130
       Support Services                           14,545,342               -         -       14,545,342
       Technology Hardware & Equipment            19,222,774               -         -       19,222,774
       Tobacco                                       523,235               -         -          523,235
       Travel & Leisure                           16,253,888               -         -       16,253,888
     Other Interests:
       Technology Hardware & Equipment                     -              45         -               45
     Warrants:
       Banks                                              12               -         -               12
     Short-Term Securities                         9,085,067      18,586,520         -       27,671,587
-------------------------------------------------------------------------------------------------------
TOTAL                                           $373,331,715     $18,591,778      $451     $391,923,944
=======================================================================================================

================================================================================

74  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

                       DERIVATIVE FINANCIAL INSTRUMENTS(1)
--------------------------------------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
--------------------------------------------------------------------------------
ASSETS:
  Equity Contracts            $373,163          -           -       $373,163
--------------------------------------------------------------------------------

(1) Derivative financial instruments are financial futures contracts, which are valued at unrealized appreciation/depreciation on the instrument.

Certain of the Series' liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

--------------------------------------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
--------------------------------------------------------------------------------
LIABILITIES:
  Collateral on securities
     loaned at value              -       $(18,586,520)     -       $(18,586,520)
  Bank overdraft                  -            (75,283)     -            (75,283)
--------------------------------------------------------------------------------
Total                             -       $(18,661,803)     -       $(18,661,803)
--------------------------------------------------------------------------------

There were no transfers between levels during the period ended June 30, 2012.

Certain of the Series' investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  75

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS:
     Investments at value - unaffiliated (including securities
        loaned of $18,456,683) (cost - $273,924,561)                $364,173,792
     Investments at value -  affiliated (cost - $27,746,765)          27,750,152
     Investments sold receivable                                       2,886,789
     Dividends receivable                                                451,934
     Variation margin receivable                                         315,787
     Contributions receivable from investors                             268,116
     Securities lending income receivable - affiliated                    51,008
     Prepaid expenses                                                      5,535
                                                                    ------------
           Total assets                                              395,903,113
                                                                    ------------
LIABILITIES:
     Collateral on securities loaned at value                         18,586,520
     Bank overdraft                                                       75,283
     Investments purchased payable                                       433,951
     Directors' fees payable                                               2,739
     Other affiliates payable                                              2,229
     Investment advisory fees payable                                      1,882
     Withdrawals payable to investors                                    273,241
     Other accrued expenses payable                                       30,286
                                                                    ------------
           Total liabilities                                          19,406,131
                                                                    ------------
NET ASSETS                                                          $376,496,982
                                                                    ============
NET ASSETS CONSIST OF:
     Investors' capital                                             $285,871,201
     Net unrealized appreciation/depreciation                         90,625,781
                                                                    ------------
     Net Assets                                                     $376,496,982
                                                                    ============

See notes to financial statements.

================================================================================

76  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

STATEMENT OF OPERATIONS

Six-month period ended June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
     Dividends - unaffiliated                                        $ 2,700,712
     Foreign taxes withheld                                              (13,403)
     Securities lending - affiliated                                     193,029
     Dividends - affiliated                                                8,918
                                                                     -----------
           Total income                                                2,889,256
                                                                     -----------
EXPENSES
     Investment advisory                                                  21,011
     Accounting services                                                  62,775
     Professional                                                         29,777
     Custodian                                                            22,830
     Printing                                                              8,235
     Directors                                                             5,774
     Miscellaneous                                                         9,140
                                                                     -----------
           Total expenses                                                159,542
     Less fees waived by advisor                                          (3,522)
                                                                     -----------
           Total expenses after fees waived                              156,020
                                                                     -----------
NET INVESTMENT INCOME                                                  2,733,236
                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS)
     Net realized gain (loss) from:
        Investments - unaffiliated                                    (6,281,539)
        Investments - affiliated                                            (186)
        Financial futures contracts                                      176,770
                                                                     -----------
                                                                      (6,104,955)
                                                                     -----------
     Net change in unrealized appreciation/depreciation on:
        Investments                                                   46,980,797
        Financial futures contracts                                      382,537
                                                                     -----------
                                                                      47,363,334
                                                                     -----------
           Total realized and unrealized gain                         41,258,379
                                                                     -----------
     Net increase in net assets resulting from operations            $43,991,615
                                                                     ===========

See notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  77

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

Six-month period ended June 30, 2012 (unaudited), and year ended December 31,
2011

--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:                            6/30/2012       12/31/2011
----------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income                                 $  2,733,236    $   5,934,729
     Net realized gain (loss)                                (6,104,955)       9,810,188
     Net change in unrealized appreciation/depreciation      47,363,334      (33,959,812)
                                                           -----------------------------
     Net increase (decrease) in net assets
        resulting from operations:                           43,991,615      (18,214,895)
                                                           -----------------------------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from contributions                            106,577,291      136,757,866
     Value of withdrawals                                  (213,823,823)    (116,216,791)
                                                           -----------------------------
     Net increase (decrease) in net assets
        derived from capital share transactions            (107,246,532)      20,541,075
                                                           -----------------------------
NET ASSETS:
     Total increase (decrease) in net assets                (63,254,917)       2,326,180
     Beginning of period                                    439,751,899      437,425,719
                                                           -----------------------------
     End of period                                         $376,496,982    $ 439,751,899
                                                           =============================

See notes to financial statements.

================================================================================

78  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                  SIX MONTHS
                                     ENDED
                                   JUNE 30,
                                  (UNAUDITED)              YEAR ENDED DECEMBER 31,
                                  -----------------------------------------------------------------
                                      2012         2011       2010       2009       2008       2007
                                  -----------------------------------------------------------------
TOTAL INVESTMENT RETURN:
Total investment return               9.00%(1)    (3.55)%    28.65%     37.08%    (39.13)%     5.22%
                                  -----------------------------------------------------------------
RATIOS TO AVERAGE
 NET ASSETS:
Total expenses                        0.08%(2)     0.08%      0.08%      0.11%      0.11%      0.08%
                                  -----------------------------------------------------------------
Total expenses after fees
  waived and paid indirectly          0.08%(2)     0.08%      0.08%      0.10%      0.11%      0.08%
                                  -----------------------------------------------------------------
Net investment income                 1.30%(2)     1.29%      1.30%      1.26%      1.47%      1.33%
                                  -----------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of period (000)   $376,497     $439,752   $437,426   $286,216   $199,403   $316,760
                                  =================================================================

Portfolio turnover                       5%          12%        15%        20%        33%        33%
                                  -----------------------------------------------------------------

(1) Aggregate total investment return.
(2) Annualized.

See notes to financial statements.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  79

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Master Extended Market Index Series (the "Series"), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. The Master LLC's Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the "Board") to issue non-transferable interests in the Master LLC, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP"), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the
Series:

VALUATION -- US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved annually by the Board. The BlackRock Global Valuation Methodologies Committee (the "Global Valuation Committee") is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Series for all financial instruments.

================================================================================

80  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System ("NASDAQ") are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that such prior day's price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its investments in BlackRock Liquidity Series, LLC Money Market Series (the "Money Market Series") at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund's net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  81

================================================================================

based upon all available factors that the investment advisor and/or sub-advisor deems relevant. These factors include but are not limited to (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches, including regular due diligence of the Series' pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

SEGREGATION AND COLLATERALIZATION -- In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends

================================================================================

82  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

SECURITIES LENDING -- The Series may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Series earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended June 30, 2012, any securities on loan were collateralized by cash.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  83

================================================================================

INCOME TAXES -- The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' US federal tax returns remains open for each of the four years ended December 31, 2011. The statutes of limitations on each Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

RECENT ACCOUNTING STANDARD -- In December 2011, the Financial Accounting Standards Board issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statement of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series' financial statement disclosures.

OTHER -- Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The

================================================================================

84  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

(2) DERIVATIVE FINANCIAL INSTRUMENTS

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to economically hedge, or protect, their exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

FINANCIAL FUTURES CONTRACTS -- The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  85

================================================================================

DERIVATIVE FINANCIAL INSTRUMENTS CATEGORIZED BY RISK EXPOSURE:

FAIR VALUES OF DERIVATIVE FINANCIAL INSTRUMENTS AS OF JUNE 30, 2012

                                                  ASSET DERIVATIVES
                                 -----------------------------------------------
                                 STATEMENT OF ASSETS
                                 AND LIABILITIES LOCATION                VALUE
                                 -----------------------------------------------
Equity contracts                 Net unrealized appreciation(1)         $373,163
--------------------------------------------------------------------------------

(1) Includes cumulative appreciation on financial futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

       THE EFFECT OF DERIVATIVE FINANCIAL INSTRUMENTS IN THE STATEMENT OF
                    OPERATIONS SIX MONTHS ENDED JUNE 30, 2012

                                 Net Realized Gain From
Equity contracts:                Financial futures contracts            $176,770
--------------------------------------------------------------------------------
                                 Net Change in Unrealized
                                 Appreciation/Depreciation on
Equity contracts:                Financial futures contracts            $382,537
--------------------------------------------------------------------------------

For the six months ended June 30, 2012, the average quarterly balances of outstanding derivative financial instruments were as follows:

FINANCIAL FUTURES CONTRACTS:

 Average number of contracts purchased                                       116
--------------------------------------------------------------------------------
 Average notional value of contracts purchased                       $10,188,565
--------------------------------------------------------------------------------

(3) INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. ("PNC") is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. ("BlackRock").

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"), the Series' investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series' average daily net assets.

================================================================================

86  | MASTER EXTENDED MARKET INDEX SERIES

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The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. However the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series' investment in other affiliated investment companies, if any. This amount is shown as, or included in, fees waived by advisor in the Statement of Operations. For the six months ended June 30, 2012, the amount waived was $3,522.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM") an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

The Manager entered into a contractual arrangement with the Master LLC with respect to the Series under which the Manager will waive and/or reimburse its fees and/or expenses so that the total annual operating expenses incurred by the Series (excluding dividend expense, interest expense, acquired fund fees and certain other Series' expenses) will not exceed 0.12% of the average daily value of the Series' net assets. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2013 unless approved by the Board, including a majority of the independent directors.

For the six months ended June 30, 2012, the Series reimbursed the Manager $2,229 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. As securities lending agent, BIM is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BIM

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  87

================================================================================

does not receive any fees for managing the cash collateral. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments, if any. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Series retains 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The share of income earned by the Series is shown as securities lending -- affiliated in the Statement of Operations. For the six months ended June 30, 2012, BIM received $103,939 in securities lending agent fees related to securities lending activities for the Series.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

(4) INVESTMENTS

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2012, were $21,141,607 and $128,784,097, respectively.

(5) BORROWINGS

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions. Effective November 2011 to November 2012, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Series' pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2011. The Series did not borrow under the credit agreement during the six months ended June 30, 2012.

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88  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

(6) CONCENTRATION, MARKET AND CREDIT RISK

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series' exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series' Statement of Assets and Liabilities, less any collateral held by the Series.

As of June 30, 2012, the Series invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting the financials sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

(7) SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  89

================================================================================

ADVISORY AGREEMENTS

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

The Board of Directors (the "Board," and the members of which are referred to as "Board Members") of Quantitative Master Series LLC (the "Master LLC") met on April 17, 2012 and May 15-16, 2012 to consider the approval of the Master LLC's investment advisory agreement (the "Advisory Agreement") with BlackRock Advisors, LLC (the "Manager"), the Master LLC's investment advisor, on behalf of Master Extended Market Index Series (the "Portfolio"), a series of the Master LLC. The Board also considered the approval of the sub-advisory agreement (the "Sub-Advisory Agreement") between the Manager and BlackRock Investment Management, LLC (the "Sub-Advisor"), with respect to the Portfolio. The Manager and the Sub-Advisor are referred to herein as "BlackRock." The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the "Agreements."

ACTIVITIES AND COMPOSITION OF THE BOARD

The Board consists of fourteen individuals, twelve of whom are not "interested persons" of the Master LLC as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Board Members"). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

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90  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

THE AGREEMENTS

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth meeting to consider specific information surrounding the consideration of renewing the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management's and portfolio managers' analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as marketing and distribution, call center and fund accounting; (c) Portfolio operating expenses and how BlackRock allocates expenses to the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Portfolio's investment objective, policies and restrictions; (e) the Master LLC's compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock's and other service providers' internal controls and risk and compliance oversight mechanisms; (h) BlackRock's implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock's implementation of the Master LLC's valuation and liquidity procedures; (k) an analysis of

================================================================================

                                                       ADVISORY AGREEMENTS |  91

================================================================================

management fees for products with similar investment objectives across the open-end fund, exchange traded fund ("ETF"), closed-end fund and institutional account product channels, as applicable; (l) BlackRock's compensation methodology for its investment professionals and the incentives it creates; and
(m) periodic updates on BlackRock's business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock's commitment to investment performance. In addition, the Board requested, to the extent reasonably possible, an analysis of the risk and return relative to selected funds in peer groups. BlackRock provides information to the Board in response to specific questions. These questions covered issues such as profitability, investment performance and management fee levels. The Board considered the importance of:
(i) managing fixed income assets with a view toward preservation of capital;
(ii) portfolio managers' investments in the funds they manage; (iii) BlackRock's controls surrounding the coding of quantitative investment models; and (iv) BlackRock's oversight of relationships with third party service providers.

BOARD CONSIDERATIONS IN APPROVING THE AGREEMENTS

THE APPROVAL PROCESS -- Prior to the April 17, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with its independent legal counsel and BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. ("Lipper") on Portfolio fees and expenses and the investment performance of the Portfolio as compared with a peer group of funds as determined by Lipper (collectively, "Peers"), as well as the gross investment performance of the Portfolio as compared with its benchmark; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the

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92  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

performance of such other clients, as applicable; (d) the existence, impact and sharing of economies of scale; (e) a summary of aggregate amounts paid by the Portfolio to BlackRock; (f) sales and redemption data regarding the Portfolio; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 17, 2012, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 17, 2012 meeting, and as a culmination of the Board's year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 15-16, 2012 Board meeting.

At an in-person meeting held on May 15-16, 2012, the Board, including all the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Portfolio, each for a one-year term ending June 30, 2013. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) economies of scale;
(e) fall-out benefits to BlackRock as a result of its relationship with the Portfolio; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to securities lending, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board's review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and

================================================================================

                                                       ADVISORY AGREEMENTS |  93

================================================================================

each Board Member may have attributed different weights to the various items considered.

NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED BY BLACKROCK -- The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock's senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the portfolio management team discussing Portfolio performance and the Portfolio's investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock's investment personnel generally and the Portfolio's portfolio management team, investments by portfolio managers in the funds they manage, BlackRock's portfolio trading capabilities, BlackRock's use of technology, BlackRock's commitment to compliance, BlackRock's credit analysis capabilities, BlackRock's risk analysis and oversight capabilities and BlackRock's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock's compensation structure with respect to the Portfolio's portfolio management team and BlackRock's ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In particular, BlackRock and its affiliates provide the Portfolio with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the statement of additional information

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94  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock's fund administration, accounting, legal and compliance departments and considered BlackRock's policies and procedures for assuring compliance with applicable laws and regulations.

THE INVESTMENT PERFORMANCE OF THE PORTFOLIO AND BLACKROCK -- The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April 17, 2012 meeting, the Board worked with its independent counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Portfolio's performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper's rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to funds in the Portfolio's applicable Lipper category and the gross investment performance of the Portfolio as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review their methodology. The Board and the Board's Performance Oversight and Contract Committee regularly review, and meet with Portfolio management to discuss, the performance of the Portfolio throughout the year.

The Board noted that the Portfolio's gross performance, as agreed upon by the Board, was out of tolerance of its benchmark index in the one-year period reported, but that the Portfolio's gross performance exceeded its benchmark in the three- and five-year periods reported. Based on its discussions with BlackRock and the Board's review of the Portfolio's investment performance compared to its Lipper Peer Group, the methodology used by Lipper to select peer funds, and other relevant information provided

================================================================================

                                                       ADVISORY AGREEMENTS |  95

================================================================================

by BlackRock, the Board noted that the Portfolio's gross investment performance as compared to its benchmark index provided a more meaningful comparison of the Portfolio's relative performance. The Board and BlackRock reviewed and discussed the reasons for the Portfolio's performance out of tolerance during the one-year period compared with its benchmark index. The Board was informed that, among other things, performance out of tolerance by the portfolio for 2011 was driven largely by security sampling within the portfolio. Given the breadth of securities and illiquidity issues in the index, the portfolio is optimized by constructing a statistically selected sample of stocks that closely tracks the risk and return characteristics of the benchmark. This optimization can lead to return variations.

The Board and BlackRock discussed BlackRock's strategy for improving the Portfolio's performance and BlackRock's commitment to providing the resources necessary to assist the Portfolio's portfolio managers and to improve the Portfolio's performance.

CONSIDERATION OF THE ADVISORY/MANAGEMENT FEES AND THE COST OF THE SERVICES AND PROFITS TO BE REALIZED BY BLACKROCK AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE PORTFOLIO -- The Board, including the Independent Board Members, reviewed the Portfolio's contractual management fee rate compared with the other funds in its Lipper category. It also compared the Portfolio's total expense ratio, as well as actual management fee rate, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock's financial condition and profitability with respect to the services it provided the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock's profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the years ended

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96  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

December 31, 2010 and December 31, 2009. The Board reviewed BlackRock's profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock's assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock's operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. In addition, the Board considered, among other things, certain third party data comparing BlackRock's operating margin with that of other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock's expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock's and its affiliates' profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock's methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Portfolio's contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Portfolio's Peers, in each case before taking into account any expense

================================================================================

                                                       ADVISORY AGREEMENTS |  97

================================================================================

reimbursements or fee waivers. The Board also noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Portfolio's total operating expenses as a percentage of the Portfolio's average daily net assets.

ECONOMIES OF SCALE -- The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase, as well as the existence of expense caps. The Board also considered the extent to which the Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Portfolio. In its consideration, the Board took into account the existence of expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

OTHER FACTORS DEEMED RELEVANT BY THE BOARD MEMBERS -- The Board, including the Independent Board Members, also took into account other ancillary or "fall-out" benefits that BlackRock or its affiliates may derive from their respective relationships with the Portfolio, both tangible and intangible, such as BlackRock's ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock's profile in the investment advisory community, and the engagement of BlackRock's affiliates as service providers to the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock's overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock's funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock's brokerage and soft dollar

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98  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders of a fund are able to redeem their shares if they believe that the fund's fees and expenses are too high or if they are dissatisfied with the performance of the fund.

CONCLUSION -- The Board, including all the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Portfolio, for a one-year term ending June 30, 2013 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Portfolio, for a one-year term ending June 30, 2013. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members' conclusions may be based in part on their consideration of these arrangements in prior years.

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                                                       ADVISORY AGREEMENTS |  99

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TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN                            J.P. Morgan Chase Bank
                                     3 Chase Metrotech
                                     Brooklyn, New York 11245
--------------------------------------------------------------------------------
ACCOUNTING AGENT                     State Street Bank and Trust Company
                                     100 Summer Street
                                     Boston, Massachusetts 0211
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

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   37757-0812                                (C)2012, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2012

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:     08/24/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/27/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/27/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.